UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-09253

The Payden & Rygel Investment Group
(Exact name of registrant as specified in charter)

333 South Grand Avenue, Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)
Edward S. Garlock, Esq.
Payden & Rygel
333 South Grand Avenue, Los Angeles, CA 90071
(Name and address of agent for service)
Registrant’s telephone number, including area code: 213-625-1900
Date of fiscal year end: October 31, 2007
Date of reporting period: April 30, 2007

ITEM 1. REPORT TO SHAREHOLDERS

Contents

1	Management Discussion and Analysis

5	Portfolio Highlights & Investments

37	Statements of Assets & Liabilities

41	Statements of Operations

45	Statements of Changes in Net Assets

53	Notes to Financial Statements

60	Financial Highlights

68	Fund Expenses

71	Trustees & Officers

Semi-Annual Report

Management Discussion & Analysis

Short Duration Bond Strategies

Short-term interest rates rose during the first half of the six-month period ended April 30, 2007, but then declined ultimately ending slightly lower. Meanwhile, the Federal Reserve Board held the overnight borrowing rate steady at 5.25%. Short-term bonds faced pressure due to the continued inversion of the yield curve. Money market products offered yields comparable to long-term bonds, resulting in a lack of interest in lower yielding 1-year to 5-year maturities. Despite a temporary sell-off in riskier assets, such as emerging markets, high yield and home equity loans, and the bankruptcy of several large sub-prime lenders, risk premiums began to tighten late in the period and ended at richer levels.

The Payden Cash Reserves Money Market Fund (PBHXX) outperformed its benchmark, the Lipper Money Market Average, for the six-month period ended April 30, 2007 returning 2.55% versus 2.21% for the benchmark. We invested a significant portion of the Fund in short-term repurchase agreements. These offered some of the highest yields in the investment grade bond market due to the inverted yield curve. For instance, overnight repurchase agreements yielded 5.25% compared to longer maturity bonds, such as five-year Treasury notes, which yielded around 4.50%.

The Payden Limited Maturity Fund (PYLMX) returned 2.42%, versus 2.58% for its benchmark, the Merrill Lynch 90-day Treasury Bill Index, for the six-month period ended April 30, 2007. The Fund began the period with a slightly longer than index duration position, which detracted from performance as interest rates rose. However, investments in mortgages, corporate and asset-backed securities positively contributed to performance.

The Payden Short Bond Fund (PYSBX) increased duration at the beginning of 2007. This move added to performance as interest rates fell during the latter part of the six-month period. The Fund’s overweight to non-Treasury sectors, particularly mortgage-backed securities, also contributed to performance. For the six-month period ended April 30, 2007, the Fund returned 2.37%, while its benchmark, the Merrill Lynch 1-3 Year Treasury Index, returned 2.30%.

The Payden U.S. Government Fund (PYUSX) also benefited from a long duration stance and a significant overweight to higher-yielding mortgages. For the six-month period ended April 30, 2007, the Fund generated a 2.35% return, while its benchmark, the Merrill Lynch 1-5 Year Treasury Index, returned 2.36%.

Intermediate Duration Bond Strategies

The Payden GNMA Fund (PYGNX) returned 2.80% for the six-month period ending April 30, 2007, performing in line with its benchmark, the Merrill Lynch GNMA Master Index, which returned 2.81%. The GNMA market continues to trade at a premium to its conventional mortgage counterparts primarily due to considerable demand from foreign investors. We expect that premium to gradually subside due to an increase in supply from sub-prime mortgage holders refinancing into GNMA loans. The Fund is currently structured with bias for stable to slightly lower rates over the second half of 2007. The slower housing market bodes well for prepayments as a declining rate of home equity growth diminishes refinancing ability and contributes to higher yields on premium GNMA pools.

For the six-month period ending April 30, 2007, the Payden Core Bond Fund (PYCBX) lagged its benchmark, returning 1.50% versus 2.64% for the Lehman Aggregate Index. The defensive posture in place since June 2006 remained through most of this period. The Fund was significantly underweight the corporate sector, agencies, and sovereigns, all of which had positive excess returns during the period. Duration management was a detractor to performance as well during the period. In the latter half of the period, the Fund moved to an overweight position in corporate bonds and sovereign debt. These asset classes have performed well while investor demand for risk has continued and yield spreads continue to narrow. Recent economic data coming in stronger than expected has reduced market expectations that the Federal Reserve Board will ease interest rates this year. However, with continued weakness in the housing market, we continue to believe the next move by the Federal Reserve Board will be to ease interest rates.

In addition to traditional investment-grade fixed income sectors, the Payden Opportunity Bond Fund (PYOBX) also invests in below investment-grade sectors, such as high-yield and emerging markets. Both posted strong performance during the period, which hurt performance in the first half of the six-month period, but then helped performance in the latter half as positions were increased in these sectors. The Fund returned 1.88% versus its benchmark the Lehman Aggregate Index, which returned 2.64% for the six-month period ended April 30, 2007. Detractors to performance were duration management and an early underweight

Paydenfunds

in spread products. The current economic environment supports current performance in spread products, and we believe this will continue in the near term.

High Yield Bond Strategy

The high yield market finished the six-month period ended April 30, 2007 in solid form, as it recovered rapidly from the minor sell-off during February and early March that was driven by the weakness in Chinese equities and sub-prime mortgage concerns in the U.S. The risk aversion which entered the market in the early part of March dissipated quickly and the market turned in a strong performance in April, with heavy new issuance in both March and April. The high yield market fundamentals continue to remain robust, with the Moody’s trailing global default rate declining even further.

The Payden High Income Fund (PYHRX) generated a return of 6.54% versus its benchmark, the Merrill Lynch High Yield Constrained Index, which returned 6.87%, for the six-month period ended April 30, 2007. The Fund is overweight sectors, such as utilities with a transmission focus and healthcare, where free cash flow is attractive and asset protection exists in the form of hard assets. We underweighted sectors where the industry fundamentals are not attractive, such as the homebuilder and the paper sectors, and sectors wherein over-capacity might be a near term issue, such as the chemical sector.

Tax Exempt Strategies

For the six-month period ended April 30, 2007, the municipal market posted positive returns that were driven by a flattening yield curve. Interest rates rose modestly. However, the resulting decline in bond prices was more than offset by the coupon (income) component of the return. Two-year yields rose 0.13% to 3.60%, while 30-year yields rose 0.03% to 4.10%.

New issuance increased 30% over the similar six-month period one year ago. Refunding volumes rose and issuance in the healthcare sector also increased. Strong credit fundamentals, relatively low long-term interest rates and narrow credit premiums provided an attractive opportunity for hospitals to embark on capital improvement projects.

For the six-month period ended April 30, 2007, the Payden Tax-Exempt Bond Fund (PYTEX) returned 1.22%, while its benchmark, the Lehman Quality Intermediate Municipal Index, returned 1.38%. Allocations to revenue sectors, such as tobacco securitization bonds, airports and leases contributed to performance, as did allocations to long-term securities.

The Payden California Municipal Income Fund (PYCRX) returned 0.94% for the six-month period ended April 30, 2007, while its benchmark, the Lehman 7-Year Municipal Index, returned 1.31%. During the period, sector and quality credit premiums did not significantly change in the California market. The Fund’s performance was driven by yield curve exposure and a bias to higher quality securities, both of which detracted from its performance.

Equity Strategies

The rally in the equity markets gave no indication of an economic slowdown as stock market indices posted healthy returns for the six-month period ended April 30, 2007. The markets were on a steady climb higher as corporate earnings came in better than consensus estimates and stock market volatility was near historic lows. However, in late February, the Chinese government spooked investors with an attempt to clamp down on illegal stock activity in the country, which led to a global equity sell-off. Stock market volatility received another spike from the sub-prime mortgage meltdown as the housing market continued to weaken. Despite the negative news, stocks quickly recovered as investors viewed the news as isolated incidents within the context of strong global economic growth. The equity markets reached new 52-week highs spurred on by strong mergers & acquisitions activity, attractive stock valuations, and positive corporate earnings growth.

The Payden Value Leaders Fund (PYVLX) is comprised of large-cap value stocks. For the six-month period ended April 30, 2007, it returned 9.97%, outperforming its benchmark, the Russell 1000 Value Index, which returned 9.79% for the period. The Fund benefited from its underweight in the financial and health care sectors. The best performer in the Fund was real estate investment trust Equity Office Properties, which was acquired by the Blackstone Group. Another top contributor to the Fund was toymaker Mattel.

The Payden Market Return Fund (PYMRX) provides broad exposure to the core US large-cap stock market. For the six-month period ended April 30, 2007, the Fund returned 8.48%, slightly underperforming its benchmark, the S&P 500 Index, which returned 8.60%. The Fund employs a strategy of using S&P 500 futures to achieve index returns less financing costs, while short-

Semi-Annual Report

Management Discussion & Analysis continued

term bonds are used to outperform the futures’ financing costs. During the six-month period, the futures were purchased at fair value, while short-term bond returns were not able to overcome the futures’ financing cost.

The Payden U.S. Growth Leaders Fund (PUGLX), which is comprised of large-cap growth stocks, returned 8.20% for the six-month period ended April 30, 2007. The Fund trailed its benchmark, the Russell 1000 Growth Index, which returned 8.42%. The Fund benefited from its sector overweight in materials stocks. However, the underweight in energy stocks detracted from relative performance. The top positive contributors in the Fund were glass container maker Owens-Illinois and construction material provider Martin Marietta Materials.

Global Bond Strategies

Following a sharp move lower in February of 2007, global yields have trended higher as economic growth slowed less than previously forecasted and inflation expectations rose. The Federal Reserve Board kept overnight interest rates on hold at 5.25%, but continued to cite inflation risks. At the same time, the European Central Bank raised its overnight rate to 3.75%, and the Bank of Japan continued to gradually lift the bank lending rate, reaching 0.50%. After a lengthy pause through much of 2006, the Bank of England resumed monetary tightening; its target rate reached 5.50% by May of 2007. Currency moves were influenced by fundamentals as global trade imbalances led to a depreciation of the U.S. dollar. The Japanese yen was weaker, relative to a basket of Asian currencies, as foreign exchange investors sought higher-yielding currencies.

The Global Short Bond Fund (PYGSX) returned 2.54% for the six-month period ended April 30, 2007 outperforming its benchmark, the Merrill Lynch 1-3 Year Treasury Index, which returned 2.30% for the same period. The Fund’s return was enhanced due to its overweight to U.S. dollar denominated mortgages, investment grade securities, high-yield corporate securities and sovereign debt. All of these sectors outperformed comparable U.S. Treasury bonds. The Fund also increased its allocation to emerging market securities in the wake of the February and March 2007 sell-off. By the end of the April, these securities had increased in price to pre-sell off levels. The Fund’s long-term strategy remains focused on investing in a highly diversified mix of short-maturity credit securities across the rating spectrum in the U.S., Europe and “transition countries,” such as Mexico, Chile, and Russia.

For the six-month period ended April 30, 2007, the Global Fixed Income Fund (PYGFX) returned 1.76%, while its benchmark, the Lehman Global Aggregate Bond Index Hedged, returned 1.88%. In late 2006 and into January of 2007, the Fund was negatively impacted by our bias for U.S. Treasury yields to move lower on housing concerns. Offsetting this, our outlook for higher yields in Euroland bonds and stronger growth was beneficial later in 2007. Exposure to higher-yielding sovereign and corporate bonds helped performance as riskier assets remained well-supported. An underweight duration position in Japanese bonds had little effect on performance; yields moved higher, but at a more gradual pace than expected. Lastly, the Fund benefited from currency exposure, specifically from strength in the Euro and a basket of Asian currencies.

Emerging Market Bond Strategy

The emerging market sector performed well over the six-month period ended April 30, 2007. Emerging-market dollar-pay bond spreads tightened by approximately 27 basis points during this period, supported by positive fundamentals and record inflows into the asset class. Local currency bond markets also posted strong returns during this period, as narrow dollar-pay debt spreads and the low interest rate environment have shifted investor interest toward higher-yielding instruments. Inflows into the asset class remain strong and are expected to exceed US$30 billion in 2007.

Economic fundamentals remained positive across emerging markets as governments continued to improve their creditworthiness by reducing their external debt stock through debt exchanges or secondary market buy-backs. As a result, the demand-supply dynamics in the external debt market have improved significantly. New issuance in the U.S. dollar-pay market will be limited, as many countries pre-financed their needs in 2006 to take advantage of the low interest rate environment. We expect sovereigns to increase issuance in the domestic markets in an effort to build their local yield curves. Foreign exchange reserves increased to record-high levels, particularly in oil-exporting countries like Mexico and Russia. As a result, there was only one rating downgrade in 2007, in Ecuador, while four other countries were upgraded, including Colombia and Poland.

External risk factors to emerging market performance relate primarily to concerns about a potential decline in global economic growth and commodity prices as a result of the U.S. tightening cycle and the beginning of a similar cycle in Europe and Japan. However, many emerging markets are in a better position than ever before to withstand external liquidity shocks. Provided the

Paydenfunds

slowdown in the U.S. is not recessionary, we expect countries with sound macroeconomic and political fundamentals to continue to perform well in this environment.

The Payden Emerging Market Bond Fund (PYEMX) returned 8.16% for the six-month period ended April 30, 2007, as compared to the 5.09% return for its benchmark, the J.P. Morgan EMBI Global Diversified Index. The Fund has been overweight in Latin America, favoring improving credits such as Brazil, Mexico, Peru and Uruguay, but avoiding Ecuador due to political concerns. We have also maintained overweight positions in Eastern Europe, including Russia, and in Asia, and underweight in Africa. We see value in select local currency bond markets, including Brazil, Mexico and Indonesia, where we favor the interest rate, inflation and currency outlook.

Semi-Annual Report

Portfolio Highlights & Investments

Cash Reserves Money Market Fund

The Fund seeks stability, liquidity and current income by generally investing in the highest quality, short term securities with an average portfolio maturity not to exceed 90 days.

Portfolio Composition - percent of value

Repurchase Agreements	64%
U.S. Government Agency	35%
Cash Equivalent	1%

Schedule of Investments - April 30, 2007

Principal		Value
or Shares	Security Description	(000)

U.S. Government Agency (35%) (a)
49,600,000	FFCB Disc Note, 5.12%, 5/1/07	$49,600
10,000,000	FHLB Disc Note, 5.18%, 3/19/08	9,999
10,000,000	FHLB Disc Note, 5.22%, 8/16/07	9,997
20,000,000	FHLB Disc Note, 5.325%, 2/25/08	20,000
10,000,000	FHLMC Disc Note, 1.00%, 6/29/07	9,918
5,000,000	FHLMC Disc Note, 3.98%, 8/17/07	4,981
15,000,000	FHLMC Disc Note, 4.98%, 5/31/07	14,938
10,000,000	FHLMC Disc Note, 5.00%, 12/21/07	9,674
10,000,000	FHLMC Disc Note, 5.01%, 10/16/07	9,766
15,000,000	FHLMC Disc Note, 5.27%, 3/27/08	15,000
10,000,000	FNMA Disc Note, 4.86%, 9/28/07	9,798
5,000,000	FNMA Disc Note, 4.96%, 2/29/08	4,790
17,500,000	FNMA Disc Note, 5.08%, 7/27/07	17,285
20,000,000	FNMA Disc Note, 5.13%, 6/15/07	19,871

		205,617

Investment Company (1%)
2,383,530	Dreyfus Treasury Cash Management Fund	2,384

Total (Cost - $208,001) (36%)		208,001

Repurchase Agreements (64%)
75,000,000	Bank of America Tri Party, 5.21%, 5/1/07 (b)	75,000
75,000,000	Barclays Tri Party, 5.23%, 5/2/07 (c)	75,000
55,000,000	Citigroup Tri Party, 5.24%, 5/23/07 (d)	55,000
75,000,000	JP Morgan Tri Party, 5.21%, 5/4/07 (e)	75,000
75,000,000	Lehman Tri Party, 5.20%, 5/3/07 (f)	75,000
18,800,000	Morgan Stanley Tri Party, 5.22%, 5/1/07 (g)	18,800

Total Repurchase Agreements (Cost - $373,800)		373,800

Total Investments (Cost - $581,801)		581,801
Liabilities in excess of Other Assets (0%)		(266)

Net Assets (100%)		$581,535

(a)	Discount rate at time of purchase

(b)	The repurchase agreement is collateralized by the following securities:

Bank of America-Bank of New York Tri Party
123,369,000	FNMA 4.61%, Mar 35	$76,219

(c)	The repurchase agreement is collateralized by the following securities:

Barclays-Bank of New York Tri Party
25,319,442	FNMA 5.50%, May 37	$24,983
50,068,012	FNMA 6.509%, Jan 37	51,144

		$76,127

(d)	The repurchase agreement is collateralized by the following securities:

Citigroup-Bank of New York Tri Party
92,461,730	FNMA 0.00%, Aug 35	$57,750

(e)	The repurchase agreement is collateralized by the following securities:

JP Morgan-JPMorgan Chase Bank Tri Party
100,352,145	U.S. Government mortgage-backed securities, maturing from Dec 11- Feb 47, yielding from 4.50%-8.00%	$76,501

(f)	The repurchase agreement is collateralized by the following securities:

Lehman-JPMorgan Chase Bank Tri Party
42,960,000	FNMA 4.00%, May 34	$32,593
28,700,000	FNMA 4.50%, Nov 19	20,234
44,763,140	FNMA 5.50%, May 34	23,677

		$76,504

(g)	The repurchase agreement is collateralized by the following securities:

Morgan Stanley-Bank of New York Tri Party
17,840,545	FNMA 0.00%, Aug 34	$9,502
13,528,602	FNMA 0.00%, Jun 36	9,693

		$19,195

See notes to financial statements.

Paydenfunds

Limited Maturity Fund

The Fund seeks a total return greater than a money market fund along with the preservation of capital by generally investing in investment grade debt securities with a maximum average portfolio maturity not to exceed two years.

Credit Quality - percent of value

AAA	69%
AA	3%
A	10%
BBB	18%

Schedule of Investments - April 30, 2007

Principal		Value
or Shares	Security Description	(000)

Asset Backed (19%)
424,079	Asset Backed Funding Certificates, 5.63%, 4/25/34	$425
750,000	Bank of America Credit Card Trust, 5.55%, 3/15/12	750
2,947,228	Chase Manhattan Auto Owner Trust, 2.57%, 2/16/10	2,938
205,767	CIT Equipment Collateral, 2.20%, 3/20/08	205
1,122,943	CNH Equipment Trust, 2.57%, 9/15/09	1,122
841,989	CNH Equipment Turst, 4.02%, 4/15/09	838
422,250	First Franklin Mtg. Loan Asset Backed Certificates, 5.60%, 1/25/35	422
2,300,000	GE Capital Credit Card Master Note Trust, 5.52%, 6/15/11	2,302
2,900,000	GMAC Mortgage Corp. Loan Trust, 5.47%, 2/25/36	2,901
1,363,454	Harley-Davidson Motorcycle Trust, 4.30%, 5/15/10	1,361
1,322,059	Impac CMB Trust, 5.69%, 11/25/34	1,323
658,728	Long Beach Mortgage Loan Trust, 5.745%, 8/25/33	645
1,963,005	Morgan Stanley ABS Capital, 5.37%, 9/25/36	1,962
3,203,459	Novastar Home Equity Loan, 5.37%, 3/25/37	3,203
640,116	USAA Auto Owner Trust, 3.16%, 2/17/09	638
2,984,411	Whole Auto Loan Trust, 2.58%, 3/15/10	2,981
1,967,259	World Omni Auto Receivables Trust, 2.87%, 11/15/10	1,948
1,000,000	Ford Credit Floorplan Master Owner Trust, 5.77%, 6/15/11	1,002
2,500,000	Wachovia Asset Securitization, Inc., 5.46%, 7/15/37 (b)	2,500

		29,466

Corporate (27%)
2,050,000	Anadarko Petroleum Corp., 5.76%, 9/15/09	2,055
2,250,000	Centex Corp., 5.606%, 8/1/07	2,251
2,000,000	CIT Group Inc., 5.45%, 6/8/09	1,996
1,400,000	Comcast Corp., 5.656%, 7/14/09	1,402
500,000	DaimlerChrysler NA Hldg, 5.69%, 3/13/09	501
2,000,000	DaimlerChrysler NA Hldg, 5.81%, 8/3/09	2,010
2,000,000	Deutsche Telekom International Finance, 5.12%, 3/23/09	2,004
2,750,000	Dominion Resources Inc., 5.66%, 9/28/07	2,751
1,145,000	Erac USA Finance Co. 144A, 5.601%, 4/30/09 (b)	1,148
1,630,000	Gannett Co., 5.56%, 5/26/09	1,630
1,800,000	General Mills Inc., 5.49%, 1/22/10	1,801
1,250,000	Masco Corp., 5.655%, 3/12/10	1,252
2,000,000	Merrill Lynch & Co., 5.70%, 7/21/09	2,005
2,740,000	Oracle Corp., 5.60%, 1/13/09	2,741
1,000,000	Preferred Term XXIII, 6.09%, 12/22/36 (b)	1,003
2,500,000	Public Service Enterprise, 5.74%, 9/21/08	2,500
1,345,000	Republic of Chile, 5.76%, 1/28/08	1,347
1,490,000	Safeway Inc., 5.31%, 3/27/09	1,492
2,000,000	Telecom Italia Capital, 6.11%, 7/18/11	2,016
1,500,000	Telefonica Emisiones, 5.665%, 6/19/09	1,505
1,500,000	Time Warner Inc., 5.61%, 11/13/09	1,503
1,500,000	Transocean, Inc., 5.565%, 9/5/08	1,501
1,150,000	TXU Electric Delivery 144A, 5.725%, 9/16/08 (b)	1,150
1,375,000	United Mexican States, 5.75%, 1/13/09	1,387
2,500,000	World Savings Bank, 5.40%, 5/8/09	2,499

		43,450

Mortgage Backed (36%)
2,516,806	FH 847, 5.58%, 2/01/31	2,532
500,000	Arkle Master Issuer Plc 144A, 5.74%, 2/17/52 (b)	500
3,000,000	Arkle Master Issuer Plc 144A, 5.41%, 8/17/11 (b)	3,000
88,654	Bear Stearns Alt-A Trust, 5.856%, 3/25/36	89
124,581	Bear Stearns Alt-A Trust, 6.961%, 3/25/34	124
3,865,289	FH 1H2623 ARM, 5.81%, 7/1/36	3,888
1,119,118	FHR 2759 AU, 3.50%, 5/15/19	1,112
334,117	FHR 2773 EK, 3.50%, 5/15/10	333
465,118	FNMA 613633, 6.551%, 10/1/26	469
4,387,896	FNMA 849088, 6.906%, 11/1/35	4,503
2,966,804	FNMA 865488, 6.935%, 2/1/36	3,044
4,752,242	FNMA ARM, 6.137%, 2/25/44	4,831
44,806	FNR 2003-11 GF, 5.47%, 2/25/18	45
1,645,809	GNR 02-48 FT, 5.52%, 12/16/26	1,654
587,507	GNR 99-43 FA, 5.77%, 11/16/29	593
3,075,000	Granite Master Issuer, 5.43%, 12/20/24	3,075
3,520,402	Harborview Mortgage Loan Trust, 5.098%, 1/19/35	3,516
400,000	Holmes Master Issuer Plc 2006-1A 2C 144A, 5.75%, 7/15/40 (b)	400
531,024	Homebanc Mortgage Trust, 5.75%, 8/25/29	531
2,580,199	PUMA Finance Ltd. 144A, 4.92%, 8/9/35 (b)	2,584
693,814	Sequoia Mortgage Trust, 5.32%, 10/20/27	694
708,081	Structured ARM Loan Trust, 6.48%, 9/25/34	719
2,160,415	Structured Asset Mortgage Investments Inc., 5.14%, 2/25/36	2,173
1,391,490	Structured Asset Mortgage Investments Inc., 5.63%, 7/25/36	1,395
1,365,512	Structured Asset Mortgage Investments Inc., 6.06%, 7/25/32	1,379
2,582,654	Structured Asset Mortgage Investments Inc., 7.01%, 12/27/35	2,622
2,609,300	Structured Asset Mortgage Investments Inc., 7.09%, 5/25/36	2,657
4,023,790	Washington Mutual, 5.44%, 5/25/46	4,030
3,252,187	Washington Mutual, 4.828%, 5/25/46	3,254
700,000	Permanent Master Issuer Plc, 0.00%, 7/17/42	700

		56,446

U.S. Government Agency (8%)
12,000,000	FHLB, 5.12%, 7/18/07 (c)	11,868

Commercial Paper (9%)
2,000,000	HBOS Treasury Services, 5.23%, 7/24/07 (c)	1,974
2,000,000	Royal Bank of Canada, 5.21%, 5/3/07 (c)	1,999
2,000,000	BNP Paribas Finance, 5.00%, 6/6/07 (c)	1,990
2,000,000	Total Capital, 5.21%, 6/12/07 (c)	1,988
2,000,000	Toyota Motor Credit, 5.21%, 5/24/07 (c)	1,993
2,000,000	Abbott Laboratories,5.24%, 5/02/07 (c)	2,000
2,000,000	DNSKEC, 5.26%, 5/21/07 (c)	1,994

		13,938

Investment Company (2%)
3,710,958	Cash Reserves Money Market Fund *	3,711

Limited Maturity Fund continued

Principal		Value
or Shares	Security Description	(000)

Total (Cost - $158,855) (a) (101%)		158,879
Liabilities in excess of Other Assets (-1%)		(1,344)

Net Assets (100%)		$157,535

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$194
Unrealized depreciation	(170)

Net unrealized appreciation	$24

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Discount rate at time of purchase.

See notes to financial statements.

Paydenfunds

Short Bond Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade securities with a maximum average portfolio maturity not to exceed three years.

Credit Quality - percent of value

AAA	83%
AA	3%
A	5%
BBB	4%
BB	5%

Schedule of Investments - April 30, 2007

Principal		Value
or Shares	Security Description	(000)

Asset Backed (31%)
6,715,000	Americredit Automobile Receivables Trust, 5.42%, 8/8/11	$6,746
3,000,000	Bank One Issuance Trust, 3.35%, 3/15/11	2,941
5,250,000	Bank One Issuance Trust, 3.45%, 10/15/11	5,113
3,400,000	Capital Auto Receivables Asset Trust 144A, 5.31%, 10/20/09 (b)	3,400
3,600,000	Capital Auto Receivables Asset Trust 144A, 5.32%, 3/20/10 (b)	3,608
8,255,000	Capital One Multi-Asset Execution Trust, 3.65%, 7/15/11	8,097
8,000,000	Capital One Prime Auto Receivables Trust, 4.94%, 7/15/12	7,991
6,100,000	Carmax Auto Owner Trust, 5.14%, 11/15/11	6,122
2,300,000	Chase Manhattan Auto Owner Trust, 5.13%, 5/16/11	2,302
2,400,000	Chase Manhattan Auto Owner Trust, 5.11%, 4/15/14	2,411
6,000,000	CNH Equipment Trust, 3.48%, 9/15/11	5,907
6,600,000	Ford Credit Auto Owner Trust, 3.88%, 1/15/10	6,502
9,300,000	GE Capital Credit Card Master Note Trust, 5.08%, 9/17/12	9,333
4,350,000	Harley-Davidson Motorcycle Trust, 5.22%, 6/15/13	4,376
4,100,000	Hertz Vehicle Financing LLC 144A, 3.23%, 5/25/09 (b)	3,967
9,270,000	Morgan Stanley Auto Loan Trust, 3.46%, 3/15/12	9,081
1,090,280	Sequoia Mortgage Trust, 5.32%, 10/20/27	1,091
7,140,000	Wachovia Auto Loan Owner Trust, 5.08%, 4/20/12 (b)	7,146

		96,134

Corporate (17%)
1,140,000	Abbott Laboratories, 5.375%, 5/15/09	1,148
235,000	Allegheny Energy Supply, 7.80%, 3/15/11	249
888,750	AMC Entertainment Inc., 4.99%, 1/26/13	892
140,000	Ball Corp., 6.875%, 12/15/12	143
4,805,000	Bellsouth Corp., 4.20%, 9/15/09	4,708
1,458,750	Boyd Gaming Corp. Loan, 3.89%, 6/30/11	1,455
4,600,000	Citigroup Inc., 3.625%, 2/9/09	4,493
750,000	Clear Channel Communication, 4.25%, 5/15/09	728
2,980,000	CSX Corp., 6.25%, 10/15/08	3,019
203,182	DRS Technologies, 6.82%, 1/1/13	203
518,182	DRS Technologies, 6.86%, 1/1/13	518
490,909	DRS Technologies, 6.86%, 1/1/13	491
745,000	Echostar DBS Corp., 5.75%, 10/1/08	746
800,000	Ford Motor Credit 7.25%, 10/25/11	784
3,850,000	Gannett Co. Inc., 4.125%, 6/15/08	3,797
791,000	General Motors Acceptance Corp., 5.125%, 5/9/08	782
185,476	Georgia Pacific, 7.1138%, 12/20/12	186
1,523,810	Georgia Pacific, 7.34%, 12/20/12	1,531
170,476	Georgia Pacific, 7.34%, 12/20/12	171
95,238	Georgia Pacific, 7.34%, 12/20/12	96
495,000	Ineos Group Holdings Plc, 4.975%, 2/1/14	499
495,000	Ineos Group Holdings Plc, 5.025%, 2/1/15	499
694,774	Jarden Corp., 4.915%, 1/24/12	695
700,000	KB Home, 8.625%, 12/15/08	715
3,580,000	Merrill Lynch & Co., 4.831%, 10/27/08	3,561
740,000	MGM Mirage Inc., 6.00%, 10/1/09	741
218,559	Nalco, 7.07%, 11/4/10	220
208,151	Nalco, 7.07%, 11/4/10	209
188,686	Nalco, 7.11%, 11/4/10	190
1,317,168	NRG Energy Inc., 6.741%, 2/1/13	1,329
292,000	PSEG Energy Holdings, 8.625%, 2/15/08	298
745,000	Royal Caribbean Cruises, 7.00%, 10/15/07	750
3,592,000	SLM Corp., 4.00%, 1/15/09	3,492
4,325,000	SLM Corp., 5.24%, 7/27/09	4,250
710,000	Smithfield Foods Inc., 8.00%, 10/15/09	743
2,350,000	Sprint Capital Corporation, 6.375%, 5/12/09	2,396
4,420,000	Telecom Italia Capital, 4.00%, 11/15/08	4,340
1,000,000	Windstream Corp., 6.5%, 7/17/13	1,006

		52,073

Mortgage Backed (49%)
4,460,000	Banc of America Commercial Mortgage Inc., 4.176%, 11/10/41	4,366
3,450,000	Banc of America Commercial Mortgage Inc., 4.50%, 7/10/43	3,386
1,480,000	Bank of America Commercial Mortgage Inc., 4.764%, 7/10/45	1,465
5,400,000	Bear Stearns Commercial Mortgage Securities, 3.869%, 2/11/41	5,276
4,480,000	CS First Boston Mortgage Securities Corp., 5.017%, 8/15/38	4,457
5,664,838	FH 782784 ARM, 4.384%, 10/1/34	5,605
9,218,794	FH 1H2665 ARM, 5.71%, 11/1/36	9,306
7,873,158	FH 1J0224 ARM, 5.665%, 1/1/37	7,933
9,302,062	FHARM, 5.392%, 3/1/2036	9,330
4,146,567	FHR 2891 LN, 4.25%, 6/15/24	4,095
7,967,895	FNMA 1Q0025, 5.206%, 2/1/36	7,961
2,627,105	FNMA 708229, 4.252%, 4/1/33	2,630
2,057,753	FNMA 743821, 4.710%, 11/1/33	2,059
1,485,798	FNMA 755867, 4.28%, 12/1/33	1,477
2,547,191	FNMA 790762, 5.088%, 9/1/34	2,560
3,686,536	FNMA 790764, 4.921%, 9/1/34	3,679
3,387,842	FNMA 794792, 5.101%, 10/1/34	3,404
3,082,051	FNMA 794797, 4.75%, 10/1/34	3,071
4,850,000	GE Capital Commercial Mortgage Corp., 4.35%, 6/10/48	4,752
2,680,000	GS Mortgage Securities Corp., 5.51%, 4/10/38	2,708
4,699,474	GSR Mortgage Loan Trust, 4.768%, 9/25/34	4,656
9,329,065	Harborview Mortgage Loan Trust, 5.314%, 11/25/35	9,324
1,255,983	Indymac Indx Mortgage Loan Trust, 5.376%, 10/25/34	1,257
1,865,000	JP Morgan Chase Commercial Mortgage Securities Corp., 4.851%, 8/15/42	1,848
6,200,000	LB-UBS Commercial Mortgage Trust, 4.21%, 11/15/27	6,093
3,700,000	LB-UBS Commercial Mortgage Trust, 4.821%, 4/15/30	3,672
3,521,707	MLCC Mortgage Investors Inc., 4.73%, 12/25/34	3,504
3,672,685	MLCC Mortgage Investors, Inc., 5.40%, 2/25/36	3,674
790,499	Morgan Stanley Mortgage Loan Trust, 6.91%, 7/25/34	802

Semi-Annual Report

Short Bond Fund continued

Principal		Value
or Shares	Security Description	(000)

512,178	Provident Funding Mortgage Loan Trust, 4.05%, 4/25/34	$504
7,667,912	Structured Adjustable Rate Mortgage Loan, 5.42%, 5/25/35	7,694
1,417,075	Structured ARM Loan Trust, 5.07%, 10/25/34	1,421
4,248,452	Structured ARM Loan Trust, 5.36%, 8/25/34	4,239
1,425,445	Structured Asset Mortgage Investments Inc., 6.55%, 10/19/34	1,436
6,370,000	Wachovia Bank Commercial Mortgage Trust, 4.38%, 10/15/41	6,246
4,360,000	Wachovia Bank Commercial Mortgage Trust, 5.00%, 7/15/41	4,339

		150,229

U.S. Treasury (1%)
4,000,000	U.S. Treasury Note, 3.50%, 2/15/10	3,892
400,000	U.S. Treasury Note, 3.50%, 5/31/07	399

		4,291

Investment Company (2%)
5,913,071	Cash Reserves Money Market Fund *	5,913

Total (Cost - $309,429) (a) (100%)		308,640
Other Assets, net of Liabilities (0%)		668

Net Assets (100%)		$309,308

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$501
Unrealized depreciation	(1,290)

Net unrealized depreciation	$(789)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Swap Contracts (000s)

	Expiration	Notional	Unrealized
Contract Type	Date	Principal	Appreciation

Interpublic Group Credit Default Swap	Jun-08	920	$19
Unisys Credit Default Swap	Dec-07	1,000	8

			$27

Open Future Contracts

				Unrealized
			Current	Appreciation
Number of		Expiration	Value	(Depreciation)
contracts	Contract Type	Date	(000s)	(000s)

371	U.S. Treasury 2 Year Note Future	Jun-07	$75,951	$46
127	U.S. Treasury 10 Year Note Future	Jun-07	13,758	(12)

				$34

See notes to financial statements.

Paydenfunds

U.S. Government Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in U.S. government obligations with an average portfolio maturity not to exceed five years.

Portfolio Composition - percent of value

Mortgage Backed	45%
U.S. Treasury	41%
U.S. Government Agency	12%
Cash Equivalent	2%

Schedule of Investments - April 30, 2007

Principal		Value
or Shares	Security Description	(000)

Mortgage Backed (44%)
1,311,577	FH 1B2420 ARM, 5.086%, 11/1/35	$1,308
1,426,487	FH 1H2665 ARM, 5.71%, 11/1/36	1,440
1,377,803	FH 1J0224 ARM, 5.665%, 1/1/37	1,388
1,151,018	FH 1J1279 ARM, 5.874%, 4/1/36	1,164
1,373,740	FH 1K0030 ARM, 5.981%, 7/1/36	1,389
1,594,639	FH ARM, 5.392%, 3/1/2036	1,599
465,284	FHLMC 2659, 3.00%, 12/15/21	459
515,339	FHLMC, 5.125%, 10/15/15	513
265,739	FHR 2676 KM, 3.50%, 12/15/13	264
156,015	FHR 2836 DG, 5.00%, 6/15/16	156
488,177	FHR 2891 LN, 4.25%, 6/15/24	482
717,111	FNMA 1Q0025 ARM, 5.206%, 2/1/36	716
1,008,745	FNMA 708229 ARM, 4.252%, 4/1/33	1,010
1,196,368	FNMA 743821 ARM, 4.710%, 11/1/33	1,197
1,101,660	FNMA 745621 ARM, 5.694%, 5/1/36	1,109
795,963	FNMA 755867 ARM, 4.28%, 12/1/33	791
289,016	FNMA 790762 ARM, 5.088%, 9/1/34	290
418,061	FNMA 790764 ARM, 4.921%, 9/1/34	417
500,036	FNMA 794792 ARM, 5.101%, 10/1/34	502
455,523	FNMA 794797 ARM, 4.75%, 10/1/34	454
486,752	FNMA 843045 ARM, 5.042%, 9/1/35	489
952,969	FNMA 850120 ARM, 5.308%, 10/1/35	958
1,355,082	FNMA 870906 ARM, 5.582%, 12/1/36	1,366
1,306,716	FNMA 878544 ARM, 5.36%, 3/1/36	1,308
1,408,827	FNMA 887019 ARM, 5.881%, 6/1/36	1,430
823,006	FNMA 905694 ARM, 5.884%, 12/1/36	833

		23,032

U.S. Government Agency (12%)
1,500,000	FNMA, 5.125%, 12/18/09	1,498
1,400,000	FNMA, 5.26%, 3/26/10	1,400
1,000,000	FHLMC, 5.25%, 11/20/09	1,000
1,000,000	FHLMC, 5.375%, 2/8/10	1,000
1,250,000	FHLB, 5.38%, 11/20/09	1,251

		6,149

U.S. Treasury (41%)
3,400,000	U.S. Treasury Note, 3.625%, 1/15/10	3,321
3,000,000	U.S. Treasury Note, 3.875%, 9/15/10	2,942
2,000,000	U.S. Treasury Note, 4.375%, 12/15/10	1,992
1,300,000	U.S. Treasury Note, 4.75%, 3/31/11	1,311
5,700,000	U.S. Treasury Note, 4.50%, 11/30/11	5,698
2,500,000	U.S. Treasury Note, 4.63%, 11/15/09	2,504
700,000	U.S. Treasury Note, 4.63%, 12/31/11	703
2,600,000	U.S. Treasury Note, 4.75%, 1/31/12	2,625

		21,096

Investment Company (2%)
777,123	Cash Reserves Money Market Fund *	777

Total (Cost - $51,041 ) (a) (99%)		51,054
Other Assets, net of Liabilities (1%)		709

Net Assets (100%)		$51,763

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$157
Unrealized depreciation	(144)

Net unrealized appreciation	$13

Open Future Contracts

			Current	Unrealized
Number of			Value	Appreciation
Contracts	Contract Type	Expiration Date	(000s)	(000s)

19	U.S. Treasury 2 Year Note Future	Jun-07	$3,890	$6

See notes to financial statements.

Semi-Annual Report

GNMA Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in Government National Mortgage Association mortgage-backed securities and other U.S. government obligations with no limit on the average portfolio maturity.

Portfolio Composition - percent of value

Mortgage Backed	97%
Cash Equivalent	2%
U.S. Government Agency	1%

Schedule of Investments - April 30, 2007

Principal		Value
or Shares	Security Description	(000)

Mortgage Backed (151%)
702,242	FH 780444 ARM, 5.582, 3/1/33	$707
1,857,324	FH 782784 ARM, 4.387%, 10/1/34	1,838
623,125	FN 665367 ARM, 6.676%, 8/1/32	631
4,497,387	FNR 06-101 FE, 5.57%, 10/25/36	4,491
2,000,000	FNR 06-27 BF, 5.62%, 4/25/36	2,008
455,598	G2 2591 30YR, 7.00%, 5/20/28	477
4,464,425	G2 3515 30YR, 5.50%, 2/20/34	4,437
3,703,330	G2 3584 30YR, 6.00%, 7/20/34	3,756
3,782,171	G2 3599 30YR, 6.50%, 8/20/34	3,893
3,013,687	G2 3711 30YR, 5.50%, 5/20/35	2,994
8,762,256	G2 3747 30YR, 5.00%, 8/1/05	8,495
4,512,394	G2 3772 30YR, 5.00%, 10/20/35	4,375
8,333,252	G2 3785 30YR, 5.00%, 11/20/35	8,079
4,446,858	G2 3805 ARM, 5.00%, 1/20/36	4,309
4,601,403	G2 3891 30YR, 6.50%, 8/20/36	4,723
1,338,434	G2 80013 ARM, 6.125%, 11/20/26	1,357
1,418,675	G2 80029 ARM, 5.380%, 1/20/27	1,436
588,036	G2 8006 ARM, 5.75%, 7/20/22	595
1,003,439	G2 80134 ARM, 6.130%, 11/20/27	1,016
355,749	G2 80346 ARM, 6.125%, 11/20/29	360
2,396,016	G2 8041 ARM, 5.75%, 8/20/22	2,421
758,143	G2 80507 ARM, 5.380%, 4/20/31	767
1,687,630	G2 80546 ARM, 6.00%, 10/20/31	1,711
1,551,447	G2 80611 ARM, 5.375%, 6/20/32	1,569
746,966	G2 80612 ARM, 5.50%, 6/20/32	756
369,706	G2 8062 ARM, 6.125%, 10/20/22	374
1,286,284	G2 81018 ARM, 6.00%, 8/20/34	1,299
344,366	G2 8121 ARM, 5.375%, 1/20/23	348
2,774,356	G2 81220 ARM, 4.5%, 1/20/35	2,765
3,444,929	G2 81318 ARM, 4.50%, 4/20/2035	3,442
467,390	G2 8228 ARM, 5.75%, 7/20/23	473
425,921	G2 8301 ARM, 6.125%, 10/20/23	431
809,872	G2 8302 ARM, 6.125%, 10/20/23	819
466,963	G2 8339 ARM, 6.125%, 12/20/23	472
486,351	G2 8595 ARM, 5.38%, 2/20/25	493
284,855	G2 8855 ARM, 6.125%, 10/20/21	289
336,400	G2 8867 ARM, 6.125%, 11/20/21	340
2,558,243	G2 8991 ARM, 6.125%, 10/20/26	2,591
34,150,000	G2SF TBA, 5.50%, 5/1/37 (b)	33,926
646,101	GN 582100 30YR, 7.50%, 4/15/32	676
73,028	GN 592286 30YR, 7.50%, 1/15/33	76
3,971,666	GN 603068 30YR, 5.00%, 8/15/33	3,868
4,001,138	GN 605099 30YR, 5.50%, 3/15/34	3,984
6,518,816	GN 616826 30YR, 5.50%, 1/15/35	6,488
1,091,116	GN 658144 15YR, 6.50% 10/15/21	1,117
1,854,849	GN 658148 15YR, 6.50% 11/15/21	1,900
314,633	GN 780619 15YR, 7.00%, 8/15/12	325
359,713	GN 780853 15YR, 9.00%, 1/15/10	366
838,516	GN 781324 30YR, 7.00%, 7/15/31	880
611,528	GN 781445 30YR, 8.00%, 11/15/31	652
2,694,759	GN 781527 30YR, 6.00%, 11/15/32	2,739
3,019,650	GNR 00-22 FG, 5.52%, 5/16/30	3,022
38,258	GNR 00-26 F, 5.732%, 6/20/30	38
1,098,355	GNR 00-26 FA, 5.882%, 9/20/30	1,101
595,003	GNR 00-9 FH, 5.82%, 2/16/30	601
645,144	GNR 01-19 F, 5.82%, 5/16/31	650
136,042	GNR 01-33 F, 5.77%, 7/20/31	137
4,533,112	GNR 01-47 FA, 5.72%, 9/16/31	4,566
3,306,102	GNR 01-59 FA, 5.72%, 11/16/24	3,343
1,656,943	GNR 02-11 FJ, 5.832%, 2/20/32	1,675
1,797,324	GNR 02-13 FA, 5.82%, 2/16/32	1,820
597,355	GNR 02-24 FA, 5.82%, 4/16/32	603
489,715	GNR 02-4 FY, 5.77%, 1/16/32	493
4,644,097	GNR 02-48 FT, 5.52%, 12/16/26	4,667
5,201,061	GNR 02-76 F, 5.52%, 1/16/31	5,214
745,089	GNR 02-76 FY, 5.62%, 12/16/26	749
1,340,894	GNR 03-97 DU, 4.00%, 9/16/25	1,328
2,582,636	GNR 06-47 FA, 5.52%, 8/16/36	2,576
2,869,919	GNR 06-62 FB, 5.492%, 11/20/36	2,879
1,901,368	GNR 99-40 FE, 5.87%, 11/16/29	1,919
787,015	GNR 99-43 FA, 5.77%, 11/16/29	794
2,385,051	GNR 99-45 FC, 5.72%, 12/16/29	2,402
2,862,061	GNR 99-45 FH, 5.77%, 12/16/29	2,885
4,000,000	GNSF TBA, 5.00%, 5/1/37 (b)	3,890
17,000,000	GNSF TBA, 5.50%, 5/1/37 (b)	16,904
25,400,000	GNSF TBA, 6.00%, 5/1/37 (b)	25,742
7,400,000	GNSF TBA, 6.50%, 5/1/37 (b)	7,599

		235,931

U.S. Government Agency (2%)
3,600,000	FNMA, Disc Note, 5.093%, 8/08/07 (c)	3,550
200,000	FNMA Disc Note, 4.845%, 2/13/08 (c)	192

		3,742

Investment Company (3%)
4,002,090	Cash Reserves Money Market Fund *	4,002

Total (Cost - $243,740) (a) (156%)		243,675
Liabilities in excess of Other Assets (-56%)		(87,426)

Net Assets (100%)		$156,249

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,141
Unrealized depreciation	(1,206)

Net unrealized depreciation	$(65)

(b)	Security purchased on a delayed delivery basis.

(c)	Discount rate at time of purchase.

Open Future Contracts

			Current	Unrealized
Number of		Expiration	Value	Appreciation
Contracts	Contract Type	Date	(000s)	(000s)

100	U.S. Treasury 2 Year Note Future	Jun-07	$20,472	$15

See notes to financial statements.

Paydenfunds

Core Bond Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade debt securities with no limit on the average portfolio maturity.

Credit Quality - percent of value

AAA	55%
AA	5%
A	15%
BBB	25%

Schedule of Investments - April 30, 2007

Principal		Value
or Shares	Security Description	(000)

Asset Backed (10%)
730,366	Ameriquest Mortgage Securities Inc., 5.53%, 3/25/35	$731
3,076,113	Capital Auto Receivables Asset Trust, 5.35%, 9/15/08	3,076
1,690,000	Capital One Auto Finance Trust, 5.33%, 12/15/12	1,690
2,111,492	Centex Home Equity, 5.49%, 3/25/35	2,112
89,874	Countrywide Asset-Backed Certificates, 5.67%, 12/25/34	90
10,612,307	Countrywide Home Equity Loan Trust, 5.46%, 1/15/37	10,608
5,707,716	EMC Mortgage Loan Trust 144A, 5.79%, 5/25/40 (b)	5,709
7,037	First Franklin Mtg. Loan Asset Backed Certificates, 5.60%, 1/25/35	7
3,300,000	Ford Credit Floorplan Master Owner Trust, 5.54%, 7/15/09	3,301
600,000	GE Capital Credit Card Master Note Trust, 5.58%, 9/15/10	600
12,200,000	GE Dealer Floorplan Master Note Trust, 5.40%, 7/20/09	12,203
190,813	Impac CMB Trust, 5.69%, 11/25/34	191
3,373,424	Los Angeles Arena Funding LLC 144A, 7.656%, 12/15/26 (b)	3,633
6,815,988	Morgan Stanley ABS Capital, 5.37%, 9/25/36	6,812
5,125,000	Morgan Stanley ABS Capital, 5.43%, 9/25/36	5,119
257,984	Residential Asset Securities Corp., 5.15%, 5/25/34	258
158,586	Sequoia Mortgage Trust, 5.32%, 10/20/27	159
1,200,000	Superior Wholesale Inventory Financing Trust 144A, 5.15%, 5/15/09 (b)	1,201
10,650,000	Volkswagen Credit Auto Master Trust, 4.94%, 7/20/10	10,650
8,667,514	Washington Mutual, 5.57%, 12/1/36	8,668

		76,818

Corporate (37%)
1,927,000	Aetna Inc., 5.75%, 6/15/11	1,969
5,300,000	America Movil SA de CV 144A, 5.466%, 06/27/2008 (b)	5,300
1,154,000	American Electric Power, 5.375%, 3/15/10	1,163
1,492,000	Anadarko Finance Co., 6.75%, 5/1/11	1,568
703,000	Anadarko Finance Co., 7.50%, 5/1/31	785
6,000,000	Anadarko Petroleum Corp., 5.76%, 9/15/09	6,014
2,156,000	Bank of America Corp., 3.875%, 1/15/08	2,133
1,060,000	Bank of America Corp., 4.25%, 10/1/10	1,036
4,018,000	Bear Stearns Co. Inc., 5.35%, 2/1/12	4,036
4,065,000	Bear Stearns Co. Inc., 5.55%, 1/22/17	4,029
1,589,000	BHP Finance USA, 5.25%, 12/15/15	1,580
774,000	Boston Properties Inc., 6.25%, 1/15/13	813
1,836,000	British Sky Broadcasting, 8.20%, 7/15/09	1,948
1,380,000	Burlington North Santa F, 5.65%, 5/1/17	1,386
2,530,000	Caterpillar Inc., 6.05%, 8/15/36	2,600
1,699,000	CBS Corp., 7.88%, 7/30/30	1,829
879,000	Cingular Wireless Services, 8.75%, 3/1/31	1,150
1,970,000	Cisco Systems Inc., 5.25%, 2/22/11	1,984
6,936,000	Citigroup Inc., 5.125%, 2/14/11	6,948
3,178,000	Citigroup, Inc., 5.50%, 2/15/17	3,185
3,349,000	CIT Group Co. of Canada, 4.65%, 7/1/10	3,288
4,695,000	Comcast Cable Communication, 8.375%, 5/1/07	4,695
1,928,000	Comcast Corp., 5.656%, 7/14/09	1,931
3,840,000	Comcast Corp., 6.50%, 1/15/17	4,078
2,500,000	Conoco Inc., 6.95%, 4/15/29	2,854
2,800,000	Costco Wholesale Corp., 5.50%, 3/15/2017	2,825
2,030,000	Cox Communications Inc., 5.45%, 12/15/14	2,009
2,300,000	Credit Suisse First Boston, 6.125%, 11/15/11	2,393
1,120,000	CSX Corp., 5.60%, 5/1/17	1,117
2,787,000	CVS Corp., 5.75%, 8/15/11	2,840
4,224,000	DaimlerChrysler NA Holding, 5.75%, 9/8/11	4,288
5,000,000	DaimlerChrysler NA Holding, 5.77%, 3/13/09	5,016
900,000	Discover Card Master Trust, 5.32%, 1/17/12	900
3,500,000	Dominion Resources Inc., 5.66%, 9/28/07	3,501
1,840,000	Dominion Resources Inc., 8.125%, 6/15/10	1,993
3,172,000	Donnelley & Sons, 5.625%, 1/15/12	3,179
1,740,000	Eli Lilly & Co., 5.20%, 3/15/17	1,720
3,400,000	Erac USA Finance Co. 144A, 5.601%, 4/30/09 (b)	3,408
3,354,000	Exelon Corp., 4.90%, 6/15/15	3,186
1,242,000	Federated Retail Holding, 5.35%, 3/15/12	1,241
1,942,000	Federated Retail Holding, 5.9%, 12/1/16	1,952
1,040,000	Fortune Brands, Inc., 5.875%, 1/15/36	928
1,980,000	General Electric Capital Corp., 6.75%, 3/15/32	2,254
4,066,000	Goldman Sachs Capital, 6.345%, 2/15/34	4,110
1,427,000	Hartford Financial Services Group, 5.375%, 3/15/17	1,420
1,579,000	Home Depot, Inc., 5.25%, 12/16/13	1,568
1,788,000	Hospira Inc., 5.83%, 3/30/10	1,793
3,969,000	Hospira Inc., 6.05%, 3/30/17	4,010
2,800,000	International Lease Finance Corp., 5.125%, 11/1/10	2,800
947,000	Intuit Inc., 5.40%, 3/15/12	945
2,402,000	Istar Financial Inc., 5.875%, 3/15/16	2,388
4,000	JP Morgan Chase & Co., 6.75%, 2/1/11	4
1,648,000	JP Morgan Chase & Co., 3.625%, 5/1/08	1,620
2,596,000	JP Morgan Chase & Co., 5.60%, 6/1/11	2,645
1,420,000	JP Morgan Chase Capital, 5.875%, 3/15/35	1,378
1,163,000	Kellogg Co., 6.60%, 4/1/11	1,221
953,000	Keyspan Corp., 7.625%, 11/15/10	1,026
1,063,000	Kinder Morgan Energy Part., 7.30%, 8/15/33	1,161
919,000	Kowloon-Canton Railway, 8.00%, 3/15/10	994
9,259,000	Kroger Co., 7.80%, 8/15/07	9,319
2,870,000	Lockheed Martin Corp., 6.15%, 9/1/36	2,990
1,550,000	Mckesson HBOC, Inc., 5.25%, 3/1/13	1,547
4,761,000	Merrill Lynch & Co., 5.45%, 7/15/14	4,782
2,400,000	Metlife Inc., 5.70%, 6/15/35	2,326
1,531,000	Midamerican Energy Holdings, 6.125%, 4/1/36	1,556
2,841,000	Morgan Stanley, 3.625%, 4/1/08	2,800
2,690,000	Morgan Stanley, 5.49%, 7/27/07	2,691
4,226,000	Motorola Inc., 4.608%, 11/16/07	4,206
2,079,000	National Rural Utilities, 4.75%, 3/1/14	2,016
1,330,000	News America Inc., 6.40%, 12/15/35	1,340
1,155,000	Nextel Communications, 6.875%, 10/31/13	1,187
2,030,000	Oracle Corp., 5.00%, 1/15/11	2,024
1,600,000	Pacific Gas & Electric, 6.05%, 3/1/34	1,635
3,780,000	Petronas Capital Ltd., 7.875%, 5/22/22 (b)	4,642
5,000,000	Preferred Term XXIII, 1.00%, 12/22/36 (b)	4,994
14,007,000	Puma Finance Ltd., 5.44%, 2/21/38 (b)	14,007

Semi-Annual Report

Core Bond Fund continued

Principal		Value
or Shares	Security Description	(000)

3,152,000	Residential Capital, 6.375%, 6/30/10	$3,160
4,334,000	Rogers Wireless Inc., 6.375%, 3/1/14	4,475
2,207,000	Safeway Inc., 7.25%, 2/1/31	2,356
3,930,000	SLM Corp., 4.00%, 1/15/09	3,820
20,400,000	SLM Corp., 5.24%, 7/27/09	20,046
856,000	SLM Corp., 5.45%, 4/25/11	824
1,700,000	Sprint Capital Corp., 6.90%, 5/1/19	1,752
2,840,000	Telecom Italia Capital, 4.875%, 10/1/10	2,804
3,028,000	Telecom Italia Capital, 6.00%, 9/30/34	2,823
1,940,000	Telefonica Emisiones, 5.665%, 6/19/09	1,947
2,523,000	Telefonica Europe, 7.75%, 9/15/10	2,718
1,400,000	Time Warner Cable Inc. 144A, 6.55%, 5/1/37 (b)	1,416
4,201,000	Time Warner Entertainment, 8.375%, 7/15/33	5,128
1,370,000	Union Pacific Corp., 6.65%, 1/15/11	1,433
1,168,000	United Health Group, 5.375%, 3/15/16	1,158
4,810,000	Vale Overseas Ltd., 6.88%, 11/21/36	5,102
1,470,000	Valero Energy Corp., 6.875%, 4/15/12	1,568
1,320,000	Verizon Global Funding Corp., 7.75%, 12/1/30	1,545
2,600,000	Wal-Mart Stores, 5.25%, 9/1/35	2,379
1,337,000	Waste Management Inc., 7.75%, 5/15/32	1,514
1,620,000	Wellpoint Inc., 5.85%, 1/15/36	1,565
4,920,000	Western Union Co., 5.51%, 11/17/08	4,916
1,960,000	Weyerhaeuser Co., 6.75%, 3/15/12	2,064
2,655,000	Weyerhaeuser Co., 7.38%, 3/15/32	2,807
1,176,000	Wyeth, 4.125%, 3/1/08	1,165
2,702,000	Wyeth, 5.25%, 3/15/13	2,733

		289,415

Foreign Government (7%)
7,750,909	Croatia, 6.25%, 7/31/10	7,797
30,810,000	Poland Government, 6.25%, 10/24/15	11,824
10,830,000	Republic of South Africa, 6.50%, 6/2/14	11,534
3,370,000	Republic of El Salvador, 7.65%, 6/15/35 (d)	3,892
2,228,800	Russia Government International Bond, 5.00%, 3/31/30 (d)	2,533
14,390,000	United Mexican States, 6.75%, 9/27/34	16,045

		53,625

Mortgage Backed (82%)
6,199,879	Arran Residential Mortgages Funding 144A, 5.34%, 4/12/36 (b)	6,199
9,020,000	Banc of America Commercial Mortgage Inc., 4.50%, 7/10/43	8,853
8,325,000	Banc of America Large Loan 144A, 5.49%, 7/14/08 (b)	8,328
15,000,000	Bear Stearns ARM Trust, 6.00%, 5/25/47	15,069
6,965,631	Bear Stearns ARM, 5.951%, 10/25/36	7,005
13,690,000	Bear Stearns Mortgage Funding Trust, 5.52%, 9/25/36	13,690
9,797,788	Citigroup Mortgage Loan Trust Inc., 5.69%, 11/25/36	9,837
7,989,106	Countrywide Alternative Loan Trust, 5.62%, 3/25/47	7,948
3,221,831	Countrywide Alternative Loan Trust, 6.243%, 6/25/35	3,241
7,920,000	Credit Suisse Mortgage Capital Certificate, 5.47%, 9/15/39	7,958
2,900,000	Crown Castle Towers LLC 144A, 5.77%, 11/15/36 (b)	2,890
2,720,000	Crown Castle Towers LLC 144A, 6.07%, 11/15/36 (b)	2,705
22,070,000	FHLB, 2.625%, 7/15/08	21,469
4,411,000	FHLMC, 5.375%, 2/8/10	4,410
16,950,000	FHLMC, 5.75%, 1/15/12	17,593
7,264,000	FHLMC, 5.00%, 2/16/17	7,262
14,662,000	FNMA, 5.55%, 2/16/17	14,628
30,196,000	FNMA, 7.25%, 1/15/10	32,045
1,632,503	FNMA 670385, 6.50%, 9/1/32	1,683
6,094,482	FNMA 725423, 5.50%, 5/1/34	6,043
15,098,806	FNMA 725424, 5.50%, 4/1/34	14,971
4,110,659	FNMA 725425, 5.50%, 4/1/34	4,076
26,885,008	FNMA 739821, 5.00%, 9/1/33	26,039
9,110,134	FNMA 905694, 5.884%, 12/1/36	9,219
9,865,068	FNMA 905759, 5.90%, 12/1/36	9,988
4,375,910	FNMA ARM, 6.137%, 2/25/44	4,448
28,000,000	FNMA TBA, 5.00%, 5/1/22 (c)	27,597
18,290,000	FNMA TBA, 5.00%, 5/1/37 (c)	17,667
35,530,000	FNMA TBA, 5.50%, 5/1/22 (c)	35,574
60,330,000	FNMA TBA, 5.50%, 5/1/37 (c)	59,651
58,190,000	FNMA TBA, 6.00%, 5/1/37 (c)	58,626
1,599,000	FNMA, 6.25%, 5/15/29	1,811
800,000	Ford Credit Floorplan Master Owner Trust, 5.77%, 6/15/11	801
7,970,000	GS Mortgage Securities Corp., 4.475%, 7/10/39	7,823
10,060,000	GS Mortgage Securities Corp., 4.75%, 7/10/39	9,702
7,070,000	GS Mortgage Securities Corp., 5.51%, 4/10/38	7,145
5,137,070	Interstar Millennium Trust, 5.46%, 12/8/36	5,147
9,900,000	JP Morgan Chase Commercial Mortgage Security Corp., 6.066%, 4/15/45	10,296
7,367,245	JP Morgan Mortgage Trust, 3.75%, 11/25/33	7,290
10,100,000	Merrill Lynch Mortgage Trust, 4.556%, 5/12/43	9,929
9,610,000	Merrill Lynch Mortgage Trust, 5.24%, 11/12/37	9,593
3,322,467	Morgan Stanley Capital 144A, 5.48%, 8/15/19 (b)	3,323
6,428,844	Morgan Stanley Mortgage Loan Trust, 5.15%, 1/25/35	6,477
6,500,000	Prime Mortgage Trust, 6.00%, 3/25/37	6,347
4,054,599	PUMA Finance Ltd. 144A, 4.92%, 8/9/35 (b)	4,061
15,711,627	RMAC Securities Plc, 5.41%, 6/12/25 (b)	15,711
8,300,000	SBA CMBS Trust, 5.31%, 11/15/36 (b)	8,318
1,185,000	SBA CMBS Trust, 5.85%, 11/15/36 (b)	1,188
2,757,514	Structured Asset Mortgage Investments Inc., 5.14%, 2/25/36	2,774
7,793,272	Structured Asset Mortgage Investments Inc., 5.6256%, 7/25/36	7,814
2,446,874	Structured Asset Mortgage Investments Inc., 6.20%, 5/25/45	2,491
2,939,921	Structured Asset Mortgage Investments Inc., 7.01%, 12/27/35	2,985
6,829,472	Thornburg Mortgage Securities Trust, 5.69%, 9/25/34	6,850
58,544	Thornburg Mortgage Securities Trust, 5.30%, 4/25/43	59
6,000,000	Wachovia Asset Securitization, Inc., 5.46%, 7/15/37 (b)	6,000
6,630,000	Wachovia Bank Commercial Mortgage Trust, 4.38%, 10/15/41	6,501
8,116,482	Washington Mutual, 6.10%, 4/25/44	8,124
2,356,060	Washington Mutual, 4.38%, 12/25/32	2,338
3,274,224	Washington Mutual, 4.94%, 8/25/35	3,244
7,660,000	Washington Mutual, 5.285%, 1/28/36	7,659
6,951,656	Washington Mutual, 5.97%, 8/25/35	6,973
2,876,112	Wells Fargo MBS, 3.39%, 7/25/34	2,898

		648,384

U.S. Treasury (0%)
9,000	U.S. Treasury Bond, 6.25%, 8/15/23	10
127,000	U.S. Treasury Note, 2.625%, 5/15/08	124
200,000	U.S. Treasury Note, 4.00%, 8/31/07	199
23,000	U.S. Treasury Note, 4.63%, 12/31/11	23

		356

Paydenfunds

Principal		Value
or Shares	Security Description	(000)

Purchased Options (0%)
314	90 Day Euro Dollar	$2
Investment Company (1%)
7,338,743	Cash Reserves Money Market Fund *	7,339

Total (Cost - $1,075,137) (a) (137%)		1,075,939
Liabilities in excess of Other Assets (-37%)		(288,100)

Net Assets (100%)		$787,839

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$3,714
Unrealized depreciation	(2,912)

Net unrealized appreciation	$802

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Security was purchased on a delayed delivery basis.

(d)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Swap Contracts (000s)

			Unrealized
	Expiration	Notional	Appreciation
Contract Type	Date	Principal	(Depreciation)

Assets:
Indonesia Credit Default Swap	Jun-12	23,740	$23
Russian Credit Default Swap	Apr-17	3,300	9
Gazprom Credit Default Swap	Feb-17	2,590	33

			$65

Liabilities:
Indonesia Credit Default Swap	Jun-12	23,590	$(12)

Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Asset:
7/12/2007	Euro (Buy 3,028)	1.347	$4,079	$65
7/12/2007	Euro (Buy 7,267)	1.36	9,880	64

				$129

Liabilities:
7/13/2007	British Pound (Buy 6,897)	1.999	$13,785	$(1)
5/14/2007	Poland Zloty (Sell 33,764)	2.826	11,948	(233)
7/12/2007	Singapore Dollar (Buy 17,898)	1.503	11,905	(60)

				$(294)

Open Future Contracts

				Unrealized
			Current	Appreciation
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

534	Long U.S. Treasury 2 Year Note Future	Jun-07	$109,320	$144
317	Short U.S. Treasury 10 Year Note Future	Jun-07	34,340	(191)

				$(47)

See notes to financial statements.

Semi-Annual Report

Opportunity Bond Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in debt instruments and income producing securities from U.S. and foreign issuers with no limit on the average portfolio maturity.

Credit Quality - percent of value

AAA	53%
AA	3%
A	10%
BBB	13%
BB or below	21%

Schedule of Investments - April 30, 2007

Principal		Value
or Shares	Security Description	(000)

Asset Backed (5%)
1,096,831	EMC Mortgage Loan Trust 144A, 5.79%, 5/25/40 (b)	$1,097
500,000	Ford Credit Floorplan Master Owner Trust, 5.54%, 7/15/09	500
997,773	Los Angeles Arena Funding LLC 144A, 7.656%, 12/15/26 (b)	1,074
1,076,538	Washington Mutual, 5.57%, 12/1/36	1,077

		3,748

Corporate (37%)
340,000	Allied Waste North America, 6.125%, 2/15/14	334
640,000	America Movil SA de CV 144A, 5.466%, 6/27/08 (b)	640
136,000	Amerisourcebergen Corp., 5.88%, 9/15/15	135
600,000	Ameritrade Holding Corp., 6.85%, 12/31/12	602
660,000	Anadarko Petroleum Corp., 5.76%, 9/15/09	661
209,000	Bank of America Corp., 3.875%, 1/15/08	207
100,000	Bank of America Corp., 4.25%, 10/1/10	98
187,000	Bear Stearns Co. Inc., 5.35%, 2/1/12	188
384,000	Bear Stearns Co. Inc., 5.55%, 1/22/17	381
410,000	Boyd Gaming Corp., 6.75%, 4/15/14	409
188,000	British Sky Broadcasting, 8.20%, 7/15/09	200
120,000	Burlington North Santa F, 5.65%, 5/1/17	121
235,000	Caterpillar Inc., 6.05%, 8/15/36	242
162,000	CBS Corp., 7.88%, 7/30/30	174
320,000	Chesapeake Energy Corp., 6.50%, 08/15/17	318
212,000	Cingular Wireless Services, 8.75%, 3/1/31	277
250,000	Cisco Systems Inc., 5.25%, 2/22/11	252
325,000	Citigroup Inc., 5.125%, 2/14/11	326
410,000	CIT Group Co. of Canada, 4.65%, 7/1/10	403
287,000	Comcast Corp., 5.656%, 7/14/09	287
361,000	Comcast Corp., 6.50%, 1/15/17	383
227,000	Conoco Inc., 6.95%, 4/15/29	259
210,000	Crown Castle Towers LLC 144A, 6.795%, 11/15/36 (b)	210
115,000	CSX Corp., 5.60%, 5/1/17	115
448,000	DaimlerChrysler NA Holding, 5.75%, 9/8/11	455
600,000	DaimlerChrysler NA Holding, 5.77%, 3/13/09	602
315,000	Dex Media Inc., 8.00%, 11/15/13	330
750,000	Dominion Resources Inc., 5.66%, 9/28/07	750
166,000	Dominion Resources Inc., 8.125%, 6/15/10	180
380,000	Dynegy Holdings Inc., 8.38%, 5/1/16	400
335,000	Echostar DBS Corp., 6.625%,10/1/14	340
440,000	Erac USA Finance Co. 144A, 5.601%, 4/30/09 (b)	441
340,000	Ford Motor Credit Co., 7.00%, 10/1/13	322
90,000	Fortune Brands, Inc., 5.875%, 1/15/36	80
399,000	FSL, 7.37%, 12/1/13	399
188,000	General Electric Capital Corp., 6.75%, 3/15/32	214
28,787	Georgia Pacific, 7.09%, 12/20/12	29
460,597	Georgia Pacific, 7.09%, 12/20/12	463
57,575	Georgia Pacific, 7.09%, 12/20/12	58
50,018	Georgia Pacific, 7.10%, 12/20/12	50
300,000	GMAC LLC, 6.75%, 12/1/14	296
314,000	Goldman Sachs Group Inc., 5.95%, 1/15/27	310
415,000	Harrah’s Operating Co., 6.50%, 6/1/16	370
598,500	HCA Inc. Term Loan, 11/1/13	605
305,000	Hertz Corp., 8.875%, 1/1/14	329
178,000	Hospira Inc., 5.83%, 3/30/10	179
598,500	Idearc Inc, 0.00%, 11/1/14	602
138,000	International Lease Finance Corp., 5.125%, 11/1/10	138
400,000	Jostens IH Corp., 7.625%, 10/1/12	410
157,000	JP Morgan Chase & Co., 3.625%, 5/1/08	154
130,000	JP Morgan Chase & Co., 5.60%, 6/1/11	132
92,000	Keyspan Corp., 7.625%, 11/15/10	99
93,000	Kowloon-Canton Railway, 8.00%, 3/15/10	101
420,000	L-3 Communications Corp., 6.125%, 7/15/13	415
275,000	Lockheed Martin Corp., 6.15%, 9/1/36	286
598,496	Lyondell Chemical, 7.11%, 8/16/13	601
210,000	Merrill Lynch & Co., 6.00%, 2/17/09	213
220,000	Metlife Inc., 5.70%, 6/15/35	213
410,000	MGM Mirage Inc., 6.75%, 9/1/12	411
148,000	Midamerican Energy Holdings, 6.125%, 4/1/36	150
271,000	Morgan Stanley, 3.625%, 4/1/08	267
395,000	Nalco Co., 7.75%, 11/15/11	407
280,000	Neiman Marcus Group Inc., 9.00%, 10/15/15	309
126,000	News America Inc., 6.40%, 12/15/35	127
96,000	Nextel Communications, 6.875%, 10/31/13	99
529,515	NRG Energy, 7.35%, 2/12/13	534
410,000	Omnicare Inc., 6.875%, 12/15/15	408
260,000	Oracle Corp., 5.00%, 1/15/11	259
410,000	Owens-Brockway, 6.75%, 12/1/14	413
141,000	Pacific Gas & Electric, 6.05%, 3/1/34	144
375,000	Panamsat Corp., 9.00%, 6/15/16	411
375,000	PSEG Energy Holdings, 8.50%, 6/15/11	406
320,000	Republic of Philippines, 7.75%, 1/14/31	362
527,000	Simon Property Group LP, 6.375%, 11/15/07	529
83,000	SLM Corp., 5.45%, 4/25/11	80
405,000	Smithfield Foods Inc., 7.00%, 8/1/11	413
157,000	Sprint Capital Corp., 6.90%, 5/1/19	162
320,000	Stater Brothers Holdings, 8.125%, 6/15/12	330
455,000	Sungard Data Systems Inc., 4.875%, 1/15/14	417
290,000	Sungard Data Systems Inc., 9.125%, 8/15/13	311
360,000	Telecom Italia Capital, 4.875%, 10/1/10	355
199,000	Telefonica Emisiones, 5.665%, 6/19/09	200
220,000	Telefonica Europe, 7.75%, 9/15/10	237
140,000	Time Warner Cable Inc. 144A, 6.55%, 5/1/37 (b)	142
102,000	Time Warner Entertainment, 8.375%, 7/15/33	124
590,000	United Mexican States, 5.75%, 1/13/09	595
335,000	United Rentals, 6.50%, 2/15/12	338
63,000	Vale Overseas Ltd., 6.88%, 11/21/36	67
94,000	Verizon Global Funding Corp., 7.75%, 12/1/30	110
235,000	Wal-Mart Stores, 5.25%, 9/1/35	215
170,000	Wellpoint Inc., 5.85%, 1/15/36	164
638,000	Western Union Co., 5.51%, 11/17/08	637
250,000	Weyerhaeuser Co., 6.75%, 3/15/12	263
94,000	Weyerhaeuser Co., 7.38%, 3/15/32	99
115,000	Wyeth, 4.125%, 3/1/08	114
410,000	Wynn Las Vegas LLC/Corp., 6.625%, 12/1/14	411

		28,808

Foreign Government (3%)
1,990,000	Poland Government, 6.25%, 10/24/15	764
270,000	Republic of Indonesia, 8.50%, 10/12/35 (e)	332

Paydenfunds

Principal		Value
or Shares	Security Description	(000)

450,000	Republic of Panama, 6.70%, 1/26/36	$476
160,000	Republic of Peru, 8.375%, 5/3/16	191
340,000	Republic of El Salvador, 7.65%, 6/15/35 (e)	393
360,000	Republica Orient Uruguay, 7.63%, 3/21/36	402
308,450	Russia Government International Bond, 5.00%, 3/31/30 (e)	351

		2,909

Mortgage Backed (78%)
706,315	Arran Residential Mortgages Funding 144A, 5.34%, 4/12/36 (b)	706
920,000	Banc of America Commercial Mortgage Inc., 4.50%, 7/10/43	903
1,470,000	Bear Stearns ARM Trust, 6.00%, 5/25/47	1,477
848,735	Bear Stearns ARM, 5.951%, 10/25/36	854
1,340,000	Bear Stearns Mortgage Funding Trust, 5.52%, 9/25/36	1,340
958,479	Citigroup Mortgage Loan Trust Inc., 5.69%, 11/25/36	962
761,401	Countrywide Alternative Loan Trust, 5.62%, 3/25/47	757
1,567,377	Countrywide Alternative Loan Trust, 6.243%, 6/25/35	1,577
780,000	Credit Suisse Mortgage Capital Certificate, 5.47%, 9/15/39	784
370,000	Crown Castle Towers LLC 144A, 6.65%, 11/15/36 (b)	371
1,997,000	FNMA, 5.55%, 2/16/17	1,992
2,955,000	FNMA, 7.25%, 1/15/10	3,136
1,600,000	FHLB, 2.625%, 7/15/08	1,556
3,134,304	FN 739821 ARM, 5.00%, 9/1/33	3,036
371,778	FNMA 670385, 6.50%, 9/1/32	383
1,117,765	FNMA 725423, 5.50%, 5/1/34	1,108
2,807,545	FNMA 725424, 5.50%, 4/1/34	2,784
673,056	FNMA 725425, 5.50%, 4/1/34	667
1,026,337	FNMA 905694, 5.884%, 12/1/36	1,039
1,119,412	FNMA 905759, 5.90%, 12/1/36	1,133
2,700,000	FNMA TBA, 5.00%, 5/1/20 (c)	2,661
1,410,000	FNMA TBA, 5.00%, 5/1/36 (c)	1,362
3,560,000	FNMA TBA, 5.50%, 5/1/19 (c)	3,564
3,520,000	FNMA TBA, 5.50%, 5/1/36 (c)	3,480
4,910,000	FNMA TBA, 6.00%, 5/1/36 (c)	4,947
683,000	FNMA, 6.25%, 5/15/29	773
986,000	FHLMC, 5.75%, 1/15/12	1,023
519,000	FHLMC, 5.375%, 2/8/10	519
855,000	FHLMC, 5.00%, 2/16/17	855
920,000	GS Mortgage Securities Corp., 4.475%, 7/10/39	903
1,040,000	GS Mortgage Securities Corp., 4.75%, 7/10/39	1,003
740,000	GS Mortgage Securities Corp., 5.51%, 4/10/38	748
980,000	JP Morgan Chase Commercial Mortgage Security Corp., 6.066%, 4/15/45	1,019
721,086	JP Morgan Mortgage Trust, 3.75%, 11/25/33	714
950,000	Merrill Lynch Mortgage Trust, 5.24%, 11/12/37	948
394,076	Morgan Stanley Capital 144A, 5.48%, 8/15/19 (b)	394
820,347	Morgan Stanley Mortgage Loan Trust, 5.15%, 1/25/35	826
1,040,000	SBAC 2006-1A A, 5.31%, 11/15/36 (b)	1,042
543,000	SBAC 2006-1A F, 6.71%, 11/15/36 (b)	545
272,000	SBAC 2006-1A G, 6.90%, 11/15/36 (b)	274
226,000	SBAC 2006-1A H, 7.39%, 11/15/36 (b)	227
416,160	Structured Asset Mortgage Investments Inc., 5.14%, 2/25/36	419
927,660	Structured Asset Mortgage Investments Inc., 5.6256%, 7/25/36	930
517,654	Structured Asset Mortgage Investments Inc., 6.20%, 5/25/45	527
568,184	Structured Asset Mortgage Investments Inc., 7.01%, 12/27/35	577
800,000	Wachovia Asset Securitization, Inc., 5.46%, 7/15/37 (b)	801
670,000	Wachovia Bank Commercial Mortgage Trust, 4.38%, 10/15/41	658
948,393	Washington Mutual, 6.10%, 4/25/44	949
640,748	Washington Mutual, 4.94%, 8/25/35	636
1,200,000	Washington Mutual, 5.29%, 1/28/36	1,201
813,569	Washington Mutual, 5.97%, 8/25/35	817

		61,907

Municipal Bond (1%)
450,000	New York, NY, City Transitional Finance Authority, 5.19%, 8/1/16	450
U.S. Government Agency (4%)
3,200,000	FNMA, 5.093%, 8/8/07 (d)	3,155
U.S. Treasury (1%)
600,000	U.S. Treasury Note, 7.875%, 2/15/21	782
Purchased Options (0%)
54	90 Day Euro Dollar	1
Investment Companies (3%)
61,501	MetzlerPayden European Emerging Markets Fund	2,134
512,159	Cash Reserves Money Market Fund *	512

		2,646

Total (Cost - $104,041) (a) ( 132%)		104,406
Liabilities in excess of Other Assets (-32%)		(25,496)
Net Assets (100%)		$78,910

*	Affiliated investment.

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$612
Unrealized depreciation	(247)

Net unrealized appreciation	$365

(b)	Security offered to qualified investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Security was purchased on a delayed delivery basis.

(d)	Discount rate at time of purchase.

(e)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Semi-Annual Report

Opportunity Bond Fund continued

Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Assets:
7/12/2007	Euro (Buy 306)	1.347	$412	$7
7/12/2007	Euro (Buy 594)	1.360	808	5

				$12

Liabilities:
7/13/2007	British Pound (Buy 403)	1.999	$805	$—
5/14/2007	Poland Zloty (Sell 2,176)	2.826	770	(15)

				$(15)

Open Future Contracts

				Unrealized
				Appreciation
Number of		Expiration	Current	(Depreciation)
Contracts	Contract Type	Date	Value	(000s)

52	U.S. 2 Year Treasury Note	Jun-07	$10,645	$14
30	U.S. 10 Year Treasury Note	Jun-07	3,250	(17)

				$(3)

Open Swap Contracts (000s)

			Unrealized
	Expiration	Notional	Appreciation
Contract Type	Date	Principal	(Depreciation)

Argentina Credit Default Swap	May-17	$1,700	$9
Brazil Credit Default Swap	Feb-17	510	16
Brazil Credit Default Swap	Apr-17	280	2
Colombia Credit Default Swap	Feb-17	510	14
Colombia Credit Default Swap	Apr-17	280	2
Gazprom Credit Default Swap	Feb-17	360	5
Indonesia Credit Default Swap	Jun-12	2,390	2
Egypt Total Return Swap	Jul-07	EGP4,500	4
Brazil Total Return Swap	Jan-14	BRL1,300	83

			$137

Argentina Credit Default Swap	May-12	$2,800	$(5)
Indonesia Credit Default Swap	Jun-12	2,450	(1)

			$(6)

See notes to financial statements.

Paydenfunds

High Income Fund

The Fund seeks high current income and capital appreciation by generally investing in below investment grade income producing securities of U.S. and foreign issuers with no limit on the average portfolio maturity.

Credit Quality - percent of value

AAA	4%
BBB	2%
BB	30%
B	49%
CCC	15%

Schedule of Investments - April 30, 2007

Principal		Value
or Shares	Security Description	(000)

Corporate Bonds (96%)
Communications (15%)
2,285,000	CCH I LLC., 11.00%, 10/1/15	$2,428
605,000	CCH II LLC/CCH II Capital Co., 10.25%, 9/15/10	644
630,000	Centennial Communication, 8.125%, 2/1/14	653
2,280,000	Charter Comm Opt LLC/CAP. 144A, 8.00%, 4/30/12 (b)	2,388
625,000	Cincinnati Bell Inc., 8.375%, 1/15/14	640
2,550,000	Citizens Communications, 6.25%, 1/15/13	2,550
3,195,000	Clear Channel Communications, Inc., 7.65%, 9/15/10	3,374
900,000	CSC Holdings Inc., 8.125%, 7/15/09	936
2,150,000	Dex Media Inc., 8.00%, 11/15/13	2,252
1,250,000	Digicel Group, Ltd., 8.875%, 1/15/15	1,227
1,050,000	DirecTV Holdings/Finance, 8.375%, 3/15/13	1,108
1,950,000	Echostar DBS Corp., 6.625%,10/1/14	1,979
500,000	General Cable Corp. 144A, 7.125%, 4/1/17 (b)	508
1,290,000	Idearc Inc. 144a, 8.00%, 11/15/16 (b)	1,345
1,000,000	Intel Cable Plc, 9.125%, 8/15/16	1,068
2,085,000	Intelsat Sub Hld Co.Ltd., 8.625%, 1/15/15	2,228
1,455,000	Liberty Media Corp., 5.70%, 5/15/13	1,390
1,215,000	Mediacom LLC/Mediacom Capital Corp., 9.50%, 1/15/13	1,254
1,200,000	Panamsat Corp., 9.00%, 6/15/16	1,316
3,170,000	Qwest Communications Int, 7.50%, 2/15/14	3,273
1,470,000	Qwest Corp., 6.875%, 9/15/33	1,433
685,000	R.H. Donnelley Corp., 6.875%, 01/15/13	679
1,020,000	Reader’s Digest 144A, 9.00%, 2/15/17 (b)	1,000
505,000	Valassis Communication 144A, 8.25%, 3/1/15 (b)	496
1,555,000	Warner Music Group, 7.375%, 4/15/14	1,493
2,468,421	Windstream 6.85%, 7/17/2013	2,482
2,770,000	Windstream Corp. 144A, 7.00%, 3/15/19 (b)	2,784

		42,928

Consumer Cyclicals (10%)
37,930	Air 2 US 144A, 8.027%, 10/1/19 (b)	40
665,000	Arvinmeritor Inc., 8.75%, 3/1/12	688
180,000	Central Garden & Pet Co., 9.125%, 2/1/13	188
519,314	Continental Airlines Inc., 9.558%, 9/1/19	578
1,370,000	Cooper Standard Auto, 8.375%, 12/15/14	1,254
1,160,000	Ford Motor Co., 7.45%, 7/16/31	918
105,000	Ford Motor Company, 6.5%, 8/1/18	84
1,940,000	Ford Motor Credit Co., 7.00%, 10/1/13	1,834
925,000	General Motors Acceptance Corp., 8.00%, 11/1/31	993
2,360,000	General Motors Corp., 7.20%, 1/15/11	2,254
2,945,000	General Motors Corp., 8.375%, 7/15/33	2,662
4,140,000	GMAC LLC, 7.00%, 2/1/2012	4,170
1,005,000	Goodyear Tire & Rubber, 9.00%, 7/1/15	1,108
1,550,000	IPCS Inc. 144A, 7.48%, 5/1/13 (b)	1,558
620,000	J.B. Poindexter & Co., 8.75%, 3/15/14	589
850,000	Jarden Corp., 7.50%, 5/1/17	870
1,145,000	K2 Inc., 7.375%, 7/1/14	1,208
630,000	Lear Corp. Series B, 5.75%, 8/1/14	545
1,035,000	Norcross Safety Products, 9.875%, 8/15/11	1,093
885,000	Phillips Van-Heusen, 7.25%, 2/15/11	907
100,000	Reynolds America, Inc., 6.50%, 7/15/10	103
1,140,000	Reynolds American, Inc., 7.25%, 6/1/12	1,206
995,000	Tenneco Inc., 8.625%, 11/15/14	1,057
1,245,000	Visteon Corp., 8.25%, 8/1/10	1,270

		27,177

Consumer Non-Cyclicals (21%)
1,635,000	Acco Brands Corp., 7.625%, 8/15/15	1,668
630,000	Ahern Rentals Inc., 9.25%, 8/15/13	657
395,000	Albertson’s Inc., 7.50%, 2/15/11	417
1,295,000	Albertson’s Inc., 8.00%, 5/1/31	1,353
440,000	American Achievement Corp., 8.25%, 4/1/12	448
570,000	Aramark Corp. 144A, 8.50%, 2/1/15 (b)	596
1,000,000	Aramark Corp. 144A, 8.86%, 2/1/15 (b)	1,028
1,955,000	Ashtead Capital Inc. 144A, 9.00%, 8/15/16 (b)	2,102
1,440,000	Avis Budget Car Rental 144A, 7.625%, 5/15/14 (b)	1,469
395,000	Bon-Ton, Department Stores Inc., 10.25%, 3/15/14	428
1,920,000	Boyd Gaming Corp., 7.75%, 12/15/12	1,997
460,000	Brookstone Company Inc., 12.00%, 10/15/12	495
1,295,000	Carrols Corp., 9.00%, 1/15/13	1,340
570,000	Covalence Specialty Mate 144A, 10.25%, 3/1/16 (b)	583
900,000	Dean Foods Co., 7.00%, 6/1/16	911
385,000	Delhaize America Inc., 9.00%, 4/15/31	469
660,000	Dillards Inc., 7.13%, 8/1/18	648
485,000	Elizabeth Arden Inc., 7.75%, 1/15/14	497
475,000	Greektown Holdings 144A, 10.75%, 12/1/13 (b)	509
1,960,000	Harrah’s Operating Co., 6.50%, 6/1/16	1,749
520,000	Herbst Gaming Inc., 8.125%, 6/1/12	525
1,495,000	Hertz Corp., 8.875%, 1/1/14	1,611
955,000	Iron Mountain Inc., 7.75%, 1/15/15	979
1,235,000	Isle of Capri Casinos, 7.00%, 3/1/14	1,216
1,210,000	Jostens IH Corp., 7.625%, 10/1/12	1,239
1,000,000	KAR Holdings Inc 144A, 8.75%, 5/1/14 (b)	1,028
1,805,000	Lamar Media Corp., 7.25%, 1/1/13	1,846
655,000	Leslie’s Poolmart, 7.75%, 2/1/13	662
1,145,000	MGM Mirage Inc., 6.00%, 10/1/09	1,146
1,775,000	MGM Mirage Inc., 6.75%, 4/1/13	1,759
1,745,000	Mohegan Tribal Gaming, 6.125%, 2/15/13	1,710
730,000	Momentive Performance 144A, 11.50%, 12/1/16 (b)	778
741,000	Nectar Merger Corp., 7.75%, 2/15/14	745
1,235,000	Neiman Marcus Group Inc., 9.00%, 10/15/15	1,362
980,000	NPC International, Inc., 9.50%, 5/1/14	1,029
2,160,000	Outback Steakhouse Inc. 144A, 9.625%, 5/15/15 (b)	2,222
970,000	Petro Stopping Center, 9.00%, 2/15/12	1,009
2,200,000	Pinnacle Foods Corp.,144A, 9.25%, 4/1/15 (b)	2,200
650,000	Rent-A-Center, 7.50%, 5/1/10	657
1,385,000	Rental Service Corp 144A, 9.50%, 12/1/14 (b)	1,472
2,250,000	Rite Aid Corp., 8.625%, 3/1/15	2,194
1,285,000	San Pasqual Casino 144A, 8.00%, 9/15/13 (b)	1,324
500,000	Sbarro Inc. 144A, 10.38%, 2/1/15 (b)	524
1,470,000	Scholastic Corp., 5.00%, 4/15/13	1,297
1,210,000	Sealy Mattress Co., 8.25%, 6/15/14	1,274

Semi-Annual Report

High Income Fund continued

Principal		Value
or Shares	Security Description	(000)

795,000	Seminole Hard Rock 144A, 5.60%, 3/15/14 (b)	$815
1,360,000	Smithfield Foods Inc., 8.00%, 10/15/09	1,423
1,455,000	Stater Brothers Holdings, 8.125%, 6/15/12	1,499
1,145,000	Station Casinos, 6.50%, 2/1/14	1,078
650,000	The Restaurant Co., 10.00%, 10/1/13	639
1,085,000	United Rentals, 6.50%, 2/15/12	1,096
1,780,000	Wynn Las Vegas LLC/Corp., 6.625%, 12/1/14	1,784

		59,506

Energy (14%)
1,215,000	Allegheny Energy Supply, 7.80%, 3/15/11	1,285
620,000	Amerigas Partner/Eagle Finance, 7.125%, 5/20/16	628
1,370,000	Basic Energy Services , 7.125%, 4/15/16	1,360
1,900,000	Chesapeake Energy Corp., 6.875%, 1/15/16	1,933
960,000	Chesapeake Energy Corp., 6.875%, 11/15/20	967
1,110,000	Colorado Interstate Gas, 6.80%, 11/15/2015	1,184
1,400,000	Complete Production Service 144A, 8.00%, 12/15/16 (b)	1,447
400,000	Concentra Operating Corp., 9.50%, 8/15/10	422
2,005,000	Dynegy Holdings Inc., 8.38%, 5/1/16	2,113
1,260,000	Edison Mission Energy, 7.50%, 6/15/13	1,310
2,780,000	El Paso Production Holding, 7.75%, 6/1/13	2,927
1,500,000	Energy Partners Ltd.144A, 9.75%, 4/15/14 (b)	1,526
650,000	Ineos Group Holdings Plc 144A, 8.50%, 2/15/16 (b)	629
1,250,000	International Coal Group, 10.25%, 7/15/14	1,277
1,000,000	Mariner Energy, Inc., 8.00%, 5/15/17	1,006
330,000	Massey Energy Co., 6.885%, 12/15/13	318
625,000	Newfield Exploration Co., 6.625%, 4/15/16	628
2,100,000	NRG Energy Inc., 7.375%, 2/1/16	2,181
1,000,000	Opti Canada Inc. 144A, 8.25%, 12/15/14 (b)	1,058
595,000	Petroquest Energy Inc., 10.375%, 5/15/12	625
900,000	Plains Exploration & Pro, 7.00%, 3/15/17	901
1,165,000	Reliant Energy Inc., 6.75%, 12/15/14	1,220
2,845,000	Seitel Acquisition Corp. 144A, 9.875%, 2/15/14 (b)	2,895
1,140,000	Sierra Pacific Resources, 8.625%, 3/15/14	1,227
2,040,000	Stallion Oilfield Services 144A, 9.75%, 2/1/15 (b)	2,142
1,000,000	Stone Energy Corp. 144A, 5.755%, 7/15/10 (b)	1,000
585,000	Targa Resources Inc. 144A, 8.50%, 11/1/13 (b)	603
1,525,000	Teco Energy Inc., 7.20%, 5/1/11	1,624
2,385,000	Tesoro Corp., 6.625%, 11/1/15	2,433

		38,869

Financial (2%)
1,300,000	FMG Finance Pty Ltd. 144A, 10.63%, 9/1/16 (b)	1,521
1,420,000	Ford Motor Credit Co., 5.80%, 1/12/09	1,396
2,220,000	SLM Corp., 4.50%, 7/26/10	2,117

		5,034

Healthcare (8%)
475,000	Accellent Inc., 10.50%, 12/1/13	488
1,000,000	Centene Corp. 144A, 7.25%, 4/1/14 (b)	1,015
1,315,000	Davita Inc., 6.625%, 3/15/13	1,320
545,000	HCA Inc. 144A, 9.13%, 11/15/14 (b)	589
2,190,000	HCA Inc. 144A, 9.25%, 11/15/16 (b)	2,387
2,290,000	HCA Inc., 7.50%, 11/6/33	1,975
1,700,000	Healthsouth Corp. 144A, 10.75%, 6/15/16 (b)	1,853
1,330,000	Omnicare Inc., 6.875%, 12/15/15	1,325
2,825,000	Tenet Healthcare Corp., 6.50%, 6/1/12	2,620
900,000	United Surgical Partners 144A, 8.875%, 5/1/17 (b)	926
1,255,000	Universal Hospital Services, 10.125%, 11/1/11	1,345
1,590,000	Unumprovident Corp., 7.625%, 3/1/11	1,703
335,000	Unumprovident Finance 144A, 6.85%, 11/15/15 (b)	350
1,945,000	US Oncology Inc., 9.00%, 8/15/12	2,071
1,400,000	Vanguard Health Holding, 9.00%, 10/1/14	1,451
1,088,000	Warner Chilcott Corp., 8.75%, 2/1/15	1,156

		22,574

Industrial (11%)
2,505,000	Allied Waste North America, 6.125%, 2/15/14	2,458
605,000	American Railcar Ind. 144A, 7.50%, 3/1/14 (b)	627
2,000,000	Baldor Electric Co., 8.63%, 2/15/17	2,135
640,000	Ball Corp., 6.875%, 12/15/12	654
1,445,000	Bombardier Inc. 144A, 6.75%, 5/1/12 (b)	1,452
1,030,000	Bowater Inc., 6.50%, 6/15/13	933
655,000	Crown Cork & Seal, 8.00%, 4/15/23	658
1,750,000	Csc Holdings Inc., 7.88%, 2/15/18	1,822
435,000	Delhaize America Inc., 8.125%, 4/15/11	481
1,825,000	Geo Group Inc., 8.25%, 7/15/13	1,909
1,335,000	Graham Packaging Co., 8.50%, 10/15/12	1,362
1,490,000	Interpublic Group Co. Inc., 6.25%, 11/15/14	1,401
1,635,000	K&F Acquisition Inc., 7.75%, 11/15/14	1,749
1,265,000	KB Home & Broad Home Corp., 6.375%, 8/15/11	1,243
1,300,000	L-3 Communications Corp., 5.875%, 1/15/15	1,266
670,000	Nell Af Sarl 144A, 8.375%, 8/15/15 (b)	697
295,000	Owens-Illinois Inc., 7.50%, 5/15/10	302
500,000	P.H. Glatfelter, 7.125%, 5/1/16	503
720,000	Portola Packaging Inc., 8.25%, 2/1/12	691
1,045,000	Rouse Co. LP/TRC Co-Issr 144A, 6.75%, 5/1/13 (b)	1,067
1,195,000	Sequa Corp., 9.00%, 8/1/09	1,264
1,430,000	Smurfit-Stone Container, 8.38%, 7/1/12	1,453
750,000	Verso Paper Hldgs. Llc. 144A, 9.13%, 8/1/14 (b)	789
1,665,000	Williams Scotsman Inc., 8.50%, 10/1/15	1,765
1,000,000	Yankee Acquisition Corp. 144A, 8.50%, 2/15/15 (b)	1,026
700,000	Yankee Acquisition Corp. 144A, 9.75%, 2/15/17 (b)	721

		30,428

Materials (6%)
2,425,000	Equistar Chemicals LP, 8.75%, 2/15/09	2,531
1,700,000	Freeport-McMoran C & G, 8.375%, 4/1/17	1,859
1,870,000	Georgia-Pacific Corp. 144A, 7.125%, 1/15/17 (b)	1,879
690,000	Georgia-Pacific Corp., 8.125%, 5/15/11	728
620,000	Lyondell Chemical Co., 8.00%, 09/15/14	649
1,445,000	Nalco Co., 7.75%, 11/15/11	1,488
670,000	Nova Chemicals Ltd., 6.50%, 1/15/12	643
1,320,000	Owens-Brockway Glass, 8.25%, 5/15/13	1,393
1,280,000	Polyone Corp., 8.88%, 5/1/12	1,299
1,035,000	Reichhold Industries Inc. 144A, 9.00%, 8/15/14 (b)	1,078
595,000	Rhodia Sa, 8.875%, 6/1/11	622
1,045,000	Sabine Pass LNG LP 144A, 7.50%, 11/30/16 (b)	1,071

		15,240

Technology (6%)
500,000	American Axle & Manufacturing, Inc., 7.875%, 3/1/17	501
650,000	Avago Technologies Finance, 11.875%, 12/1/15	743
620,000	DRS Technologies Inc., 6.625%, 2/1/16	626
2,250,000	Freescale Semiconductor 144A, 10.125%, 12/15/16 (b)	2,273
1,320,000	Lucent Technologies, 5.50%, 11/15/08	1,313
1,190,000	Mirant North America LLC., 7.38%, 12/31/13	1,258
500,000	NXP BV, 7.875%, 10/15/14 (b)	520
1,000,000	NXP BV, 9.50%, 10/15/15 (b)	1,050
750,000	Seagate Technology HDD, 6.375%, 10/1/11	747
2,380,000	Sungard Data Systems Inc., 10.25%, 8/15/15	2,618
2,015,000	Sungard Data Systems Inc., 9.125%, 8/15/13	2,161

Paydenfunds

Principal		Value
or Shares	Security Description	(000)

1,300,000	Unisys Corp., 6.875%, 3/15/10	$1,307
1,695,000	Wind Acquisition Financial SA 144A, 10.75%, 12/1/15 (b)	1,958

		17,075

Utilities (3%)
2,120,000	PSEG Energy Holdings, 8.50%, 6/15/11	2,294
1,755,000	TXU Corp., 5.55%, 11/15/14	1,574
730,000	TXU Corp., 6.55%, 11/15/34	627
3,010,000	Williams Cos Inc., 7.125%, 9/1/11	3,160
1,190,000	Williams Cos Inc., 8.75%, 3/15/32	1,384

		9,039

Total Bonds (Cost $262,115)		267,870

Investment Company (4%)
11,167,967	Cash Reserves Money Market Fund *	11,168

Total (Cost - $273,283) (a) (100%)		279,038
Other Assets, Net of Liabilities (0%)		983

Net Assets (100%)		$280,021

*	Affiliated investment.

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$6,656
Unrealized depreciation	(901)

Net unrealized appreciation	$5,755

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Swap Contracts (000s)

			Unrealized
	Expiration	Notional	Appreciation
Contract Type	Date	Principal	(Depreciation)

Assets:
AES Credit Default Swap	Jun-11	3,500	$62
AK Steel Credit Default Swap	Dec-08	643	11
Allied Waste Industries Credit Default Swap	Dec-08	500	3
Bombardier Credit Default Swap	Sep-07	634	3
Cooper Tire Rubber Credit Default Swap	Dec-07	276	4
INEOS Group Credit Default Swap	Dec-08	444	2
Interpublic Group Credit Default Swap	Jun-08	860	17
Lear Credit Default Swap	Sep-07	634	5
Lyondell Chemical Credit Default Swap	Sep-07	2,270	16
NXP Credit Default Swap	Dec-08	468	7
NXP Credit Default Swap	Dec-08	838	3
Quebecor World Credit Default Swap	Dec-08	2,180	28
Reliant Energy Credit Default Swap	Dec-08	390	2
Rite Aid Credit Default Swap	Dec-08	1,373	33
Unisys Credit Default Swap	Dec-08	707	4
Unisys Credit Default Swap	Dec-07	1,400	12

			$212

Liabilities:
Freescale Semiconductor Credit Default Swap	Dec-08	707	$(4)
INEOS Group Credit Default Swap	Dec-08	707	(1)
KB Homes Credit Default Swap	Dec-08	664	(4)
Nortel Credit Default Swap	Dec-08	1,395	—
Polyone Credit Default Swap	Dec-08	643	(1)
Polyone Credit Default Swap	Dec-08	393	—

			$(10)

See notes to financial statements.

Semi-Annual Report

Tax Exempt Bond Fund

The Fund seeks income that is exempt from federal income tax and is consistent with preservation of capital by generally investing in investment grade municipal securities with an average portfolio maturity of five to ten years.

Credit Quality - percent of value

AAA	48%
AA	19%
A	23%
BBB	9%
Unrated	1%

Schedule of Investments - April 30, 2007

Principal		Value
or Shares	Security Description	(000)

General Obligation (35%)
350,000	California State, 5.00%, 2/1/32	$364
400,000	Florida State Board of Education, 5.75%, 6/1/12	428
300,000	Georgia State, 5.00%, 3/1/13	321
500,000	Gilroy, CA Unified School Dist., 5.25%, 8/1/19 (b) FGIC	541
400,000	Glendale, AZ, 5.30%, 7/1/12	420
585,000	Maryland State & Local Facilities, 5.50%, 3/1/15	655
340,000	Morgan Hill CA, Unified School District, 5.00%, 8/1/18 (b) AMBAC	370
400,000	New York City, NY, 5.00%, 8/1/12	422
255,000	North Carolina State General Obligation, 5.00%, 4/1/16	278
680,000	North Orange County Community College District, 0.00%, 8/1/25 (b) FGIC	304
370,000	Plano, TX, 5.00%, 9/1/15	397
5,000	Prince Georges County, MD, 5.50%, 5/15/13 (b) FSA	5
125,000	Texas State, 5.375%, 10/1/13	135

		4,640

Revenue (63%)
Airport/Port Revenue (6%)
400,000	Metropolitan DC Airport Authority, 5.375%, 10/1/14 (b) FSA	427
300,000	Port Authority NY & NJ, 5.50%, 12/15/12 (b) AMBAC	325

		752

Corporate Bond (2%)
310,000	SLM Corp., 5.24%, 7/27/09	305
Healthcare (3%)
400,000	Multnomah County, OR Hospital Facilities Authority, 5.25%, 10/1/13	430
Industrial Development/Pollution Control (8%)
415,000	Golden State Tobacco Securitization Corp., 5.00%, 6/1/17	416
200,000	Ohio State Air Quality Development Authority, 3.34%, 6/1/23	200
250,000	Tobacco Settlement Financing Corp., NY, 5.25%, 6/1/13	254
250,000	Union County, NJ Utilities Authority, 4.75%, 6/15/09	253

		1,123

Lease Revenue (14%)
500,000	California State Public Works, 5.25%, 6/1/13	538
250,000	Charleston, SC Education Excellence Fin. Corp., 5.00%, 12/1/09	256
530,000	Lancaster, SC Edl Assistance, 5.25%, 12/1/17	560
300,000	Laurens County, SC School District, 5.25%, 12/1/22	317
200,000	New Jersey State Ctfs Partn, 5.00%, 6/15/13	212

		1,883

Pre-Refunded (4%)
100,000	Lenior City, TN Electric System, 4.80%, 6/1/11 (b) AMBAC	101
300,000	Oregon State Department Admin. Services Lottery Revenue, 5.75%, 4/1/14	314
150,000	Utica, NY Industrial Development Agency, 6.875%, 12/1/14	159

		574

Tax-Backed Revenue (4%)
235,000	New Jersey Economic Development Authority, 5.00%, 6/15/07	235
240,000	Phoenix, AZ Civic Improvement Corp., 5.25%, 7/1/09	246

		481

Transportation (3%)
100,000	Los Angeles County, CA Transportation Authority, 5.00%, 7/1/09 (b) AMBAC	103
275,000	New Jersey State Transport Trust Fund, 5.25%, 12/15/19	306

		409

University Revenue (4%)
300,000	Massachusetts State Health & Edl Facs Authority, 5.25%, 7/1/15	330
195,000	Richmond County, GA Dev Authority, 5.00%, 2/1/11	202

		532

Water & Sewer (15%)
200,000	California State Department of Water Resources, 5.00%, 12/1/16 (b) MBIA	216
550,000	Dallas, TX Waterworks & Sewer System, 5.50%, 10/1/10	573
400,000	Los Angeles, CA Water & Power, 5.00%, 7/1/10 (b) MBIA	418
200,000	New York City, NY Municipal Water Authority, 5.25%, 6/15/15	213
300,000	Texas Water Development Board, 3.76%, 7/15/19	300
205,000	Virginia State Resources Authority, 5.00%, 11/1/11	214

		1,934

Investment Company (1%)
55,980	Dreyfus Tax Exempt Cash Management Fund	56

Total (Cost - $12,979) (a) (99%)		$13,119
Other Assets, net of Liabilities (1%)		156

Net Assets (100%)		$13,275

All of the securities are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$182
Unrealized depreciation	(42)

Net unrealized appreciation	$140

(b)	Payment of principal and interest is insured against default.

See notes to financial statements.

Paydenfunds

California Municipal Income Fund

The Fund seeks income that is exempt from federal and California state income tax and is consistent with preservation of capital by generally investing in investment grade California municipal securities with an average portfolio maturity of five to ten years.

Credit Quality - percent of value

AAA	72%
AA	10%
A	16%
BBB	1%
Unrated	1%

Schedule of Investments - April 30, 2007

Principal		Value
or Shares	Security Description	(000)

General Obligation (39%)
500,000	California State, 5.00%, 2/1/20	$526
650,000	California State, 5.00%, 2/1/32	675
1,000,000	California State, 5.00%, 3/1/17 (b) MBIA	1,085
830,000	California State, 5.00%, 6/1/14	892
1,000,000	California State, 5.00%, 7/1/12 (b) MBIA	1,063
1,000,000	El Camino Community College District, 4.25%, 8/1/15 (b) FGIC	1,038
1,100,000	Gilroy, CA Unified School Dist., 5.25%, 8/1/19 (b) FGIC	1,190
1,000,000	Los Angeles, CA Community College District, 5.25%, 8/1/13 (b) FSA	1,088
1,000,000	Los Angeles, CA, 5.00%, 9/1/10	1,043
250,000	Los Angeles, CA, 5.25%, 9/1/13 (b) FGIC	273
1,000,000	Los Angeles, CA Unified School District, 6.00%, 7/1/14 (b) FGIC	1,140
220,000	Los Gatos Joint Union High School District, 5.25%, 12/1/13 (b) FSA	241
1,000,000	Newport Mesa, CA School District, 5.00%, 8/1/15 (b) MBIA	1,061
1,320,000	North Orange County Community College District, 0.00%, 8/1/25 (b) FGIC	590
1,000,000	Sacramento, CA City Unified School District, 5.75%, 7/1/15	1,064
450,000	San Carlos, CA School District, 0.00%, 10/1/18 (b) MBIA	270
600,000	San Francisco, CA City & Cnty Unified School Dist., 5.00%, 6/15/12 (b) FSA	639
1,000,000	San Jose, CA Unified School District, 5.00%, 8/1/12 (b) FGIC	1,066
1,300,000	Santa Monica, CA Community College District, 0.00%, 8/1/12 (b) FGIC	1,062
1,000,000	West Valley, CA Mission Community College, 4.75%, 8/1/30 (b) FSA	1,033

		17,039

Revenue (59%)
Airport/Port Revenue (4%)
1,000,000	San Diego, CA Port District, 5.00%, 9/1/13 (b) MBIA	1,059
550,000	San Jose, CA Airport Revenue, 5.25%, 3/1/16 (b) MBIA	589

		1,648

Corporate Bond (2%)
1,040,000	SLM Corp., 5.24%, 7/27/09	1,022
Electric & Gas (6%)
1,000,000	California State Dept. of Water, 5.25%, 5/1/12 (b) FSA	1,072
1,060,000	Glendale, CA Electric Works, 5.75%, 2/1/14 (b) MBIA	1,130
600,000	Los Angeles, CA Water & Power, 5.00%, 7/1/13 (b) MBIA	645

		2,847

Healthcare (1%)
400,000	California Statewide Cmntys Development Authority, 2.30%, 4/1/34	400
Industrial Development/Pollution Control (3%)
400,000	California Statewide Cmntys, 4.10%, 4/1/28 (b) XL Capital	405
450,000	Golden State Tobacco Securitization Corp., 5.00%, 6/1/17	451
250,000	Golden State Tobacco Securitization Corp., 5.75%, 6/1/22	256

		1,112

Lease Revenue (9%)
750,000	California Infrastructure & Eco. Development, 5.25%, 10/1/12 (b) AMBAC	812
300,000	California State Public Works, 5.25%, 6/1/13	323
1,000,000	California State Public Works, 5.50%, 6/1/15	1,099
600,000	California State Public Works, 5.50%, 6/1/18	658
1,050,000	Orange County CA, 5.00%, 6/1/14 (b) MBIA	1,136

		4,028

Pre-Refunded (7%)
450,000	California Infrastructure & Economic Development Bank, 5.25%, 7/1/21 (b) FSA	490
310,000	Cerritos, CA Community College District, 5.00%, 8/1/25 (b) MBIA	336
500,000	El Monte, CA School District, 5.375%, 5/1/22 (b) FGIC	544
1,100,000	Placentia-Yorba Linda, CA University School District, 5.00%, 8/1/26 (b) FGIC	1,173
500,000	Puerto Rico Infrastructure Financing Authority SPL, 5.50%, 10/1/17	535
150,000	Utica, NY Industrial Development Agency, 6.875%, 12/1/14	159

		3,237

Resource Recovery (2%)
1,000,000	Sacramento County, CA Sanitation District, 6.00%, 12/1/15	1,085
Tax Allocation (1%)
195,000	Contra Costa County, CA, 5.125%, 8/1/11	200
145,000	San Dimas, CA Redevelopment Agency Tax Allocation, 6.75%, 9/1/16 (b) FSA	146

		346

Tax-Backed Revenue (3%)
1,100,000	California State Economic Recovery, 5.25%, 7/1/12	1,179
Transportation (5%)
1,000,000	Puerto Rico Highway and Transportation Authority, 5.50%, 7/1/15 (b) FSA	1,118
1,000,000	San Mateo County, CA Transit District, 5.50%, 6/1/17 (b) MBIA	1,141

		2,259

University Revenue (5%)
200,000	California Educational Facilities Authority, 5.70%, 10/1/11 (b) MBIA	217

Semi-Annual Report

California Municipal Income Fund continued

Principal		Value
or Shares	Security Description	(000)

400,000	University of California, 5.00%, 5/15/11 (b) AMBAC	$421
500,000	University of California, 5.00%, 5/15/12 (b) FSA	531
500,000	University of California, 5.00%, 11/1/13 (b) AMBAC	538

		1,707

Water & Sewer (11%)
1,015,000	California Infrastructure & Economic Development Bank, 5.00%,10/1/12	1,084
1,200,000	California State Dept. of Water, 5.375%, 5/1/22	1,305
1,245,000	Central Marin Sanitation Agency, CA, 5.00%, 9/1/18 (b) MBIA	1,355
500,000	Los Angeles, CA Dept. of Water & Power, 5.00%, 7/1/13 (b) AMBAC	537
225,000	Los Angeles County, CA Sanitation District, 5.00%, 10/1/13 (b) FSA	243
200,000	Irvine Ranch, CA Water District, 3.82%, 1/1/21	200
500,000	Santa Clara Valley, CA 5.00%, 6/1/15 (b) FSA	545

		5,269

Investment Company (1%)
324,902	Dreyfus State Tax Exempt Fund	325

Total (Cost - $42,670) (a) (99%)		43,503
Other Assets, net of Liabilities (1%)		477

Net Assets (100%)		$43,980

All of the securities are held by the custodian in a segregated account.

(a)	Unrealized appreciation ( depreciation ) of securities is as follows :

Unrealized appreciation	$900
Unrealized depreciation	(67)

Net unrealized appreciation	$833

(b)	Payment of principal and interest is insured against default.

See notes to financial statements.

Paydenfunds

Value Leaders Fund

The Fund seeks growth of capital and some current income by generally investing half its assets in large cap value stocks and the balance in exchange traded funds with up to 20% in foreign corporations.

Portfolio Composition - percent of value

Exchange Traded Funds	48%
Financial	21%
Energy	7%
Industrial	6%
Utilities	5%
Other	13%

Schedule of Investments - April 30, 2007

Principal		Value
or Shares	Security Description	(000)

Common Stocks (49%)
Consumer Discretionary (3%)
16,300	Genuine Parts Co.	$805
13,900	McDonald’s Corp.	671
44,400	Time Warner Inc.	916

		2,392

Consumer Staples (1%)
19,500	Proctor & Gamble Co.	1,254

Energy (7%)
13,100	Apache Corp.	950
18,000	Chevron Corp.	1,400
16,900	ConocoPhillips	1,172
26,800	Exxon Mobil Corp.	2,127
12,500	Occidental Petroleum Corp.	634

		6,283

Financial (21%)
14,300	American International Group, Inc.	1,000
9,700	Archstone-Smith Trust	505
29,700	Bank of America Corp.	1,512
36,400	Citigroup Inc.	1,952
10,000	Compass Bancshares Inc.	682
14,500	Equity Residential Properties Trust	673
21,000	Loews Corp.	994
4,300	Goldman Sachs Group, Inc.	940
31,200	JPMorgan Chase & Co.	1,626
15,700	Lincoln National Corp.	1,117
11,900	Merrill Lynch & Co., Inc.	1,074
10,700	MetLife, Inc.	703
11,500	Morgan Stanley Co.	966
9,800	PNC Financial Services Group	726
9,300	Prudential Financial Inc.	883
10,300	SunTrust Banks, Inc.	870
18,400	Wachovia Corp.	1,022
28,000	Wells Fargo & Co.	1,005

		18,250

Healthcare (2%)
47,900	Pfizer, Inc.	1,267
16,500	Thermo Fisher Scientific, Inc.(b)	859

		2,126

Materials (1%)
14,100	Dow Chemical Co.	629

Industrial (6%)
16,600	Eaton Corp.	1,481
49,400	General Electric Co.	1,821
17,900	Honeywell International Inc.	970
25,500	Pitney Bowes Inc.	1,224

		5,496

Telecommunication (3%)
35,700	AT&T Inc.	1,382
22,500	Verizon Communications Inc.	859

		2,241

Utilities (5%)
32,600	Pepco Holding, Inc.	962
17,800	PG & E Corp.	901
12,900	Sempra Energy	819
33,400	Southern Co.	1,262

		3,944

Total Common Stocks		42,615

Exchange Traded Funds (48%)
393,500	IShares Russell 1000 Value Index Fund	33,912
46,000	S&P 500 Depository Receipt Trust	6,821

		40,733

Investment Company (3%)
2,358,983	Cash Reserves Money Market Fund *	2,359

Total (Cost - $76,603) (a) (100%)		85,707
Liabilities in excess of Other Assets (0%)		(12)

Net Assets (100%)		$85,695

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$9,672
Unrealized depreciation	(568)

Net unrealized appreciation	$9,104

(b)	Non-income producing security

See notes to financial statements.

Semi-Annual Report

Market Return Fund

The Fund seeks a total return in excess of the S&P 500 Index by generally investing in U.S. dollar pay investment grade debt securities with an average portfolio maturity of five years, stock index futures and swap contracts.

Credit Quality - percent of value

AAA	63%
AA	2%
A	12%
BBB	18%
BB or below	5%

Schedule of Investments - April 30, 2007

Principal		Value
or Shares	Security Description	(000)

Total Bonds (86%)
Asset Backed (11%)
555,519	Argent Securities Inc., 5.56%, 5/25/35	$555
250,000	Bank of America Credit Card Trust, 5.55%, 3/15/12	250
731,304	Capital One Prime Auto Receivables Trust, 3.39%, 1/15/09	728
585,308	Chase Funding Mortgage Loan, 5.98%, 11/25/32	586
3,167	Countrywide Asset-Backed Certificates, 5.60%, 4/25/34	3
300,000	Ford Credit Floorplan Master Owner Trust, 5.77%, 6/15/11	301
500,000	GE Dealer Floorplan Master Note Trust, 5.55%, 4/20/10	501
33,693	Impac CMB Trust, 5.84%, 4/25/34	34
194,980	Long Beach Mortgage Loan Trust, 6.50%, 8/25/33	182
250,000	Marlin Leasing Receivables Llc. 144A, 5.63%, 9/15/13 (b)	250
970,745	Novastar Home Equity Loan, 5.37%, 3/25/37	971
142,072	Option One Mortgage Loan Trust, 5.38%, 2/25/33	142
108,884	Option One Mortgage Loan Trust, 5.71%, 2/25/32	109
10,250	Saxon Asset Securities Trust, 5.23%, 2/25/35	10
177,340	Structured Asset Investment Loan Trust, 5.46%, 9/25/34	178
1,121,867	Volkswagen Auto Loan Enhanced Trust, 2.94%, 3/22/10	1,110
750,000	Wachovia Asset Securitization, Inc., 5.46%, 7/15/37 (b)	750

		6,660

Corporate (35%)
55,000	Allegheny Energy Supply, 7.80%, 3/15/11	58
172,698	AMC Entertainment Inc., 4.99%, 1/26/13	173
310,943	Ameritrade Holding Corp., 4.93%, 12/31/12	312
685,000	Anadarko Petroleum Corp., 5.76%, 9/15/09	687
35,000	Ball Corp., 6.875%, 12/15/12	36
300,000	Boyd Gaming Corp., 7.75%, 12/15/12	312
409,035	Business Mortgage Finance PLC, 5.17%, 8/15/45 (c)	818
500,000	Centex Corp., 5.606%, 8/1/07	500
700,000	CIT Group Inc., 5.45%, 6/8/09	699
275,000	Citizens Communications, 9.25%, 5/15/11	306
260,000	Clear Channel Communication, 4.25%, 5/15/09	252
715,000	Comcast Corp., 5.656%, 7/14/09	716
600,000	Countrywide Financial Corp., 5.566%, 03/24/09	599
500,000	DaimlerChrysler NA Holdings, 5.81%, 8/3/09	503
250,000	DaimlerChrysler NA Holdings, 5.69%, 3/13/09	251
800,000	Deutsche Telekom International Finance, 5.12%, 3/23/09	802
660,000	Dominion Resources Inc., 5.66%, 9/28/07	660
47,409	DRS Technologies, 6.82%, 1/1/13	47
120,909	DRS Technologies, 6.86%, 1/1/13	121
114,545	DRS Technologies, 6.86%, 1/1/13	115
180,000	Echostar DBS Corp., 5.75%, 10/1/08	180
160,000	Ford Motor Credit 7.25%, 10/25/11	157
490,000	Gannett Co., 5.56%, 5/26/09	490
160,000	General Motors Acceptance Corp., 5.125%, 5/9/08	158
32,458	Georgia Pacific, 7.1138%, 12/20/12	33
266,667	Georgia Pacific, 7.34%, 12/20/12	268
29,833	Georgia Pacific, 7.34%, 12/20/12	30
16,667	Georgia Pacific, 7.34%, 12/20/12	17
700,000	Goldman Sachs Group Inc., 5.44%, 11/16/09	701
300,000	Greene King Finance Plc, 5.42%, 6/15/31 (c)	598
285,000	Hertz Corp., 8.875%, 1/1/14	307
410,000	Hospira Inc., 5.83%, 3/30/10	411
330,000	Hutchison Whamp International Ltd. 144A, 5.45%, 11/24/10 (b)	333
135,095	Jarden Corp., 4.915%, 1/24/12	135
170,000	KB Home, 8.625%, 12/15/08	174
411,479	Landmark Mortgage Securities Plc., 5.26%, 6/17/38 (c)	823
450,000	Masco Corp., 5.655%, 3/12/10	451
180,000	MGM Mirage Inc., 6.00%, 10/1/09	180
500,000	Motorola Inc., 4.608%, 11/16/07	498
87,423	Nalco, 7.07%, 11/4/10	88
83,260	Nalco, 7.07%, 11/4/10	84
75,474	Nalco, 7.11%, 11/4/10	76
500,000	National Australia Bank 144A, 5.43%, 9/11/09 (b)	500
307,339	NRG Energy Inc., 6.741%, 2/1/13	310
700,000	Oracle Corp., 5.60%, 1/13/09	700
1,000,000	Preferred Term XXIII, 1.00%, 12/22/36 (b)	999
425,000	Progress Energy Inc., 5.76%, 11/14/08	425
500,000	Prologis, 5.6175%, 8/24/09	501
69,000	PSEG Energy Holdings, 8.625%, 2/15/08	70
600,000	Public Service Enterprise, 5.74%, 9/21/08	600
175,000	Royal Caribbean Cruises, 7.00%, 10/15/07	176
470,000	Safeway Inc., 5.31%, 3/27/09	471
1,210,000	SLM Corp., 5.24%, 7/27/09	1,189
170,000	Smithfield Foods Inc., 8.00%, 10/15/09	178
650,000	Telecom Italia Capital, 5.63%, 2/1/11	652
500,000	Time Warner Inc., 5.61%, 11/13/09	501
370,000	TXU Electric Delivery 144A, 5.725%, 9/16/08 (b)	370
185,000	Unisys Corp., 6.875%, 3/15/10	186
350,000	United Mexican States, 5.75%, 1/13/09	353

		22,340

Foreign Government (1%)
160,000	Republic of Chile, 5.76%, 1/28/08	160
600,000	South Africa, 9.125%, 5/19/09	644

		804

Mortgage Backed (26%)
704,706	FH 847, 5.58%, 2/1/31	709
250,000	Arkle Master Issuer Plc 144A, 5.74%, 2/17/52 (b)	250
296,192	Banc of America Funding Corp., 7.369%, 6/20/35	301
750,000	Banc of America Large Loan 144A, 5.49%, 7/14/08 (b)	750
176,049	Bear Stearns ABS, 6.413%, 6/25/43	178
9,834	Bear Stearns Mortgage Trust, 7.012%, 4/25/33	10
11,851	Drexel Burnham Lambert CMO Trust, 6.07%, 5/1/16	12
165,267	First Republic Mortgage Loan Trust, 5.72%, 11/15/32	166
414,742	FNMA 661027, 6.597%, 7/1/27	417
199,533	FNMA 708712, 4.306%, 6/1/33	199
801,839	FNMA 865488, 6.935%, 2/1/36	823

Paydenfunds

Principal		Value
or Shares	Security Description	(000)

1,050,121	FNMA ARM, 6.137%, 2/25/44	$1,067
1,000,000	FNR 06-27 BF ARM, 5.62%, 4/25/36	1,004
94,812	GNR 01-47 FA, 5.72%, 9/16/31	96
864,099	Harborview Mortgage Loan Trust, 5.098%, 1/19/35	863
150,000	Holmes Master Issuer Plc 144A, 5.75%, 7/15/40 (b)	150
849,590	Impac CMB Trust, 5.74%, 9/25/34	852
270,962	Mellon Residential Funding Corp., 5.75%, 11/15/32	272
396,494	MLCC Mortgage Investors Inc., 6.95%, 8/25/29	399
217,387	Morgan Stanley Mortgage Loan Trust, 6.91%, 7/25/34	221
200,000	Permanent Master Issuer Plc , 0.00%, 7/17/42	200
218,056	Sequoia Mortgage Trust, 5.32%, 10/20/27	218
758,501	Structured Asset Mortgage Investments Inc., 5.27%, 12/25/35	760
344,352	Structured Asset Mortgage Investments Inc., 6.06%, 7/25/32	348
286,500	Structured Asset Mortgage Investments Inc., 6.38%, 2/19/35	287
559,575	Structured Asset Mortgage Investments Inc., 7.01%, 12/27/35	568
730,604	Structured Asset Mortgage Investments Inc., 7.09%, 5/25/36	744
58,345	Structured Asset Securities Corp., 6.16%, 8/25/32	58
128,798	Thornburg Mortgage Securities Trust, 5.30%, 4/25/43	129
1,788,351	Washington Mutual, 5.44%, 5/25/46	1,791
443,878	Washington Mutual, 5.50%, 11/25/36	444
939,521	Washington Mutual, 4.828%, 5/25/46	940
381,282	Washington Mutual, 5.30%, 6/25/44	382
1,345,432	Wells Fargo MBS, 4.36%, 9/23/33	1,334

		16,942

Commercial Paper (10%) (d)
700,000	Abbey National North America, 5.00%, 6/4/07	697
750,000	Abbott Laboratories, 5.00%, 5/2/07	750
700,000	American Honda Finance, 5.00%, 6/21/07	695
750,000	Archer Daniels Midland, 5.00%, 5/8/07	749
700,000	Deutsche Bank Financial, 5.21%, 5/23/07	698
800,000	HBOS Treasury Services, 5.23%, 7/24/07	790
800,000	Lloyds TSB Bank Plc., 5.22%, 6/25/07	794
700,000	Royal Bank of Scotland Plc, 5.21%, 5/10/07	699
750,000	Total Capital, 5.21%, 6/12/07	745

		6,617

U.S. Government Agency (3%)
1,500,000	FHLB, 5.12%, 7/18/07	1,483
600,000	FNMA Disc Note, 5.13%, 7/18/07 (d)	593

		2,076

Total Bonds (Cost - $55,329)		55,439

Investment Company (3%)
1,940,090	Cash Reserves Money Market Fund *	1,940

Exchange Traded Funds (13%)
56,100	S&P 500 Depository Receipt	8,319

Total (Cost - $64,406) (a) (102%)		65,698
Liabilities in excess of Other Assets (-2%)		(1,346)

Net Assets (100%)		$64,352

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,383
Unrealized depreciation	(91)

Net unrealized appreciation	$1,292

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Par in local currency

(d)	Discount rate at time of purchase

Open Forward Currency Contracts to USD

			Contract	Unrealized
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Liability:
5/8/2007	British Pound (Sell 1,125)	1.9753	$2,222	$(27)

Open Future Contracts

			Current	Unrealized
Number of		Expiration	Value	Appreciation
Contracts	Contract Type	Date	(000s)	(000s)

149	S&P 500	Jun-07	$55,443	$1,071
2	S&P 500	Jun-07	744	17

				$1,088

Open Swap Contracts (000s)

		Notional	Unrealized
	Expiration	Principal	Appreciation
Contract Type	Date	(000s)	(000s)

Interpublic Group Credit Default Swap	Jun-07	$220	$4
Egypt Total Return Swap	Jul-07	EGP3,500	4

			$8

See notes to financial statements.

Semi-Annual Report

U.S. Growth Leaders Fund

The Fund seeks long-term capital appreciation by generally investing in stocks of the 1,000 largest capitalized U.S. growth companies with up to 20% in foreign corporations.

Portfolio Composition - percent of value

Technology	24%
Materials	14%
Industrial	11%
Healthcare	11%
Consumer Discretionary	9%
Other	31%

Schedule of Investments - April 30, 2007

Principal		Value
or Shares	Security Description	(000)

Common Stocks (97%)
Consumer Discretionary (10%)
46,500	Comcast Corp. (b)	$1,240
23,800	Las Vegas Sands Corp. (b)	2,027
60,600	Net Servicos de Comunicacao SA ADR (b)	905
58,800	Tempur-Pedic International, Inc.	1,527
17,300	VF Corp.	1,519
26,100	Wendy’s International, Inc.	984

		8,202

Consumer Staples (6%)
51,300	Church & Dwight Co., Inc.	2,602
16,200	JM Smucker Co.	904
29,400	Kroger Co.	868
20,800	Whole Foods Market, Inc.	973

		5,347

Energy (4%)
17,100	ConocoPhillips	1,186
8,400	Marathon Oil Corp.	853
27,300	XTO Energy	1,482

		3,521

Financial (5%)
36,400	American Financial Group, Inc.	1,284
6,600	Deutsche Bank Ag	1,013
20,500	MetLife, Inc.	1,347
14,000	SEI Investments Co.	854

		4,498

Healthcare (11%)
13,900	Allergan Inc.	1,685
39,600	Baxter International Inc.	2,243
27,200	Gilead Sciences Inc. (b)	2,223
35,200	Thermo Fisher Scientific, Inc. (b)	1,833
38,100	VCA Antech, Inc. (b)	1,502

		9,486

Industrial (11%)
14,200	Boeing Co.	1,321
15,900	Corrections Corporation of America (b)	903
11,700	Deere & Co.	1,280
9,000	FedEx Corp.	949
11,500	Lockheed Martin Corp.	1,106
28,600	Stericycle Inc. (b)	2,492
17,200	Paccar, Inc.	1,444

		9,495

Materials (14%)
22,300	Agnico-Eagle Mines Ltd.	787
84,500	Crown Holdings Inc. (b)	2,042
15,600	Martin Marietta Materials, Inc.	2,275
31,000	Monsanto Co.	1,829
85,400	Owens-Illinois, Inc. (b)	2,570
17,500	Southern Copper Corp.	1,405
13,700	United States Steel Corp.	1,391

		12,299

Technology (24%)
22,200	Apple Computer, Inc. (b)	2,216
31,800	Cisco Systems Inc. (b)	850
23,800	Cognizant Technology Solutions Corp. (b)	2,128
57,900	Corning Inc. (b)	1,373
28,500	FactSet Research System Inc.	1,753
2,200	Google Inc. (b)	1,037
31,300	Hewlett-Packard Co.	1,319
16,500	International Business Machines Corp.	1,686
73,300	Mircosoft Corp.	2,195
26,600	NCR Corp. (b)	1,341
33,400	NVIDIA Corp. (b)	1,098
92,300	Oracle Corp. (b)	1,735
29,200	Qualcomm, Inc.	1,279
40,200	Yahoo!, Inc. (b)	1,127

		21,137

Telecommunication (6%)
28,100	America Movil S.A de C.V	1,476
60,000	AT&T Inc.	2,323
17,800	China Mobile (Hong Kong) Ltd.	801
9,000	Vimpel-Communications ADR	871

		5,471

Utilities (6%)
35,900	Allegheny Energy Inc. (b)	1,919
14,000	Constellation Energy Group	1,248
54,700	Covanta Holding Corp. (b)	1,342
12,400	Exelon Corp.	935

		5,444

Total Common Stocks		84,900

Exchange Traded Funds (1%)
15,800	iShares US Dow Jones Medical Equipment Index (b)	860
Investment Company (3%)
2,724,040	Cash Reserves Money Market Fund *	2,724

Total (Cost - $80,467) (a) (101%)		88,484
Liabilities in excess of Other Assets (-1%)		(556)

Net Assets (100%)		$87,928

Paydenfunds

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$8,778
Unrealized depreciation	(761)

Net unrealized appreciation	$8,017

(b)	Non-income producing security

See notes to financial statements.

Semi-Annual Report

Global Short Bond Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade debt securities denominated in U.S. and foreign currencies with an average portfolio maturity not to exceed three years.

Credit Quality - percent of value

AAA	52%
AA	3%
A	12%
BBB	19%
BB	13%
B	1%

Schedule of Investments - April 30, 2007

Principal		Value
or Shares	Security Description	(000)

Brazil (USD) (1%)
1,100,000	Republic of Brazil, 11.00%, 1/11/12	$1,353
Cayman Islands (USD) (1%)
720,000	Hutchison Whamp International Ltd., 5.45%, 11/24/10 (c)	725
Colombia (USD) (1%)
1,800,000	Republic of Colombia, 10.00%, 1/23/12	2,129
Croatia (USD) (1%)
1,158,182	Croatia, 6.25%, 7/31/10	1,165
Hong Kong (USD) (1%)
720,000	Hutchison Whampoa Finance, 6.95%, 8/1/07 (c)	722
India (USD) (1%)
1,490,000	ICICI Bank Ltd. Singapore 144A, 5.75%, 11/16/10 (b)	1,499
Kazakhstan (USD) (1%)
1,200,000	Republic of Kazakhstan, 11.125%, 5/11/07	1,201
Mexico (USD) (3%)
1,510,000	America Movil SA de CV, 4.125%, 3/1/09	1,484
1,500,000	Telefonos De Mexico, 4.50%, 11/19/08	1,483
1,840,000	United Mexican States, 10.375%, 2/17/09	2,005

		4,972

Netherlands (RUB) (0%)
15,600,000	ING Bank NV , 8.04%, 8/23/07 (b)	607
Panama (USD) (1%)
1,150,000	Republic of Panama, 9.375%, 7/23/12	1,348
Philippines (USD) (2%)
980,000	Philippine Long Distance Telephone, 10.50%, 4/15/09	1,068
1,700,000	Republic of Philippines, 9.875%, 3/16/10	1,898

		2,966

Russia (USD) (2%)
3,000,083	Russia, 8.25%, 3/31/10 (b)	3,134

South Africa (USD) (3%)
3,950,000	South Africa, 9.125%, 5/19/09	4,241

United States (EUR) (1%)
1,100,000	SLM Corp., 4.089%, 12/15/10	1,448

United States (USD) (74%)
150,000	Allegheny Energy Supply, 7.80%, 3/15/11	159
750,000	Ameritrade Holding Corp., 6.82%, 12/31/12	752
500,000	Arkle Master Issuer PLC 2006-2A 2C 144A, 5.74%, 2/17/52 (b)	500
90,000	Ball Corp., 6.875%, 12/15/12	92
1,000,000	Banc of America Commercial Mortgage Inc., 4.176%, 11/10/41	979
750,000	Bank of America Credit Card Trust 2006-C7 C7, 5.55%, 3/15/12	750
723,188	Bank of America, 7.62%, 12/4/13	728
2,000,000	BMW Vehicle Owner Trust, 5.19%, 6/25/13	2,005
2,300,000	Capital One Prime Auto Receivables Trust, 3.86%, 8/15/11	2,262
1,750,000	Centex Corp., 5.606%, 8/1/07	1,751
320,000	Clear Channel Communication, 4.25%, 5/15/09	310
1,000,000	Countrywide Financial Corp., 5.566%, 03/24/09	998
660,000	CSX Corp., 6.25%, 10/15/08	669
960,000	DaimlerChrysler NA Holding Corp., 4.05%, 6/4/08	946
1,155,000	Echostar DBS Corp., 5.75%, 10/1/08	1,156
5,671,317	FH 1G1028 ARM, 5.602%, 7/1/36	5,715
3,784,558	FH 1H2665 ARM, 5.71%, 11/1/36	3,820
681,019	FH 782784 ARM, 4.384%, 10/1/34	674
1,333,430	FN 794792 ARM, 5.101%, 10/1/34	1,340
5,262,383	FN 881868 ARM, 5.577%, 6/1/36	5,299
2,000,000	Ford Credit Auto Owner Trust, 3.88%, 1/15/10	1,970
350,000	Ford Motor Credit 7.25%, 10/25/11	343
748,125	FSL, 7.369%, 12/1/13	749
1,500,000	General Mills Inc., 5.49%, 1/22/10	1,501
500,000	General Motors Acceptance Corp., 5.125%, 5/9/08	494
70,079	Georgia Pacific, 7.114%, 12/20/12	70
575,747	Georgia Pacific, 7.34%, 12/20/12	579
64,412	Georgia Pacific, 7.34%, 12/20/12	65
35,984	Georgia Pacific, 7.34%, 12/20/12	36
2,135,000	GE Capital Commercial Mortgage Corp., 4.35%, 6/10/48	2,092
1,000,000	Great America Leasing Receivables 2006-1 A3 144A, 5.34%, 1/15/10 (b)	1,001
2,223,825	GSR Mortgage Loan Trust, 4.539%, 9/25/35	2,200
4,091,695	Harborview Mortgage Loan Trust, 5.314%, 11/25/35	4,089
742,330	HCA Inc. Term Loan, 7.11%, 11/17/12	749
1,650,000	Intl. Lease Finance Corp., 5.58%, 5/24/10	1,656
1,085,000	KB Home, 8.625%, 12/15/08	1,108
1,320,000	Kroger CO., 7.45%, 3/1/08	1,342
3,500,000	LB-UBS Commercial Mortgage Trust, 3.62%, 1/15/29	3,396
746,250	Lyondell Chemical, 7.11%, 8/16/13	749
1,750,000	Marlin Leasing Receivables Llc 144A, 5.63%, 9/15/13 (b)	1,753
1,500,000	Masco Corp., 5.655%, 3/12/10	1,503
1,140,000	MGM Mirage Inc., 6.00%, 10/1/09	1,141
663,778	NRG Energy, 7.35%, 2/12/13	670
450,000	PSEG Energy Holdings, 8.625%, 2/15/08	459
2,000,000	Public Service Enterprise, 5.74%, 9/21/08	2,000
3,938,999	Residential Funding Mortgage Securities, 3.64%, 3/25/34	3,808
1,115,000	Royal Caribbean Cruises, 7.00%, 10/15/07	1,122
300,000	SLM Corp., 5.24%, 7/27/09	295
2,000,000	SLM Corp., 5.66%, 7/26/10	1,939
1,090,000	Smithfield Foods Inc., 8.00%, 10/15/09	1,140
3,642,258	Structured Adjustable Rate Mortgage Loan, 5.42%, 5/25/35	3,655
1,085,635	Structured Asset Mortgage Investment Inc., 5.14%, 2/25/36	1,092
397,990	Supervalu, 6.82%, 6/2/12	400
4,199,822	Thornburg Mortgage Securities Trust, 3.32%, 3/25/44	4,108
1,250,000	Time Warner Inc., 6.15%, 5/1/07	1,250
1,035,000	TXU Electric Delivery 144A, 5.725%, 9/16/08 (b)	1,035
428,000	U.S. Treasury Note, 3.75%, 5/15/08	423
1,200,000	Unisys Corp., 6.875%, 3/15/10	1,206

Paydenfunds

Principal		Value
or Shares	Security Description	(000)

1,490,000	United Health Group, 4.92%, 3/2/09	$1,490
2,632,821	USXL Funding LLC., 0.00%, 4/15/14 (b)	2,636
2,940,754	Washington Mutual 2006-AR12 1A1, 6.10%, 4/25/44	2,943
1,870,288	Washington Mutual, 4.24%, 6/25/34	1,840
1,255,689	Washington Mutual, 4.67%, 5/25/35	1,255
2,891,397	Washington Mutual, 4.88%, 4/25/44	2,899
1,922,245	Washington Mutual, 4.94%, 8/25/35	1,905
2,000,000	Washington Mutual Inc., 5.67%, 1/15/10	2,005
766,963	Wells Fargo MBS, 3.39%, 7/25/34	773
4,712,305	Wells Fargo MBS, 4.58% 12/25/34	4,668
1,200,000	Western Union Co., 5.51%, 11/17/08	1,199
800,000	Wyeth, 4.125%, 3/1/08	792

		108,498

Investment Company (5%)
7,009,243	Cash Reserves Money Market Fund *	7,009

Total (Cost - $142,937) (a) (98%)		143,017
Other Assets, net of Liabilities (2%)		2,641

Net Assets (100%)		$145,658

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$409
Unrealized depreciation	(329)

Net unrealized appreciation	$80

(b)	Security offered only to qualified institutional investors , and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Liabilities:
5/8/2007	Euro (Sell 533)	1.3648	$727	$—
6/18/2007	Euro (Sell 406)	1.3651	548	(7)

				$(7)

Open Swap Contracts (000s)

	Expiration	Notional	Unrealized
Contract Type	Date	Principal	Appreciation

Russia Total Return Swap	Feb-11	RUR18,990	$5
Egypt Total Return Swap	Jul-07	EGP8,200	8

			$13

Open Future Contracts

				Unrealized
			Current	Appreciation
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

232	U.S. Treasury 2 Year Note Future	Jun-07	$47,495	$42
58	U.S. Treasury 10 Year Note Future	Jun-07	6,283	(6)

				$36

See notes to financial statements.

Semi-Annual Report

Global Fixed Income Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade debt securities denominated in U.S. and foreign currencies with an average portfolio maturity not to exceed ten years.

Credit Quality - percent of value

AAA	43%
AA	8%
A	22%
BBB	14%
BB	8%
B	5%

Schedule of Investments - April 30, 2007

Principal		Value
or Shares	Security Description	(000)

Belgium (EUR) (2%)
650,000	Belgium Government Bond, 5.50%, 9/28/17	$981
800,000	Belgium Kingdom, 4.25%, 9/28/13	1,097

		2,078

Canada (EUR) (0%)
430,000	DaimlerChrysler Can. Finance, 3.63%, 11/10/10	568
Cayman Islands (USD) (0%)
286,000	Vale Overseas Ltd., 6.88%, 11/21/36	303
Colombia (USD) (1%)
580,000	Republic of Colombia, 7.38%, 1/27/17	638
Denmark (EUR) (1%)
480,000	Danske Bank A/S, 4.10%, 3/16/18	630
France (EUR) (3%)
450,000	BNP Paribas, 5.019%, 4/29/49	606
370,000	France Telecom, 4.75%, 2/21/17	499
410,000	Hutchison Whampoa Finance, 5.85%, 7/8/13	594
600,000	RCI Banque SA, 3.677%, 9/22/09	822
350,000	Renault, 4.5%, 4/16/12	474
600,000	Veolia Environment, 4.00%, 2/12/16	768

		3,763

Germany (EUR) (5%)
925,000	Bundesrepublic Deutschland, 4.00%, 1/4/37	1,196
875,000	Bundesrepublic Deutschland, 4.75%, 7/4/34	1,273
810,000	Deutsche Bundesrepublik, 5.50%, 1/4/31	1,291
775,000	Deutsche Bundesrepublik, 6.25%, 1/4/24	1,299
500,000	Volkswagen Leasing, 3.473%, 3/24/09	685

		5,744

Indonesia (USD) (0%)
290,000	Republic of Indonesia, 8.50%, 10/12/35 (d)	357
Italy (EUR) (2%)
900,000	Sanpaolo Imi, 3.30%, 4/19/16	1,227
600,000	Telecom Italia SPA EMTN, 3.51%, 6/9/08	819
400,000	Telecom Italia SPA, 6.13%, 7/30/09	569

		2,615

Japan (JPY) (9%)
400,000,000	Japan-283 (10 Year Issue), 1.80%, 9/20/16	3,418
47,000,000	Japan-19 (30 Year Issue), 2.30%, 6/20/35	395
210,000,000	Japan-236 (2 Year Issue), 0.20%, 9/20/07	1,754
265,000,000	Japan-253 (10 Year Issue), 1.60%, 9/20/13	2,255
275,000,000	Japan-61 (20 Year Issue), 1.00%, 3/20/23	2,004

		9,826

Luxembourg (GBP) (0%)
150,000	Glencore Finance Europe, 6.50%, 2/27/19	296
Mexico (MXN) (0%)
3,400,000	Mexican Fixed Rate Bonds, 10.00%, 12/5/24	378
Mexico (USD) (1%)
350,000	America Movil SA de CV 144A, 5.466%, 06/27/08 (b)	350
800,000	United Mexican States, 5.75%, 1/13/09	807
290,000	United Mexican States, 6.75%, 9/27/34	323

		1,480

Netherlands (EUR) (2%)
690,000	Deutsche Telekom Int Fin., 3.146%, 11/23/09	943
1,200,000	Netherlands Government Bond, 5.00%, 7/15/12	1,702

		2,645

Netherlands (GBP) (1%)
200,000	Deutsche Telekom International Finance, 7.125%, 9/26/12	418
155,000	Linde Finance BV, 5.875%, 4/24/23	306

		724

Panama (USD) (1%)
280,000	Republic of Panama, 6.70%, 1/26/36	296
560,000	Republic of Panama, 9.375%, 7/23/12	656

		952

Philippines (USD) (1%)
340,000	Republic of Philippines, 7.75% 1/14/31	385
350,000	Republic of Philippines, 9.875%, 1/15/19	453

		838

Poland (PLN) (1%)
2,320,000	Poland Government Bond, 6.25%, 10/24/15	890
Russia (USD) (1%)
507,450	Russia Government International Bond, 5.00%, 3/31/30 (d)	577
Spain (EUR) (2%)
900,000	Santander Issuances, 3.144%, 3/3/16	1,227
400,000	Telefonica Emisiones Sau, 4.67%, 2/7/14	540
200,000	Telefonica Emisiones Sau, 5.88%, 1/31/14	393

		2,160

Slovenia (USD) (0%)
250,000	Republic of El Salvador, 7.65%, 6/15/35 (d)	289
United Kingdom (EUR) (1%)
390,000	Aviva Plc, 4.7291%, 11/28/14	513
450,000	Old Mutual PLC, 4.50%, 1/18/17	604
400,000	Standard Chartered Bank, 3.63%, 2/3/17	523

		1,640

United Kingdom (GBP) (10%)
600,000	Canary Wharf Finance PLC, 6.224%, 10/22/37 (d)	1,200
900,000	Greene King Finance PLC A1, 5.42%, 6/15/31	1,793
200,000	HSBC Bank PLC, 5.38%, 11/4/30	387
180,000	Northern Rock PLC, 6.38%, 12/2/19	383
190,000	Royal Bank of Scotland PLC, 6.25%, 12/27/47	383
2,800,000	UK Treasury Bill, 0%, 9/24/07	5,477
957,000	United Kingdom Gilt, 4.25%, 3/7/36	1,833

		11,456

United States (EUR) (8%)
450,000	AT&T Inc., 4.375%, 3/15/13	604

Paydenfunds

Principal		Value
or Shares	Security Description	(000)

760,000	Bear Stearns Co. Inc., 3.354%, 10/20/09	$1,039
440,000	Cit Group Inc., 5.00%, 5/13/14	598
750,000	Int’l Lease Finance Corp., 3.505%, 7/6/10	1,030
250,000	JP Morgan Chase & Co, 4.38%, 11/12/19	333
2,200,000	MBNA American Europe, 5.45%, 4/19/11	3,110
330,000	SLM Corp., 4.75%, 3/17/14	411
1,150,000	SLM Student Loan TR 04-2, 4.40%, 4/25/14 (d)	1,559
200,000	Wachovia Corp., 4.375%, 11/27/18	261

		8,945

United States (GBP) (1%)
200,000	BA Credit Card Trust, 5.45%, 9/17/13	388
200,000	Goldman Sachs Group Inc. EMTN, 5.25%, 12/15/15	381

		769

United States (USD) (52%)
430,000	ACE INA Holdings Inc., 5.88%, 6/15/14	440
441,000	Allergan Inc., 5.75%, 4/1/16	451
850,000	Ameritrade Holding Corp., 6.82%, 12/31/12	853
880,000	Anadarko Petroleum Corp., 5.76%, 9/15/09	882
1,700,000	Banc of America Commercial Mortgage Inc., 4.50%, 7/10/43	1,668
306,000	Bank of America Corp., 4.25%, 10/1/10	299
723,188	Bank of America, 7.62%, 12/4/13	728
121,880	Bear Stearns ABS, 6.413%, 6/25/43	123
213,213	Bear Stearns Alt-A Trust, 4.552%, 6/25/34	216
750,000	Bear Stearns ARM Trust, 6%, 5/25/47	753
870,000	Case New Holland Inc., 6.00%, 6/1/09	875
224,000	Cingular Wireless Services, 8.75%, 3/1/31	293
338,000	Cisco Systems Inc., 5.25%, 2/22/11	340
410,000	Comcast Corp., 5.656%, 7/14/09	411
286,000	Comcast Corp., 6.50%, 1/15/17	304
577,361	Countrywide Alternative Loan Trust, 5.62%, 3/25/47	574
435,383	Countrywide Alternative Loan Trust, 6.243%, 6/25/35	438
1,904,773	Countrywide Home Equity Loan Trust, 5.46%, 1/15/37	1,904
599,000	Cox Communications Inc., 5.45%, 12/15/14	593
425,000	CSC Holdings Inc., 7.25%, 7/15/08	434
611,000	DaimlerChrysler NA Holding, 5.75%, 9/8/11	620
870,000	Echostar DBS Corp., 5.75%, 10/1/08	871
838,343	EMC Mortgage Loan Trust 144A, 5.79%, 5/25/40 (b)	839
410,000	Equistar Chemicals LP, 8.75%, 2/15/09	428
600,000	Erac USA Finance Co. 144A, 5.601%, 4/30/09 (b)	601
224,000	ERP Operating LP, 5.375%, 8/1/16	223
1,520,000	FNMA TBA, 5.00%, 5/1/20 (c)	1,498
2,390,000	FNMA TBA, 5.00%, 5/1/36 (c)	2,309
2,340,000	FNMA TBA, 5.50%, 5/1/19 (c)	2,343
4,680,000	FNMA TBA, 5.50%, 5/1/36 (c)	4,627
3,290,000	FNMA TBA, 6.00%, 5/1/36 (c)	3,315
79,423	Georgia Pacific, 7.11%, 12/20/12	80
652,513	Georgia Pacific, 7.34%, 12/20/12	656
75,141	Georgia Pacific, 7.34%, 12/20/12	76
40,782	Georgia Pacific, 7.34%, 12/20/12	41
302,000	Goldman Sachs Group Inc., 5.125%, 1/15/15	295
600,000	Goldman Sachs Group Inc., 5.44%, 11/16/09	600
153,757	Greenpoint Mortgage Funding Trust, 5.60%, 6/25/45	154
2,800,000	GS Mortgage Securities Corp., 4.75%, 7/10/39	2,700
900,173	Harborview Mortgage Loan Trust, 5.314%, 11/25/35	900
445,398	HCA Inc. Term Loan, 7.86%, 11/17/12	449
259,300	Indymac Indx Mortgage Loan Trust, 5.376%, 10/25/34	259
415,000	KB Home, 8.625%, 12/15/08	424
279,000	Lockheed Martin Corp., 6.15%, 9/1/36	291
995,000	Lyondell Chemical, 7.11%, 8/16/13	999
2,150,000	Merrill Lynch Mortgage Trust, 5.24%, 11/12/37	2,146
860,000	MGM Mirage Inc., 6.00%, 10/1/09	861
288,000	Midamerican Energy Holdings, 6.125%, 4/1/36	293
295,000	News America Inc., 6.40%, 12/15/35	297
584,000	Nextel Communications, 6.875%, 10/31/13	600
750,146	NRG Energy, 7.35%, 2/12/13	757
371,000	Oracle Corp., 5.00%, 1/15/11	370
460,000	Pacific Gas & Electric, 4.80%, 3/1/14	447
805,000	Sequa Corp., 9.00%, 8/1/09	851
719,000	Simon Property Group LP, 6.375%, 11/15/07	722
815,000	Smithfield Foods Inc., 8.00%, 10/15/09	853
671,246	Structured ARM Loan Trust, 5.07%, 10/25/34	673
434,254	Structured Asset Mortgage Investment Inc., 5.14%, 2/25/36	437
344,873	Structured Asset Mortgage Investments Inc., 6.20%, 5/25/45	351
581,097	Structured Asset Mortgage Investments Inc., 7.01%, 12/27/35	590
423,932	Supervalu, 6.82%, 6/2/12	426
819,537	Thornburg Mortgage Securities Trust, 5.69%, 9/25/34	822
2,790,658	Thornburg Mortgage Securities Trust, 3.32%, 3/25/44	2,730
243,000	Time Warner Entertainment, 8.375%, 7/15/33	297
200,000	U.S. Treasury Note, 4.63%, 11/15/16	200
400,000	U.S. Treasury Note, 4.75%, 1/31/12	404
420,000	Valero Energy Corp., 6.875%, 4/15/12	448
595,000	Viacom Inc., 5.625%, 8/15/12	597
587,000	Wachovia Corp., 5.35%, 3/15/11	594
1,884,848	Washington Mutual, 4.38%, 12/25/32	1,871
1,601,871	Washington Mutual, 4.94%, 8/25/35	1,587
330,000	Western Union Co., 5.51%, 11/17/08	330
226,000	Weyerhaeuser Co., 6.75%, 3/15/12	238

		58,969

Uruguay (USD) (1%)
520,000	Republica Orient Uruguay, 7.63%, 3/21/36	581
Investment Companies (5%)
1,373,330	Cash Reserves Money Market Fund *	1,373
481,071	Payden High Income Fund*	4,028

		5,401

Total (Cost - $124,272) (a) (111%)		125,512
Liabilities in excess of Other Assets (-11%)		(11,986)

Net Assets (100%)		$113,526

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,551
Unrealized depreciation	(311)

Net unrealized appreciation	$1,240

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Semi-Annual Report

Global Fixed Income Fund continued

(c)	Security purchased on a delayed delivery basis.

(d)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Assets:
5/8/2007	British Pound (Sell 154)	1.9995	$308	$—
5/8/2007	British Pound (Sell 600)	1.9995	1,200	4
7/16/2007	Indonesian Rupiah (Buy 3,954,668)	9,082.0063	435	4
6/25/2007	Indonesian Rupiah (Buy 4,014,562)	9,082.0047	442	3
5/8/2007	Japanese Yen (Sell 1,170,885)	119.3539	9,810	81
6/25/2007	Japanese Yen (Sell 51,455)	118.6073	434	10
6/25/2007	Japanese Yen (Sell 51,455)	118.6073	434	10
7/16/2007	Philippines Peso (Buy 20,614)	47.5399	434	2
6/25/2007	Philippines Peso (Buy 21,245)	47.5450	447	8
7/16/2007	South Korean Won (Buy 534,477)	927.9900	576	1

				$123

Liabilities:
5/8/2007	British Pound (Sell 2,467)	1.9995	$4,933	$(60)
5/8/2007	British Pound (Sell 3,733)	1.9995	7,464	(36)
12/12/2007	China Renminbi (Buy 8,443)	7.5740	1,115	(15)
12/12/2007	China Renminbi (Buy 8,015)	7.5740	1,058	(19)
5/8/2007	Euro (Sell 11,454)	1.3651	15,636	(304)
5/8/2007	Euro (Sell 1,610)	1.3651	2,198	—
5/8/2007	Euro (Sell 1,765)	1.3647	2,409	—
5/8/2007	Euro (Sell 8,480)	1.3651	11,576	(226)
5/14/2007	Poland Zloty (Sell 2,537)	2.7720	915	(17)
7/12/2007	Singapore Dollar (Buy 1,306)	1.5110	864	(3)

				$(680)

Open Swap Contracts (000s)

			Unrealized
	Expiration	Notional	Appreciation
Contract Type	Date	Principal	(Depreciation)

Assets:
AK Steel Credit Default Swap	Dec-08	$500	$4
Argentina Credit Default Swap	May-17	2,700	14
Avis Credit Default Swap	Dec-08	500	5
Bombardier Credit Default Swap	Dec-08	500	6
Brazil Credit Default Swap	Feb-17	540	17
Colombia Credit Default Swap	Feb-17	540	15
Freescale Semiconductor Credit Default Swap	Dec-08	500	2
Gazprom Credit Default Swap	Feb-17	390	5
Interpublic Group Credit Default Swap	Dec-08	500	8
Nortel Credit Default Swap	Dec-08	500	5
Unisys Credit Default Swap	Dec-08	500	5
Untied Rentals Credit Default Swap	Dec-08	500	4
JPY Interest Rate Swap-pay fixed	Jul-07	JPY 59,000,000	—
GBP Interest Rate Swap-pay fixed	Mar-17	GBP 1,550	32
Egypt Total Return Swap	Jul-07	EGP 6,500	7
Brazil Total Return Swap	Jan-14	BRL 1,300	83

			$212

Liabilities:
Advanced Micro Devices Credit Default Swap	Dec-08	$500	$(2)
Argentina Credit Default Swap	May-12	4,200	(8)
INEOS Group Credit Default Swap	Dec-08	500	—
GBP Interest Rate Swap-pay floating	Mar-37	GBP 750	(34)

			$(44)

Open Future Contracts

			Current	Unrealized
Number of		Expiration	Value	Depreciation
Contracts	Contract Type	Date	(000s)	(000s)

2	Euro Bobl Future	Jun-07	$294	$(3)
19	Long Gilt Future	Jun-07	4,072	(28)
26	U.S. Treasury 10 Year Note Future	Jun-07	2,817	(7)
15	Euro Bobl Future	Jun-07	2,206	(26)

			$9,389	$(64)

See notes to financial statements.

Paydenfunds

Emerging Markets Bond Fund

The Fund seeks a high level of total return by generally investing in below investment grade securities of emerging market countries denominated in U.S. and foreign currencies with no limit on the average portfolio maturity.

Credit Quality - percent of value

AAA	2%
A	8%
BBB	24%
BB	41%
B	23%
Unrated	2%

Schedule of Investments - April 30, 2007

Principal		Value
or Shares	Security Description	(000)

Argentina (USD) (4%)
3,420,000	Republic of Argentina, 5.475%, 8/3/12	$3,268
2,780,000	Republic of Argentina, 7.00%, 9/12/13	2,712

		5,980

Brazil (USD) (14%)
4,930,000	Republic of Brazil, 10.50%, 7/14/14	6,372
2,230,000	Republic of Brazil, 12.25%, 3/6/30	3,925
3,390,000	Republic of Brazil, 7.125%, 1/20/37	3,832
2,980,000	Republic of Brazil, 8.25%, 1/20/34	3,831

		17,960

Bulgaria (USD) (2%)
2,170,000	Bulgaria Government International Bond, 8.25%, 1/15/15 (c)	2,573

Colombia (USD) (8%)
5,400,000	Republic of Colombia, 10.00%, 1/23/12	6,386
4,110,000	Republic of Colombia, 7.38%, 1/27/17	4,519

		10,905

El Salvador (USD) (2%)
2,240,000	Republic of El Salvador, 7.65%, 6/15/35 (c)	2,587
India (USD) (2%)
2,630,000	ICICI Bank Ltd. Singapore 144A, 5.75%, 11/16/10 (b)	2,647
Kazakhstan (USD) (2%)
1,460,000	Citigroup (JSC Kazkommer) 144A, 7.375%, 4/7/14 (b)	1,475
1,000,000	Kazkommerts International BV, 7.875%, 4/7/14 (c)	1,020

		2,495

Malaysia (MYR) (2%)
8,300,000	Malaysian Government, 4.262%, 9/15/16	2,575
Mexico (MXN) (4%)
27,900,000	America Movil SA de CV, 9.00%, 1/15/16	2,645
24,130,000	Mexican Fixed Rate Bonds, 10.00%, 12/5/24	2,680

		5,325

Mexico (USD) (8%)
2,080,000	Pemex Project Funding Master Trust, 8.625%, 2/1/22	2,623
2,330,000	United Mexican States., 6.75%, 9/27/34	2,598
2,140,000	United Mexican States, 8.00%, 9/24/22	2,664
2,080,000	United Mexican States, 8.30%, 8/15/31	2,729

		10,614

Pakistan (USD) (2%)
2,400,000	Islamic Republic of Pakistan, 7.875%, 3/31/36 (c)	2,567
Panama (USD) (3%)
3,810,000	Republic of Panama, 6.70%, 1/26/36	4,029
Peru (PEN) (1%)
4,310,000	Peru Bono Soberano, 9.91%, 5/5/15	1,731
Peru (USD) (2%)
2,140,000	Republic of Peru, 8.375%, 5/3/16	2,559
Philippines (USD) (7%)
2,480,000	Philippine Long Distance Telephone, 10.50%, 4/15/09	2,703
5,387,000	Republic of Philippines, 7.75% 1/14/31	6,100

		8,803

Poland (PLN) (2%)
7,030,000	Poland Government Bond, 6.25%, 10/24/15	2,698
Russia (RUB) (1%)
31,100,000	ING Bank NV, 8.04%, 8/23/07 (b)	1,210
Russia (USD) (12%)
1,930,000	Alrosa Finance SA, 8.875%, 11/17/14 (c)	2,230
2,730,000	Gaz Capital (Gazprom), 8.625%, 4/28/34 (c)	3,555
9,144,050	Russia Government International Bond, 5.00%, 3/31/30 (c)	10,391

		16,176

Uruguay (USD) (2%)
2,302,001	Republica Orient Uruguay, 7.63%, 3/21/36	2,572
Uruguay (UYU) (2%)
59,353,251	Republica Orient Uruguay, 5.00%, 9/14/18	2,755

Venezuela (USD) (6%)
1,800,000	Republic of Venezuela, 7.65%, 4/21/25 (c)	1,892
5,240,000	Republic of Venezuela, 8.50%, 10/8/14	5,780

		7,672

Vietnam (USD) (4%)
4,430,000	Republic of Vietnam 144A, 6.875%, 1/15/16 (b)	4,762
Purchased Options (0%)
165	Turkey Purchased Options Jul 07	35
248	New Zealand Purchased Options Jul 07	40

		75

Investment Companies (6%)
5,862,098	Cash Reserves Money Market Fund *	5,862
68,241	MetzlerPayden European Emerging Markets Fund	2,368

		8,230

Total (Cost - $125,571) (a) (98%)		129,500
Other Assets, net of Liabilities (2%)		2,447

Net Assets (100%)		$131,947

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

Semi-Annual Report

Emerging Markets Bond Fund continued

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$3,997
Unrealized depreciation	(68)

Net unrealized appreciation	$3,929

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

			Contract	Appreciation
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Assets:
7/12/2007	Euro (Buy 1,408)	1.3487	$1,899	$28
6/26/2007	Philippines Peso (Buy 65,090)	48.0600	1,354	15
6/18/2007	Russian Ruble (Buy 39,847)	25.8300	1,543	10
5/31/2007	South Africa Rand (Sell 9,760)	7.0418	1,386	3

				$56

Liabilities:
12/12/2007	China Renminbi (Buy 11,374)	7.4720	$1,522	$(21)
12/12/2007	China Renminbi (Buy 10,892)	7.4380	1,464	(27)
6/18/2007	Euro (Sell 1,017)	1.3503	1,373	(17)
6/4/2007	South Korean Won (Buy 756,570)	928.5	815	—
5/3/2007	Mexico New Peso (Sell 2,503)	10.9315	229	—
5/14/2007	Peruvian New Sol (Sell 5,660)	3.1788	1,781	(6)
5/14/2007	Poland Zloty (Sell 3,757)	2.8260	1,330	(25)
6/4/2007	New Taiwan Dollar (Sell 26,465)	33.2100	797	(0)

				$(96)

Open Swap Contracts (000s)

			Unrealized
	Expiration	Notional	Appreciation
Contract Type	Date	Principal	(Depreciation)

Assets:
Argentina Credit Default Swap	Dec-11	$10,300	$199
Argentina Credit Default Swap	May-17	4,100	21
Brazil Credit Default Swap	Nov-11	12,600	235
Brazil Credit Default Swap	Feb-12	8,200	118
Peru Credit Default Swap	Mar-12	13,400	134
Russia Credit Default Swap	Mar-12	6,760	54
Turkey Credit Default Swap	Nov-11	13,400	177
Turkey Credit Default Swap	May-09	13,500	—
Turkey Credit Default Swap	May-12	6,000	—
Ukraine Credit Default Swap	Nov-11	13,400	196
Ukraine Credit Default Swap	Mar-12	13,400	67
Venezuela Credit Default Swap	Nov-11	8,600	57
Venezuela Credit Default Swap	Mar-12	6,700	18
Venezuela Credit Default Swap	Jan-12	1,600	17
Venezuela Credit Default Swap	Nov-11	3,200	11
Russia Total Return Swap	Feb-11	RUR41,250	11
Indonesia Total Return Swap	Sep-11	IDR22,500,000	293
Indonesia Total Return Swap	Sep-11	IDR7,000,000	51
Indonesia Total Return Swap	Sep-11	IDR16,000,000	23
Egypt Total Return Swap	Jul-07	EGP31,400	32
Brazil Total Return Swap	May-45	BRL2,400	425
Brazil Total Return Swap	Jan-14	BRL3,500	424
Brazil Total Return Swap	Jan-14	BRL4,000	256
Brazil Total Return Swap	Jan-14	BRL2,500	214

			$3,033

Liabilities:
Argentina Credit Default Swap	May-12	6,700	$(13)
Argentina Credit Default Swap	Dec-16	6,400	(138)
Brazil Credit Default Swap	Nov-16	7,600	(337)
Peru Credit Default Swap	Mar-09	13,400	(28)
Turkey Credit Default Swap	Nov-08	29,800	(95)
Ukraine Credit Default Swap	Nov-16	8,100	(118)
Venezuela Credit Default Swap	Nov-08	8,600	(5)
Venezuela Credit Default Swap	Jan-09	1,600	(5)
Venezuela Credit Default Swap	Nov-08	3,200	(7)

			$(746)

Open Future Contracts

				Unrealized
			Current	Appreciation
Number of			Value	(Depreciation)
contracts	Contract Type	Expiration Date	(000s)	(000s)

16	U.S. 10 Year Treasury Note	Jun-07	$1,733	$(6)
23	Euro Bund	Jun-07	3,583	41

				$35

See notes to financial statements.

Paydenfunds

[THIS PAGE INTENTIONALLY LEFT BLANK]

Semi-Annual Report

Statements of Assets & Liabilities

April 30, 2007
Numbers in 000s

	Cash Reserves	Limited
	Money Market	Maturity	Short Bond
	Fund	Fund	Fund

ASSETS:
Investments, at value*	$208,001	$155,168	$302,727
Affiliated investments, at value		3,711	5,913
Repurchase agreement, at cost and value	373,800
Foreign cash**
Cash
Receivable for:
Interest and dividends	777	718	1,666
Paydowns		179	518
Investments sold
Fund shares sold	1,043	58	51
Futures, swaps and options contracts			46
Forward currency contracts
Receivable from Advisor (Note 3)
Other assets	81	55	71

Total Assets	583,702	159,889	310,992

LIABILITIES:
Payable for:
Bank overdraft
Forward currency contracts
Paydowns
Investments purchased		2,199	1,153
Fund shares redeemed	1,559	63	299
Futures, swaps and options contracts
TBA sales commitments
Distributions payable	469	5	70
Accrued expenses:
Investment advisory fees (Note 3)	4	19	60
Administration fees (Note 3)	53	15	30
Trustee fees and expenses		1
Other liabilities	82	52	72

Total Liabilities	2,167	2,354	1,684

NET ASSETS	$581,535	$157,535	$309,308

NET ASSETS:
Paid in capital	$581,755	$161,811	$319,277
Undistributed net investment income (loss)	(54)	(7)	(129)
Undistributed net realized gains (losses) from investments	(166)	(4,293)	(9,112)
Net unrealized appreciation (depreciation) from:
Investments		24	(728)
Translation of assets and liabilities in foreign currencies

NET ASSETS	$581,535	$157,535	$309,308

Outstanding shares of beneficial interest	581,698	15,959	31,137

NET ASSET VALUE — offering and redemption price per share in whole dollars	$1.00	$9.87	$9.93

* Investments, at cost	$581,801	$158,855	$309,429
** Foreign cash, at cost

See notes to financial statements.

Paydenfunds

U.S.		Core	Opportunity	High
Government	GNMA	Bond	Bond	Income
Fund	Fund	Fund	Fund	Fund

$50,277	$239,673	$1,068,600	$101,760	$267,870
777	4,002	7,339	2,646	11,168

			4	369

537	862	8,205	831	5,512
133	58		11
	2,493	25,202	5,982	1,090
20	186	9	2	662
4			163	212
		128	12

60	31	65	26	43

51,808	247,305	1,109,548	111,437	286,926

		298	15

	90,799	320,571	31,123	2,210
2	87	431	1,296	4,506
	22	8	10	10
	16	21
2	54

7	33	170	18	84
5	14	80	8	29

29	31	130	57	66

45	91,056	321,709	32,527	6,905

$51,763	$156,249	$787,839	$78,910	$280,021

$53,598	$163,796	$812,718	$84,381	$310,541
(12)	(150)	913	32	(458)
(1,842)	(7,347)	(26,452)	(6,024)	(36,019)

19	(50)	808	493	5,957
		(148)	28

$51,763	$156,249	$787,839	$78,910	$280,021

4,933	16,000	77,714	8,474	33,444

$10.49	$9.77	$10.14	$9.31	$8.37

$51,041	$243,740	$1,075,137	$104,041	$273,283

See notes to financial statements.

Semi-Annual Report

Statements of Assets & Liabilities continued

April 30, 2007
Numbers in 000s

	Tax Exempt	California	Value
	Bond	Municipal	Leaders
	Fund	Income Fund	Fund

ASSETS:
Investments, at value*	$13,119	$43,503	$83,348
Affiliated investments, at value			2,359
Repurchase agreement, at cost and value
Foreign cash**
Cash	43	193
Receivable for:
Interest and dividends	170	581	67
Paydowns
Investments sold	301
Fund shares sold			12
Futures, swaps and options contracts
Forward currency contracts
Receivable from Advisor (Note 3)	2
Other assets	15		16

Total Assets	13,650	44,277	85,802

LIABILITIES:
Payable for:
Bank overdraft
Forward currency contracts
Paydowns
Investments purchased	329	236
Fund shares redeemed	18	13	42
Futures, swaps and options contracts
TBA sales commitments
Distributions payable	1	9
Accrued expenses:
Investment advisory fees (Note 3)		6	38
Administration fees (Note 3)	1	4	9
Trustee fees and expenses
Other liabilities	26	29	18

Total Liabilities	375	297	107

NET ASSETS	$13,275	$43,980	$85,695

NET ASSETS:
Paid in capital	$13,136	$43,156	$74,655
Undistributed net investment income (loss)	28		425
Undistributed net realized gains (losses) from investments	(29)	(9)	1,511
Net unrealized appreciation (depreciation) from:
Investments	140	833	9,104
Translation of assets and liabilities in foreign currencies

NET ASSETS	$13,275	$43,980	$85,695

Outstanding shares of beneficial interest	1,341	4,415	6,134

NET ASSET VALUE — offering and redemption price per share in whole dollars	$9.90	$9.96	$13.97

* Investments, at cost	$12,979	$42,670	$76,603
** Foreign cash, at cost

See notes to financial statements.

Paydenfunds

Market	U.S. Growth	Global	Global	Emerging
Return	Leaders	Short Bond	Fixed Income	Markets Bond
Fund	Fund	Fund	Fund	Fund

$63,758	$85,760	$136,008	$120,111	$121,270
1,940	2,724	7,009	5,401	8,230

			80
		201	9	112

343	37	1,245	1,077	1,917
50		131
	2,543	1,772	8,332	6,280
3	26	198	8	460
		49	204	2,860
			187	71

15	21	42	64	44

66,109	91,111	146,655	135,473	141,244

72
27		7	984	97

1,060	3,074	551	20,174	1
12	34	303	623	8,505
538		9	36	560
			2

6	44	37	29	52
6	9	15	12	14
			87
36	22	75		68

1,757	3,183	997	21,947	9,297

$64,352	$87,928	$145,658	$113,526	$131,947

$62,286	$81,498	$152,125	$116,327	$128,467
128	(4)	97	(194)	530
(425)	(1,583)	(6,691)	(3,417)	(3,605)

2,388	8,017	129	1,344	6,251
(25)		(2)	(534)	304

$64,352	$87,928	$145,658	$113,526	$131,947

5,317	9,124	14,324	12,673	9,519

$12.10	$9.64	$10.17	$8.96	$13.86

$64,406	$80,467	$142,937	$124,272	$125,571
			$80

See notes to financial statements.

Semi-Annual Report

Statements of Operations

Period ended April 30, 2007
Dollars in 000s

	Cash Reserves	Limited
	Money Market	Maturity	Short Bond
	Fund	Fund	Fund

INVESTMENT INCOME:
Interest income (Note 2)	$14,741	$4,318	$7,623
Dividend income
Income from affiliated investment (Note 2)		102	126
Foreign tax withholdings

Investment Income	14,741	4,420	7,749

EXPENSES:
Investment advisory fees (Note 3)	417	228	440
Administration fees (Note 3)	334	98	188
Custodian fees	20	16	20
Transfer agent fees	31	15	24
Registration and filing fees	9	7	7
Trustee fees and expenses	25	9	15
Printing and mailing costs	20	7	12
Legal fees	7	3	4
Publication expense	2	3	4
Pricing fees		3	4
Fund accounting fees	52	21	31
Insurance	18	7	10
Audit fees	14	14	14
Other expenses	5	2	3
Expenses previously deferred (Note 3)

Gross Expenses	954	433	776
Custodian credits (Note 2)	(6)	(5)	(1)
Expense subsidy (Note 3)	(392)	(102)	(67)

Net Expenses	556	326	708

Net Investment Income	14,185	4,094	7,041

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	2	321	139
Foreign currency transactions		(140)	(269)
Futures contracts		(244)	(116)
Swap contracts		(224)	(312)
Change in net unrealized appreciation (depreciation) from:
Investments		159	828
Translation of assets and liabilities in foreign currencies		13	29
Futures contracts		(28)	(34)
Written option contracts		(10)
Swap contracts			11

Net Realized and Unrealized Gains (Losses)	2	(153)	276

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$14,187	$3,941	$7,317

See notes to financial statements.

Paydenfunds

U.S.			Opportunity	High
Government	GNMA	Core Bond	Bond	Income
Fund	Fund	Fund	Fund	Fund

$1,098	$4,013	$22,124	$2,553	$10,002

38	86	324	48	406

1,136	4,099	22,448	2,601	10,408

66	201	1,171	134	481
29	89	502	57	165
5	15	66	22	26
13	15	34	11	24
6	6	9	6	7
2	5	36	5	11
2	4	28	4	9
1	1	10	1	5
2	7	5	3	7
2	1	8	7	11
7	12	73	12	25
1	4	25	3	8
14	15	14	14	14
		6	1
				6

150	375	1,987	280	799
(1)	(1)	(9)	(2)	(6)
(30)	(2)	(94)	(3)

119	372	1,884	275	793

1,017	3,727	20,564	2,326	9,615

(33)	514	3,092	(239)	1,348
		(1,952)	(210)
3	18	(1,371)	(169)
		(1,399)	(130)	512

164	(152)	(8,675)	(278)	5,647
		29	52
6	4	(154)	(18)

		933	220	133

140	384	(9,497)	(772)	7,640

$1,157	$4,111	$11,067	$1,554	$17,255

See notes to financial statements.

Semi-Annual Report

Statements of Operations continued

Period ended April 30, 2007
Dollars in 000s

	Tax Exempt	California	Value
	Bond	Municipal	Leaders
	Fund	Income Fund	Fund

INVESTMENT INCOME:
Interest income (Note 2)	$269	$866
Dividend income			$936
Income from affiliated investment (Note 2)	13		197
Foreign tax withholdings

Investment Income	$282	866	1,133

EXPENSES:
Investment advisory fees (Note 3)	23	69	200
Administration fees (Note 3)	9	26	48
Custodian fees	2	3	5
Transfer agent fees	7	8	18
Registration and filing fees	6		6
Trustee fees and expenses	1	2	3
Printing and mailing costs	1	1	2
Legal fees			1
Publication expense	2	9	3
Pricing fees	3	3
Fund accounting fees	4	6	8
Insurance		1	2
Audit fees	14	14	14
Other expenses
Expenses previously deferred (Note 3)			10

Gross Expenses	72	142	320
Custodian credits (Note 2)
Expense subsidy (Note 3)	(36)	(34)

Net Expenses	36	108	320

Net Investment Income	246	758	813

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	73	19	3,008
Foreign currency transactions
Futures contracts			1,254
Swap contracts
Change in net unrealized appreciation (depreciation) from:
Investments	(157)	(366)	2,916
Translation of assets and liabilities in foreign currencies
Futures contracts			(312)
Written option contracts
Swap contracts

Net Realized and Unrealized Gains (Losses)	(84)	(347)	6,866

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$162	$411	$7,679

See notes to financial statements.

Paydenfunds

Market	U.S. Growth	Global	Global Fixed	Emerging
Return	Leaders	Short Bond	Income	Markets Bond
Fund	Fund	Fund	Fund	Fund

$1,428		$3,651	$3,189	$3,206
75	$271		78
30	77	95	68	111

1,533	348	3,746	3,335	3,317

84	229	213	218	244
36	46	85	87	65
14	4	34	41	48
10	10	16	18	13
6	6	7	8	6
3	3	9	8	3
2	2	8	7	2
1	1	4	2	1
6	6	2	2	2
3		3	1	1
8	8	22	19	8
2	2	7	5	2
14	15	17	21	15
	1		2
	16	36	11	14

189	349	463	450	424
		(1)	(1)	(4)
(54)

135	349	462	449	420

1,398	(1)	3,284	2,886	2,897

(6)	2,496	(249)	668	1,494
(157)		(131)	(1,866)	(423)
4,146	884	(167)	(172)	(9)
5		(74)	(160)	46

742	2,712	695	676	2,027
21		38	33	413
(1,181)			(57)	38

(16)		123	283	1,996

3,554	6,092	235	(595)	5,582

$4,952	$6,091	$3,519	$2,291	$8,479

See notes to financial statements.

Semi-Annual Report

Statements of Changes in Net Assets

Six months ended April 30, 2007 and year ended October 31, 2006
Numbers in 000s

	Cash Reserves Money Market Fund
	2007	2006

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$14,185	$23,613
Net realized gains (losses) on investments	2	4
Change in net unrealized appreciation (depreciation)

Change in Net Assets Resulting from Operations	14,187	23,617

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(14,185)	(23,613)
Net realized gains from investments
Return of capital

Change in Net Assets from Distributions to Shareholders	(14,185)	(23,613)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold	9,446,186	16,362,284
Reinvestment of distributions	11,420	18,804
Cost of fund shares redeemed	(9,483,502)	(16,120,541)
Proceeds from redemption fees (Note 3)

Change in Net Assets from Capital Transactions	(25,896)	260,547

Total Change in Net Assets	(25,894)	260,551

NET ASSETS:
Beginning of period	607,429	346,878

End of period	$581,535	$607,429

Undistributed net investment income	$(54)	$(54)

FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period	607,594	347,047

Shares sold	9,446,186	16,362,284
Shares issued in reinvestment of distributions	11,420	18,804
Shares redeemed	(9,483,502)	(16,120,541)

Change in shares outstanding	(25,896)	260,547

Outstanding shares at end of period	581,698	607,594

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	—	—
Sale of investments (excluding government)	—	—
Purchase of government securities	—	—
Sale of government securities	—	—

See notes to financial statements.

Paydenfunds

Limited Maturity Fund		Short Bond Fund		U.S. Government Fund
2007	2006	2007	2006	2007	2006

$4,094	$9,088	$7,041	$13,065	$1,017	$1,708
(287)	(688)	(558)	(2,526)	(30)	(655)
134	857	834	2,881	170	740

3,941	9,257	7,317	13,420	1,157	1,793

(4,098)	(8,632)	(7,104)	(13,025)	(1,026)	(1,742)

	(257)		(20)		(7)

(4,098)	(8,889)	(7,104)	(13,045)	(1,026)	(1,749)

48,671	111,288	24,782	94,827	14,248	18,733
4,060	8,684	6,715	12,296	1,016	1,727
(59,360)	(250,233)	(42,988)	(147,017)	(5,430)	(33,751)

(6,629)	(130,261)	(11,491)	(39,894)	9,834	(13,291)

(6,786)	(129,893)	(11,278)	(39,519)	9,965	(13,247)

164,321	294,214	320,586	360,105	41,798	55,045

$157,535	$164,321	$309,308	$320,586	$51,763	$41,798

$(7)	$(3)	$(129)	$(66)	$(12)	$(3)

16,639	29,852	32,307	36,321	3,993	5,267

4,923	11,286	2,485	9,594	1,361	1,800
411	880	676	1,243	97	166
(6,014)	(25,379)	(4,331)	(14,851)	(518)	(3,240)

(680)	(13,213)	(1,170)	(4,014)	940	(1,274)

15,959	16,639	31,137	32,307	4,933	3,993

38,755	114,207	66,914	136,440	—	897
28,147	97,844	56,842	132,349	—	—
62,264	18,019	172,114	135,595	53,999	57,320
56,502	78,444	182,457	148,208	44,590	57,649

See notes to financial statements.

Semi-Annual Report

Statements of Changes in Net Assets continued

Six months ended April 30, 2007 and year ended October 31, 2006
Numbers in 000s

	GNMA Fund
	2007	2006

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$3,727	$4,880
Net realized gains (losses) on investments	532	(597)
Change in net unrealized appreciation (depreciation)	(148)	1,710

Change in Net Assets Resulting from Operations	4,111	5,993

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(3,849)	(6,031)
Net realized gains from investments
Return of capital

Change in Net Assets from Distributions to Shareholders	(3,849)	(6,031)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold	27,310	59,793
Reinvestment of distributions	3,503	5,298
Cost of fund shares redeemed	(16,502)	(38,632)
Proceeds from redemption fees (Note 3)

Change in Net Assets from Capital Transactions	14,311	26,459

Total Change in Net Assets	14,573	26,421

NET ASSETS:
Beginning of period	141,676	115,255

End of period	$156,249	$141,676

Undistributed net investment income	$(150)	$(28)

FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period	14,534	11,784

Shares sold	2,799	6,174
Shares issued in reinvestment of distributions	359	546
Shares redeemed	(1,692)	(3,970)

Change in shares outstanding	1,466	2,750

Outstanding shares at end of period	16,000	14,534

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	—	3,820
Sale of investments (excluding government)	—	477
Purchase of government securities	51,559	60,423
Sale of government securities	—	19,090

See notes to financial statements.

Paydenfunds

Core Bond Fund		Opportunity Bond Fund		High Income Fund
2007	2006	2007	2006	2007	2006

$20,564	$32,958	$2,326	$5,396	$9,615	$16,852
(1,630)	(13,276)	(748)	(1,546)	1,860	(3,293)
(7,867)	18,448	(24)	2,063	5,780	5,790

11,067	38,130	1,554	5,913	17,255	19,349

(19,651)	(33,223)	(2,306)	(5,754)	(10,073)	(16,813)

	(578)				(1,882)

(19,651)	(33,801)	(2,306)	(5,754)	(10,073)	(18,695)

67,665	355,600	8,839	22,359	135,207	119,807
18,014	31,766	2,304	5,727	8,852	16,157
(185,825)	(156,701)	(45,901)	(57,553)	(134,341)	(112,297)
				2	14

(100,146)	230,665	(34,758)	(29,467)	9,720	23,681

(108,730)	234,994	(35,510)	(29,308)	16,902	24,335

896,569	661,575	114,420	143,728	263,119	238,784

$787,839	$896,569	$78,910	$114,420	$280,021	$263,119

$913	$—	$32	$12	$(458)	$—

87,663	64,649	12,216	15,349	32,321	29,445

6,567	35,225	932	2,394	16,275	14,715
1,774	3,121	247	613	1,068	1,994
(18,290)	(15,332)	(4,921)	(6,140)	(16,220)	(13,833)

(9,949)	23,014	(3,742)	(3,133)	1,123	2,876

77,714	87,663	8,474	12,216	33,444	32,321

592,369	627,154	73,020	101,496	139,379	179,006
269,909	483,940	60,437	99,707	101,194	187,438
789,980	1,805,201	95,606	296,620	937	18,277
1,046,602	1,748,712	126,198	318,344	15,926	3,748

See notes to financial statements.

Semi-Annual Report

Statements of Changes in Net Assets continued

Six months ended April 30, 2007 and year ended October 31, 2006
Numbers in 000s

	Tax Exempt Bond Fund
	2007	2006

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$246	$616
Net realized gains (losses) on investments	73	(132)
Change in net unrealized appreciation (depreciation)	(157)	330

Change in Net Assets Resulting from Operations	162	814

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(246)	(616)
Net realized gains from investments		(45)
Return of capital

Change in Net Assets from Distributions to Shareholders	(246)	(661)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold	108	2,660
Reinvestment of distributions	241	649
Cost of fund shares redeemed	(2,752)	(11,314)
Proceeds from redemption fees (Note 3)

Change in Net Assets from Capital Transactions	(2,403)	(8,005)

Total Change in Net Assets	(2,487)	(7,852)

NET ASSETS:
Beginning of period	15,762	23,614

End of period	$13,275	$15,762

Undistributed net investment income	$28	$28

FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period	1,584	2,402

Shares sold	11	269
Shares issued in reinvestment of distributions	24	66
Shares redeemed	(278)	(1,153)

Change in shares outstanding	(243)	(818)

Outstanding shares at end of period	1,341	1,584

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	652	4,106
Sale of investments (excluding government)	2,853	11,485
Purchase of government securities	—	—
Sale of government securities	—	—

See notes to financial statements.

Paydenfunds

California Municipal Income Fund		Value Leaders Fund		Market Return Fund
2007	2006	2007	2006	2007	2006

$758	$1,219	$813	$1,009	$1,398	$2,753
19	(66)	4,262	2,008	3,988	3,015
(366)	600	2,604	6,704	(434)	3,428

411	1,753	7,679	9,721	4,952	9,196

(758)	(1,219)	(796)	(905)	(1,320)	(2,829)
	(122)

(758)	(1,341)	(796)	(905)	(1,320)	(2,829)

3,779	19,927	5,943	42,403	3,513	12,198
707	1,266	765	878	1,257	2,715
(3,395)	(7,785)	(5,299)	(8,667)	(2,301)	(28,327)
					(1)

1,091	13,408	1,409	34,614	2,469	(13,415)

744	13,820	8,292	43,430	6,101	(7,048)

43,236	29,416	77,403	33,973	58,251	65,299

$43,980	$43,236	$85,695	$77,403	$64,352	$58,251

$—	$—	$425	$408	$128	$50

4,305	2,959	6,033	3,141	5,109	6,348

379	2,002	441	3,559	298	1,121
71	127	57	77	107	250
(340)	(783)	(397)	(744)	(197)	(2,610)

110	1,346	101	2,892	208	(1,239)

4,415	4,305	6,134	6,033	5,317	5,109

5,708	21,129	38,667	—	7,872	46,072
3,687	8,257	30,004	—	7,982	36,291
—	—	—	—	16,901	73,828
—	—	—	—	9,698	70,705

See notes to financial statements.

Semi-Annual Report

Statements of Changes in Net Assets continued

Six months ended April 30, 2007 and year ended October 31, 2006
Numbers in 000s

	U.S. Growth Leaders Fund
	2007	2006

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(1)	$4
Net realized gains (losses) on investments	3,380	895
Change in net unrealized appreciation (depreciation)	2,712	2,289

Change in Net Assets Resulting from Operations	6,091	3,188

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(7)
Net realized gains from investments
Return of capital

Change in Net Assets from Distributions to Shareholders	(7)	—

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold	19,584	35,084
Reinvestment of distributions	7
Cost of fund shares redeemed	(3,913)	(14,576)
Proceeds from redemption fees (Note 3)		2

Change in Net Assets from Capital Transactions	15,678	20,510

Total Change in Net Assets	21,762	23,698

NET ASSETS:
Beginning of period	66,166	42,468

End of period	$87,928	$66,166

Undistributed net investment income	$(4)	$4

FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period	7,429	5,110

Shares sold	2,119	3,932
Shares issued in reinvestment of distributions	1
Shares redeemed	(425)	(1,613)

Change in shares outstanding	1,695	2,319

Outstanding shares at end of period	9,124	7,429

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	107,767	140,433
Sale of investments (excluding government)	92,677	119,297
Purchase of government securities	—	—
Sale of government securities	—	—

See notes to financial statements.

Paydenfunds

Global Short Bond Fund		Global Fixed Income Fund		Emerging Markets Bond Fund
2007	2006	2007	2006	2007	2006

$3,284	$8,998	$2,886	$5,079	$2,897	$7,057
(621)	(1,602)	(1,530)	(7,036)	1,108	(1,722)
856	1,294	935	7,066	4,474	400

3,519	8,690	2,291	5,109	8,479	5,735

(3,187)	(10,660)	(3,718)	(6,652)	(2,417)	(3,331)
			(3,536)
	(1,018)		(9,370)		(2,804)

(3,187)	(11,678)	(3,718)	(19,558)	(2,417)	(6,135)

24,061	80,208	10,766	41,216	87,567	103,719
2,977	10,943	3,314	17,492	2,324	5,816
(62,515)	(106,165)	(57,448)	(77,684)	(33,005)	(129,494)
				3	25

(35,477)	(15,014)	(43,368)	(18,976)	56,889	(19,934)

(35,145)	(18,002)	(44,795)	(33,425)	62,951	(20,334)

180,803	198,805	158,321	191,746	68,996	89,330

$145,658	$180,803	$113,526	$158,321	$131,947	$68,996

$97	$—	$(194)	$638	$530	$50

17,808	19,340	17,505	19,647	5,267	7,078

2,365	7,856	1,173	4,488	6,521	8,027
293	1,077	369	1,884	173	452
(6,142)	(10,465)	(6,374)	(8,514)	(2,442)	(10,290)

(3,484)	(1,532)	(4,832)	(2,142)	4,252	(1,811)

14,324	17,808	12,673	17,505	9,519	5,267

35,143	249,706	162,421	256,048	107,355	198,158
70,126	229,854	176,923	264,081	55,244	216,842
3,920	13,096	80,780	65,451	1,323	8,187
1,770	39,279	101,651	80,409	—	9,996

See notes to financial statements.

Semi-Annual Report

Notes to Financial Statements

April 30, 2007

1.  Organization and Related Matters

The Payden & Rygel Investment Group (the “Group” or “Paydenfunds”) is a no-load, open-end management investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its funds (each a “Fund,” collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at $0.001 par value.

Each of the Funds, other than the Cash Reserves Money Market and High Income Funds, has been classified as non-diversified.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued at market on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities with original maturities of sixty days or less and securities in the Cash Reserves Money Market Fund are valued at amortized cost, which approximates fair value. Options, futures, swaps and other similar assets are valued at the last available bid price in the case of exchange traded derivatives or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities. Investments in investment companies are valued at their net asset values as reported by such companies.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price or if circumstances warrant pursuant to the fair value procedures described below. Securities traded only on the over-the-counter market are valued at the latest bid price, or if circumstances warrant pursuant to the fair value procedures described below.

Fixed income or equity securities for which, for whatever reason, market quotations are not readily available, will be priced at their fair value as determined in good faith under procedures established by the Board of Trustees. In considering fair value of a security, a number of factors are taken into consideration. Depending on the underlying circumstances at the time, these factors may include: the cost of the security or the last reported sales price of the security, as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis using the effective interest method. Premiums and discounts are amortized or accreted over the expected life of the security. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds (except U.S. Government, GNMA and the tax exempt funds) may purchase securities that are denominated in foreign currencies. For these Funds, investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expense are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Paydenfunds

Each of these Funds did not isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on each of these Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the foreign exchange rates.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Funds. With respect to such agreements, it is each Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Funds or the tri-party custodian mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to each Fund under each agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

Options Transactions

Option techniques may be utilized by each of the Funds (except the Cash Reserves Money Market Fund) to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved.

When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When a Fund purchases a call or put option, an amount equal to the premium paid is included in that Fund’s statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Futures Contracts

The Funds (except the Cash Reserves Money Market Fund) may invest in futures contracts to hedge against anticipated future changes in interest or exchange rates or security prices. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the

Semi-Annual Report

Notes to Financial Statements continued

difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

The Funds (except the Cash Reserves Money Market Fund) may invest in stock index futures contracts, which are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Swap Contracts

The Short Bond, Core Bond, Opportunity Bond, High Income, Market Return, Global Fixed Income and Emerging Markets Bond Funds have entered into one or more of the following credit default swap agreements. The counterparty to each agreement has agreed to pay (receive) from the Fund an annuity premium, which is based on a notional principal amount of a specific security/index. The annuity premium is (paid) to or received by each Fund until a credit event (e.g. grace period extension, obligation acceleration, repudiation/moratorium, or restructuring) occurs or until the agreement matures. If a credit event occurs the Fund will pay (receive) the notional amount at par and receive (pay) the defaulted security or cash equivalent.

	Annuity
Security	Premium	Counterparty

Advanced Micro Devices Inc, 7.75%, 11/01/12	0.99%	JP Morgan
AES Corp., 7.75%, 03/01/14	1.80%	Citigroup
AK Steel Corp., 7.75%, 06/15/12	1.25%	CSFB
AK Steel Corp., 7.75%, 06/15/12	0.98%	JP Morgan
Allied Waste NA Inc., 7.375%, 04/15/14	1.05%	JP Morgan
Argentina Government, 8.28%, 12/31/33	(2.89)%	Citigroup
Argentina Government, 8.28%, 12/31/33	1.85%	Citigroup
Argentina Government, 8.28%, 12/31/33	2.07%	Citigroup
Argentina Government, 8.28%, 12/31/33	(3.13)%	Citigroup
Avis Budget Car Rental LLC/Avi, 7.625%, 05/15/14	1.10%	JP Morgan
Bombardier Inc., 6.75%, 05/01/12	1.00%	CSFB
Bombardier Inc., 6.75%, 05/01/12	1.20%	CSFB
Brazilian Government, 12%, 04/15/10	0.995%	Citigroup
Brazilian Government, 12.25%, 03/06/30	1.485%	CSFB
Brazilian Government, 12.25%, 03/06/30	1.23%	CSFB
Brazilian Government, 12.25%, 03/06/30	(1.69)%	Citigroup
Brazilian Government, 12.25%, 03/06/30	1.05%	Citigroup
Colombia Government, 10.375%, 01/28/33	1.635%	CSFB
Colombia Government, 10.375%, 01/28/33	4.10%	CSFB
Cooper Tire & Rubber Co., 8%, 12/15/19	2.40%	JP Morgan
Freescale Semiconductor Inc., 7.125%, 07/15/14	1.50%	JP Morgan
Freescale Semiconductor Inc., 7.125%, 07/15/14	0.91%	CSFB
Gazprom, 7.8%, 09/27/10	1.05%	CSFB
Indonesia Government, 6.625%, 02/17/37	0.35%	CSFB
Ineos Group Holdings Plc, 7.875%, 02/15/16	1.10%	JP Morgan
Ineos Group Holdings Plc, 7.875%, 02/15/16	1.35%	CSFB
Ineos Group Holdings Plc, 8.5%, 02/15/16	1.05%	CSFB
Interpublic Group of Cos Inc, 5.4%, 11/15/09	1.96%	CSFB
Interpublic Group of Cos Inc, 6.25%, 11/15/14	1.37%	CSFB
KB Home, 7.75%, 02/01/10	0.94%	CSFB
Lear Corp., 5.75%, 08/01/14	1.85%	CSFB
Lyondell Chemical Co., 9.875%, 05/01/07	1.47%	Citigroup
Nortel Networks Corp., 4.25%, 09/01/08	1.63%	Citigroup
Nortel Networks Corp., 4.25%, 09/01/08	1.05%	CSFB
NXP BV, 9.5%, 10/15/15	1.72%	JP Morgan
NXP BV, 8.625%, 10/15/15	1.30%	CSFB
Peru Government, 8.75%, 11/21/33	(0.395)%	CSFB
Peru Government, 8.75%, 11/21/33	0.86%	CSFB

Paydenfunds

	Annuity
Security	Premium	Counterparty

PolyOne Corp., 8.875%, 05/01/12	1.25%	CSFB
PolyOne Corp., 8.875%, 05/01/12	0.98%	JP Morgan
Quebecor World Capital Corp., 6.125%, 11/15/13	1.50%	CSFB
Reliant Energy Inc., 6.75%, 12/15/14	1.00%	CSFB
Republic of Turkey, 11.875%, 01/15/30	(0.695)%	CSFB
Republic of Turkey, 11.875%, 01/15/30	1.74%	CSFB
Republic of Turkey, 11.875%, 01/15/30	(0.70)%	CSFB
Republic of Turkey, 11.875%, 01/15/30	1.66%	CSFB
Republic of Venezuela, 9.25%, 09/15/27	(0.60)%	JP Morgan
Republic of Venezuela, 9.25%, 09/15/27	1.47%	JP Morgan
Republic of Venezuela, 9.25%, 09/15/27	(0.80)%	JP Morgan
Rite Aid Corp., 7.7%, 02/15/27	2.62%	JP Morgan
Russian Federation, 7.5%, 03/31/30	0.65%	Goldman
Russian Federation, 7.5%, 03/31/30	0.56%	CSFB
Ukraine Government, 7.65%, 06/11/13	(2.285)%	CSFB
Ukraine Government, 7.65%, 06/11/13	1.46%	Citigroup
Ukraine Government, 7.65%, 06/11/13	1.60%	CSFB
Unisys Corp., 6.875%, 03/15/10	1.60%	JP Morgan
Unisys Corp., 8%, 10/15/12	1.55%	JP Morgan
Unisys Corp., 8.5%, 10/15/15	1.09%	CSFB
United Rentals NA, 7.75%, 11/15/13	1.30%	JP Morgan
Venezuela Government, 5.375%, 08/07/10	1.48%	JP Morgan
Venezuela Government, 5.375%, 08/07/10	1.545%	CSFB
Venezuela Government, 9.25%, 09/15/27	(0.85)%	JP Morgan
Venezuela Government, 9.25%, 09/15/27	1.655%	JP Morgan

The Opportunity Bond, Market Return, Global Short Bond, Global Fixed Income and Emerging Markets Bond Funds have entered into one or more of the following total return swap agreements where the Fund and counterparties have agreed to exchange payments based on a notional principal amount of a specified security. The total return recipient, the Fund pays a financing charge in exchange for the total return, which includes interest and principal appreciation or depreciation of the underlying security.

	Annuity
Security	Premium	Counterparty

Brazil Government, 9.68%, 5/15/45	5.38%	JPM
Brazil Government, 10%, 1/3/14	5.37%	JPM
Brazil Government, 10%, 1/3/14	5.39%	JPM
Egypt Treasury Bill, 0%, 7/17/07	5.61%	CSFB
Indonesia Government, 12% 9/15/11	5.38%	JPM
Indonesia Government, 12% 9/15/11	5.32%	JPM
Russia Agg Bank, 7.85%, 2/16/11	5.15%	CSFB

The Global Fixed Income Fund has entered into the following interest rate swap agreements where the Fund and counterparties have agreed to exchange interest payments based on a notional principal amount.

Fund Pays	Fund Receives	Counterparty

6M GBP Libor	4.725%	Citigroup
5.316%	6M GBP Libor	Citigroup
0.546%	Yen uncollateralized overnight core rate	Citigroup

Forward Currency Contracts

The Global Short Bond, Global Fixed Income, Emerging Markets Bond, Market Return, U.S. Growth Leaders, Limited Maturity, Short Bond, Core Bond, Opportunity Bond and High Income Funds each may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date, at which time a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Although forward contracts are used primarily to protect a Fund from adverse currency movements, they may also be used to increase exposure to a currency. Risk to a Fund may arise when anticipated currency movements are not accurately predicted. Additional risk may arise from the potential inability of counterparties to meet the terms of their contracts.

TBA Sale Commitments

Each of the Funds may enter into TBA sale commitments, such as dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During

Semi-Annual Report

Notes to Financial Statements continued

the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at approximately the current value of the underlying securities. The contract is “marked-to-market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Collateral

Futures contracts, options, swap agreements and forward delivery agreements for foreign currency and fixed income securities require either cash settlement or delivery of securities at some future date with little or no initial investment. A Fund, which employs these investment options is required to segregate sufficient assets to cover any potential loss.

Distributions to Shareholder’s

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid monthly for all Funds, except for (i) Value Leaders, and U.S. Growth Leaders Funds, which are declared and paid semi-annually, and (ii) the Cash Reserves Money Market, Limited Maturity, Short Bond, U.S. Government, GNMA, Tax Exempt Bond and California Municipal Income Funds, which are declared daily and paid monthly. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Federal income Taxes

It is the policy of each Fund to meet the requirements for qualification as a regulated investment company as defined in Subchapter M of the Internal Revenue Code (the ’Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in each Fund’s tax return.

Return of capital distributions and net investment losses for tax purposes, if any, are reclassified to paid in capital.

Line of Credit

The Group has entered into a Credit Agreement with Deutsche Bank AG and Mellon Bank NA under which the banks have agreed to make loans to one or more of the Funds upon request by such Fund(s) and subject to the conditions of the Credit Agreement. The interest rate for any such loan will vary depending upon the type of borrowing chosen by the Fund. The aggregate of all such loans to the Funds may not exceed $60 million. No Fund took a loan during the period, nor did any Fund have a loan outstanding at the end of the period.

Affiliated Investment

Each of the Funds (except the Tax Exempt Bond and California Municipal income Funds) invests in the Cash Reserves Money Market Fund, the Opportunity Bond and Emerging Markets Bond Funds invested in the Metzler Payden European Emerging Markets Fund and the Global Fixed Income Fund invested in the High Income Fund, each an affiliated Fund. The Income earned by each Fund from the affiliated Funds for the period is disclosed in the statements of operations.

Custodian Credits

The Funds have entered into an agreement with the custodian, whereby they earn custodian fee credits for temporary cash balance. These credits, which offset custodian fees that may be charged to the Funds, are based on 75% of the daily effective federal funds rate, and are disclosed in the statements of operations.

Redemption Fee

The Emerging Markets Bond, Value Leaders, Market Return, U.S. Growth Leaders, and High Income Funds employ a redemption fee on shareholders payable to the Funds and

Paydenfunds

equal to 2% of the value of shares redeemed if the shares are held less than thirty days. The fees for the period are added to paid in capital and are disclosed in the statements of changes in net assets.

Other

Shared expenses incurred by the Group are allocated among the Funds of the Group on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.

3.  Related Party Transactions

Payden & Rygel (the “Adviser”) provides investment advisory services to the Funds. Under the terms of the investment advisory agreement, Payden & Rygel is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rate for each Fund is shown in the table below.

	Adviser Fees Based on Assets						3 Year
	Between	Between	Between				Deferred
	0—500	0.5—1	1—2	Over 2	Expense	Voluntary	Expense
	Million	Billion	Billion	Billion	Guarantee	Expense Limit	Subsidy

Cash Reserves Money Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.20%	$1,950,500
Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%,	0.40%	720,438
Short Bond	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%	263,988
U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	0.50%	235,979
GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	n/a	52,191
Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%	274,861
Opportunity Bond	0.28%	0.28%	0.25%	0.25%	0.60%	n/a	3,125
High Income	0.35%	0.35%	0.35%	0.35%	0.75%	n/a	—
Tax Exempt Bond	0.32%	0.28%	0.25%	0.25%	0.60%	0.50%	234,749
California Municipal Income	0.32%	0.32%	0.25%	0.25%	0.80%	0.50%	182,376
Value Leaders	0.50%	0.50%	0.50%	0.30%	0.80%	n/a	62,098
Market Return	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%	342,325
U.S. Growth Leaders	0.60%	0.60%	0.50%	0.50%	1.00%	n/a	—
Global Short Bond	0.30%	0.30%	0.30%	0.25%	0.70%	n/a	—
Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	n/a	—
Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	0.90%	—

Payden & Rygel agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest and taxes) will not exceed the percentages indicated above (“expense guarantee”) of that Fund’s average daily net assets on an annualized basis. Payden & Rygel also voluntarily agreed to temporarily limit each Fund’s total expenses, including advisory fees, to the percentages indicated above of each Fund’s average daily net assets on an annualized basis through October 31, 2007 (exclusive of interest and taxes).

Each Fund remains liable to Payden & Rygel for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or voluntary expense limit (whichever is in effect at the time of reimbursement).

The deferred expense subsidies represent the cumulative amount of expenses subsidized for the Funds through the end of the period. Such amount is not considered a liability of each respective Fund, and therefore is not recorded as liabilities in the statement of assets and liabilities, but will be recognized as net expense in the statements of operations as expense previously deferred in future periods, if expense limits permit.

Treasury Plus, Inc., a wholly owned subsidiary of the Adviser, serves as administrator to the Group. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Group at an annualized rate of 0.12%.

Under a distribution agreement with the Group, Payden & Rygel Distributors is not entitled to receive any fees from the Group.

Certain officers and/or trustees of the Group are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees

Semi-Annual Report

Notes to Financial Statements continued

from the Funds for serving as officers and/or trustees of the Group.

4.  Name Change

On February 28, 2007 the Bunker Hill Money Market Fund changed its name to the Cash Reserves Money Market Fund.

5.  Fund Termination

On February 14, 2007 the Board of Trustees voted to close the Payden Small Cap Leaders Fund. On March 30, 2007 the Fund closed and assets were transferred to other Paydenfunds or distributed in cash.

6.  Accounting Pronouncements

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (“FIN 48”), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds’ net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosures.

Paydenfunds

Financial Highlights

For the share outstanding for the periods ended April 30, 2007 and October 31st

	Cash Reserves Money Market Fund
	2007		2006	2005	2004	2003

Net asset value — beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Income (loss) from investment activities:
Net investment income	0.03		0.05	0.03	0.01	0.01
Net realized and unrealized gains (losses)

Total from investment activities	0.03		0.05	0.03	0.01	0.01

Distributions to shareholders:
From net investment income	(0.03)		(0.05)	(0.03)	(0.01)	(0.01)
From net realized gains

Total distributions to shareholders	(0.03)		(0.05)	(0.03)	(0.01)	(0.01)

Net asset value — end of period	$1.00		$1.00	$1.00	$1.00	$1.00

Total return	2.55	%(1)	4.64%	2.64%	0.99%	1.07%

Ratios/supplemental data:
Net assets, end of period (000s)	$581,535		$607,429	$346,878	$348,170	$249,712
Ratio of gross expense to average net assets	0.34	%(2)	0.35%	0.32%	0.32%	0.37%
Ratio of net expense to average net assets	0.20	%(2)	0.20%	0.20%	0.20%	0.22%
Ratio of investment income less gross expenses to average net assets	4.96	%(2)	4.48%	2.51%	0.89%	0.85%
Ratio of net investment income to average net assets	5.10	%(2)	4.63%	2.63%	1.01%	1.00%
Portfolio turnover rate	n/a		n/a	n/a	n/a	n/a

The Fund commenced operations on December 17, 1997.

	Limited Maturity Fund
	2007		2006	2005	2004	2003

Net asset value — beginning of period	$9.88		$9.86	$9.92	$9.96	$10.03

Income (loss) from investment activities:
Net investment income	0.22		0.42	0.25	0.15	0.17
Net realized and unrealized gains (losses)	(0.01)		0.01	(0.04)	(0.03)	(0.04)

Total from investment activities	0.21		0.43	0.21	0.12	0.13

Distributions to shareholders:
From net investment income	(0.22)		(0.40)	(0.27)	(0.16)	(0.20)
From net realized gains
Return of capital			(0.01)

Total distributions to shareholders	(0.22)		(0.41)	(0.27)	(0.16)	(0.20)

Net asset value — end of period	$9.87		$9.88	$9.86	$9.92	$9.96

Total return	2.42	%(1)	4.41%	2.10%	1.19%	1.33%

Ratios/supplemental data:
Net assets, end of period (000s)	$157,535		$164,321	$294,214	$357,678	$322,822
Ratio of gross expense to average net assets	0.53	%(2)	0.51%	0.46%	0.46%	0.48%
Ratio of net expense to average net assets	0.40	%(2)	0.40%	0.40%	0.40%	0.40%
Ratio of investment income less gross expenses to average net assets	4.90	%(2)	4.05%	2.44%	1.36%	1.52%
Ratio of net investment income to average net assets	5.03	%(2)	4.16%	2.50%	1.42%	1.60%
Portfolio turnover rate	113	%(2)	63%	99%	84%	91%

The Fund commenced operations on May 1, 1994.

(1)	Not annualized
(2)	Annualized

See notes to financial statements.

Semi-Annual Report

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2007 and October 31st

	Short Bond Fund
	2007		2006		2005	2004	2003

Net asset value — beginning of period	$9.92		$9.91		$10.21	$10.31	$10.39

Income (loss) from investment activities:
Net investment income	0.22		0.41		0.33	0.21	0.21
Net realized and unrealized gains (losses)	0.01		0.01		(0.29)	(0.02)	0.05

Total from investment activities	0.23		0.42		0.04	0.19	0.26

Distributions to shareholders:
From net investment income	(0.22)		(0.41)		(0.34)	(0.21)	(0.22)
From net realized gains						(0.08)	(0.12)
Return of capital			(0.00	)(3)

Total distributions to shareholders	(0.22)		(0.41)		(0.34)	(0.29)	(0.34)

Net asset value — end of period	$9.93		$9.92		$9.91	$10.21	$10.31

Total return	2.37	%(1)	4.37%		0.41%	1.88%	2.56%

Ratios/supplemental data:
Net assets, end of period (000s)	$309,308		$320,592		$360,105	$348,264	$294,506
Ratio of gross expense to average net assets	0.49	%(2)	0.50%		0.45%	0.46%	0.50%
Ratio of net expense to average net assets	0.45	%(2)	0.45%		0.45%	0.45%	0.50%
Ratio of investment income less gross expenses to average net assets	4.45	%(2)	4.13%		3.27%	2.019%	2.00%
Ratio of net investment income to average net assets	4.49	%(2)	4.18%		3.27%	2.02%	2.00%
Portfolio turnover rate	74	%(2)	91%		121%	175%	151%

The Fund commenced operations on January 1, 1994.

	U.S. Government Fund
	2007		2006		2005	2004	2003

Net asset value — beginning of period	$10.47		$10.45		$10.78	$11.06	$11.42

Income (loss) from investment activities:
Net investment income	0.22		0.40		0.31	0.27	0.30
Net realized and unrealized gains (losses)	0.02		0.03		(0.31)	(0.02)	(0.15)

Total from investment activities	0.24		0.43		0.00	0.25	0.15

Distributions to shareholders:
From net investment income	(0.22)		(0.41)		(0.33)	(0.27)	(0.31)
From net realized gains						(0.26)	(0.20)
Return of capital			(0.00	)(3)

Total distributions to shareholders	(0.22)		(0.41)		(0.33)	(0.53)	(0.51)

Net asset value — end of period	$10.49		$10.47		$10.45	$10.78	$11.06

Total return	2.35	%(1)	4.21%		0.04%	2.42%	1.28%

Ratios/supplemental data:
Net assets, end of period (000s)	$51,763		$41,798		$55,045	$53,608	$70,268
Ratio of gross expense to average net assets	0.63	%(2)	0.65%		0.57%	0.57%	0.55%
Ratio of net expense to average net assets	0.50	%(2)	0.48%		0.45%	0.45%	0.45%
Ratio of investment income less gross expenses to average net assets	4.14	%(2)	3.68%		2.86%	2.31%	82.55%
Ratio of net investment income to average net assets	4.27	%(2)	3.85%		2.98%	2.43%	2.65%
Portfolio turnover rate	179	%(2)	132%		145%	70%	134%

The Fund commenced operations on January 1, 1995.

(1)	Not annualized
(2)	Annualized
(3)	Amount is less than $0.005

See notes to financial statements.

Paydenfunds

	GNMA Fund
	2007		2006	2005	2004	2003

Net asset value — beginning of period	$9.75		$9.78	$10.10	$10.22	$10.56

Income (loss) from investment activities:
Net investment income	0.24		0.43	0.31	0.41	0.41
Net realized and unrealized gains (losses)	0.03		0.05	(0.11)	0.07	(0.09)

Total from investment activities	0.24		0.48	0.20	0.48	0.32

Distributions to shareholders:
From net investment income	(0.25)		(0.51)	(0.52)	(0.60)	(0.60)
From net realized gains						(0.06)

Total distributions to shareholders	(0.25)		(0.51)	(0.52)	(0.60)	(0.66)

Net asset value — end of period	$9.77		$9.75	$9.78	$10.10	$10.22

Total return	2.80	%(1)	5.10%	2.03%	4.89%	3.08%

Ratios/supplemental data:
Net assets, end of period (000s)	$156,249		$141,676	$115,255	$115,278	$161,464
Ratio of gross expense to average net assets	0.50	%(2)	0.54%	0.50%	0.52%	0.54%
Ratio of net expense to average net assets	0.50	%(2)	0.50%	0.50%	0.50%	0.50%
Ratio of investment income less gross expenses to average net assets	5.01	%(2)	4.24%	3.09%	4.23%	3.93%
Ratio of net investment income to average net assets	5.01	%(2)	4.28%	3.09%	4.25%	3.97%
Portfolio turnover rate	0	%(2)	11%	6%	32%	25%

The Fund commenced operations on August 27, 1999.

	Core Bond Fund
	2007		2006	2005	2004	2003

Net asset value — beginning of period	$10.23		$10.23	$10.72	$10.61	$10.46

Income (loss) from investment activities:
Net investment income	0.25		0.47	0.36	0.40	0.33
Net realized and unrealized gains (losses)	(0.10)		0.01	(0.37)	0.17	0.16

Total from investment activities	0.15		0.48	(0.01)	0.57	0.49

Distributions to shareholders:
From net investment income	(0.24)		(0.47)	(0.42)	(0.39)	(0.34)
From net realized gains				(0.06)	(0.07)
Return of capital			(0.01)

Total distributions to shareholders	(0.24)		(0.48)	(0.48)	(0.46)	(0.34)

Net asset value — end of period	$10.14		$10.23	$10.23	$10.72	$10.61

Total return	1.50	%(1)	4.76%	(0.08)%	5.49%	4.76%

Ratios/supplemental data:
Net assets, end of period (000s)	$787,839		$896,569	$661,575	$558,812	$543,593
Ratio of gross expense to average net assets	0.47	%(2)	0.48%	0.45%	0.45%	0.51%
Ratio of net expense to average net assets	0.45	%(2)	0.46%	0.45%	0.44%	0.51%
Ratio of investment income less gross expenses to average net assets	4.90	%(2)	4.49%	3.48%	3.75%	3.21%
Ratio of net investment income to average net assets	4.92	%(2)	4.51%	3.48%	3.74%	3.21%
Portfolio turnover rate	238	%(2)	243%	210%	164%	303%

The Fund commenced operations on January 1, 1994.

(1)	Not annualized
(2)	Annualized

See notes to financial statements.

Semi-Annual Report

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2007 and October 31st

	Opportunity Bond Fund
	2007		2006	2005	2004	2003

Net asset value — beginning of period	$9.37		$9.36	$9.81	$10.27	$10.20

Income (loss) from investment activities:
Net investment income	0.23		0.42	0.35	0.42	0.47
Net realized and unrealized gains (losses)	(0.06)		0.04	(0.37)	0.09	0.22

Total from investment activities	0.17		0.46	(0.02)	0.51	0.69

Distributions to shareholders:
From net investment income	(0.23)		(0.45)	(0.40)	(0.41)	(0.49)
From net realized gains				(0.03)	(0.56)	(0.13)

Total distributions to shareholders	(0.23)		(0.45)	(0.43)	(0.97)	(0.62)

Net asset value — end of period	$9.31		$9.37	$9.36	$9.81	$10.27

Total return	1.88	%(1)	5.06%	(0.26)%	5.21%	6.86%

Ratios/supplemental data:
Net assets, end of period (000s)	$78,910		$114,420	$143,728	$124,735	$122,242
Ratio of gross expense to average net assets	0.58	%(2)	0.57%	0.52%	0.51%	0.52%
Ratio of net expense to average net assets	0.58	%(2)	0.57%	0.52%	0.49%	0.52%
Ratio of investment income less gross expenses to average net assets	4.88	%(2)	4.53%	3.68%	4.26%	4.40%
Ratio of net investment income to average net assets	4.88	%(2)	4.53%	3.68%	4.28%	4.40%
Portfolio turnover rate	272	%(2)	265%	235%	190%	230%

The Fund commenced operations on December 9, 1996.

	High Income Fund
	2007		2006	2005	2004	2003

Net asset value — beginning of period	$8.14		$8.11	$8.52	$8.34	$7.44

Income (loss) from investment activities:
Net investment income	0.29		0.55	0.57	0.59	0.64
Net realized and unrealized gains (losses)	0.24		0.09	(0.38)	0.18	0.91

Total from investment activities	0.53		0.64	0.19	0.77	1.55

Distributions to shareholders:
From net investment income	(0.30)		(0.54)	(0.60)	(0.59)	(0.65)
From net realized gains
Return of capital			(0.07)		(0.01)

Total distributions to shareholders	(0.30)		(0.61)	(0.60)	(0.60)	(0.65)

Proceeds from redemption fees	0.00	(3)	0.00 (3)	0.00 (3)	0.01	—

Net asset value — end of period	$8.37		$8.14	$8.11	$8.52	$8.34

Total return	6.54	%(1)	8.19%	2.28%	9.74%	21.55%

Ratios/supplemental data:
Net assets, end of period (000s)	$280,021		$263,119	$238,784	$496,474	$308,347
Ratio of gross expense to average net assets	0.58	%(2)	0.59%	0.53%	0.52%	0.55%
Ratio of net expense to average net assets	0.58	%(2)	0.59%	0.53%	0.52%	0.55%
Ratio of investment income less gross expenses to average net assets	6.99	%(2)	6.77%	6.72%	7.19%	8.02%
Ratio of net investment income to average net assets	6.99	%(2)	6.77%	6.72%	7.19%	8.02%
Portfolio turnover rate	91	%(2)	79%	85%	64%	79%

The Fund commenced operations on December 30, 1997.

(1)	Not annualized
(2)	Annualized
(3)	Amount is less that $0.005

See notes to financial statements.

Paydenfunds

	Tax Exempt Bond Fund
	2007		2006	2005	2004	2003

Net asset value — beginning of period	$9.95		$9.83	$10.15	$10.25	$10.22

Income (loss) from investment activities:
Net investment income	0.17		0.34	0.32	0.35	0.34
Net realized and unrealized gains (losses)	(0.05)		0.13	(0.27)	0.06	0.03

Total from investment activities	0.12		0.47	0.05	0.41	0.37

Distributions to shareholders:
From net investment income	(0.17)		(0.33)	(0.33)	(0.33)	(0.34)
From net realized gains			(0.02)	(0.04)	(0.18)

Total distributions to shareholders	(0.17)		(0.35)	(0.37)	(0.51)	(0.34)

Net asset value — end of period	$9.90		$9.95	$9.83	$10.15	$10.25

Total return	1.22	%(1)	4.91%	0.40%	4.16%	3.71%

Ratios/supplemental data:
Net assets, end of period (000s)	$13,275		$15,762	$23,614	$16,574	$13,927
Ratio of gross expense to average net assets	1.01	%(2)	0.91%	0.80%	0.88%	0.78%
Ratio of net expense to average net assets	0.50	%(2)	0.50%	0.50%	0.50%	0.50%
Ratio of investment income less gross expenses to average net assets	2.96	%(2)	2.98%	2.95%	2.92%	3.06%
Ratio of net investment income to average net assets	3.47	%(2)	3.39%	3.25%	3.30%	3.33%
Portfolio turnover rate	10	%(2)	24%	25%	57%	47%

The Fund commenced operations on December 21, 1993.

	California Municipal Income Fund
	2007		2006	2005	2004	2003

Net asset value — beginning of period	$10.04		$9.94	$10.28	$10.27	$10.43

Income (loss) from investment activities:
Net investment income	0.17		0.36	0.37	0.35	0.34
Net realized and unrealized gains (losses)	(0.08)		0.14	(0.34)	0.08	0.05

Total from investment activities	0.09		0.50	0.03	0.43	0.39

Distributions to shareholders:
From net investment income	(0.17)		(0.36)	(0.37)	(0.35)	(0.34)
From net realized gains			(0.04)		(0.07)	(0.21)

Total distributions to shareholders	(0.17)		(0.40)	(0.37)	(0.42)	(0.55)

Net asset value — end of period	$9.96		$10.04	$9.94	$10.28	$10.27

Total return	0.94	%(1)	5.13%	0.29%	4.24%	3.80%

Ratios/supplemental data:
Net assets, end of period (000s)	$43,980		$43,236	$29,416	$30,414	$28,914
Ratio of gross expense to average net assets	0.66	%(2)	0.68%	0.65%	0.64%	0.65%
Ratio of net expense to average net assets	0.50	%(2)	0.50%	0.50%	0.50%	0.50%
Ratio of investment income less gross expenses to average net assets	3.35	%(2)	3.38%	3.45%	3.28%	3.13%
Ratio of net investment income to average net assets	3.51	%(2)	3.56%	3.60%	3.42%	3.28%
Portfolio turnover rate	17	%(2)	25%	51%	53%	29%

The Fund commenced operations on December 17, 1998.

(1)	Not annualized
(2)	Annualized

See notes to financial statements.

Semi-Annual Report

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2007 and October 31st

	Value Leaders Fund
	2007		2006		2005	2004	2003

Net asset value — beginning of period	$12.83		$10.82		$10.70	$9.91	$8.79

Income (loss) from investment activities:
Net investment income	0.13		0.21		0.31	0.20	0.26
Net realized and unrealized gains (losses)	1.14		2.04		0.10	0.81	1.03

Total from investment activities	1.27		2.25		0.41	1.01	1.29

Distributions to shareholders:
From net investment income	(0.13)		(0.24)		(0.29)	(0.23)	(0.17)
From net realized gains

Total distributions to shareholders	(0.13)		(0.24)		(0.29)	(0.23)	(0.17)

Proceeds from redemption fees						0.01

Net asset value — end of period	$13.97		$12.83		$10.82	$10.70	$9.91

Total return	9.97	%(1)	21.10%		3.75%	10.32%	14.81%

Ratios/supplemental data:
Net assets, end of period (000s)	$85,695		$77,403		$33,973	$58,163	$52,987
Ratio of gross expense to average net assets	0.80	%(2)	0.88%		0.84%	0.82%	1.00%
Ratio of net expense to average net assets	0.80	%(2)	0.80	%(2)	0.80%	0.80%	0.80%
Ratio of investment income less gross expenses to average net assets	2.04	%(2)	1.90	%(2)	2.28%	1.85%	2.50%
Ratio of net investment income to average net assets	2.04	%(2)	1.98	%(2)	2.32%	1.87%	2.71%
Portfolio turnover rate	82	%(2)	67	%(2)	69%	30%	155%

The Fund commenced operations on November 1, 1996.

	Market Return Fund
	2007		2006		2005	2004	2003

Net asset value — beginning of period	$11.40		$10.29		$9.89	$9.12	$7.68

Income (loss) from investment activities:
Net investment income	0.27		0.48		0.32	0.20	0.15
Net realized and unrealized gains (losses)	0.69		1.12		0.42	0.78	1.49

Total from investment activities	0.96		1.60		0.74	0.98	1.64

Distributions to shareholders:
From net investment income	(0.26)		(0.49)		(0.34)	(0.21)	(0.19)
From net realized gains
Return of capital							(0.01)

Total distributions to shareholders	(0.26)		(0.49)		(0.34)	(0.21)	(0.20)

Proceeds from redemption fees			0.00	(3)	0.00 (3)	0.00 (3)

Net asset value — end of period	$12.10		$11.05		$10.29	$9.89	$9.12

Total return	8.48	%(1)	15.83%		7.45%	10.75%	21.72%

Ratios/supplemental data:
Net assets, end of period (000s)	$64,352		$58,251		$65,299	$92,989	$26,747
Ratio of gross expense to average net assets	0.63	%(2)	0.63%		0.54%	0.61%	0.85%
Ratio of net expense to average net assets	0.45	%(2)	0.45	%(2)	0.45%	0.45%	0.45%
Ratio of investment income less gross expenses to average net assets	4.48	%(2)	4.15	%(2)	2.94%	1.84%	1.59%
Ratio of net investment income to average net assets	4.66	%(2)	4.33	%(2)	3.03%	2.00%	1.99%
Portfolio turnover rate	65	%(2)	191	%(2)	92%	44%	294%

The Fund commenced operations on December 30, 1995.

(1)	Not annualized
(2)	Annualized
(3)	Amount is less than $0.005

See notes to financial statements.

Paydenfunds

	U.S. Growth Leaders Fund
	2007		2006	2005	2004	2003

Net asset value — beginning of period	$8.91		$8.31	$7.09	$6.68	$5.50

Income (loss) from investment activities:
Net investment income			0.00 (3)	0.02	0.03	(0.01)
Net realized and unrealized gains (losses)	0.73		0.60	1.23	0.41	1.19

Total from investment activities	0.73		0.60	1.25	0.44	1.18

Distributions to shareholders:
From net investment income	0.00	(3)		(0.03)	(0.03)
From net realized gains

Total distributions to shareholders	0.00	(3)	0.00	(0.03)	(0.03)	0.00

Proceeds from redemption fees			0.00 (3)		0.00 (3)

Net asset value — end of period	$9.64		$8.91	$8.31	$7.09	$6.68

Total return	8.20	%(1)	7.22%	17.64%	6.51%	21.44%

Ratios/supplemental data:
Net assets, end of period (000s)	$87,928		$66,166	$42,468	$14,561	$14,670
Ratio of gross expense to average net assets	0.91	%(2)	1.00%	1.07%	1.11%	1.40%
Ratio of net expense to average net assets	0.91	%(2)	1.00%	1.00%	1.00%	1.00%
Ratio of investment income less gross expenses to average net assets	0.00	%(2)	0.01%	0.14%	0.29%	(0.57)%
Ratio of net investment income to average net assets	0.00	%(2)	0.01%	0.21%	0.40%	(0.16)%
Portfolio turnover rate	248	%(2)	202%	150%	182%	188%

The Fund commenced operations on June 17, 1999.

	Global Short Bond Fund
	2007		2006	2005	2004	2003

Net asset value — beginning of period	$10.15		$10.28	$10.45	$10.46	$10.22

Income (loss) from investment activities:
Net investment income	0.25		0.42	0.35	0.24	0.26
Net realized and unrealized gains (losses)	0.01		0.02	(0.14)	0.06	0.35

Total from investment activities	0.26		0.44	0.21	0.30	0.61

Distributions to shareholders:
From net investment income	(0.24)		(0.52)	(0.38)	(0.23)	(0.26)
From net realized gains
Return of capital			(0.05)		(0.08)	(0.11)

Total distributions to shareholders	(0.24)		(0.57)	(0.38)	(0.31)	(0.37)

Net asset value — end of period	$10.17		$10.15	$10.28	$10.45	$10.46

Total return	2.54	%(1)	4.37%	1.99%	2.83%	6.06%

Ratios/supplemental data:
Net assets, end of period (000s)	$145,658		$180,803	$198,805	$143,215	$106,619
Ratio of gross expense to average net assets	0.65	%(2)	0.54%	0.52%	0.58%	0.60%
Ratio of net expense to average net assets	0.65	%(2)	0.52%	0.52%	0.58%	0.60%
Ratio of investment income less gross expenses to average net assets	4.63	%(2)	4.29%	3.52%	3.03%	3.64%
Ratio of net investment income to average net assets	4.63	%(2)	4.31%	3.52%	3.03%	3.64%
Portfolio turnover rate	55	%(2)	129%	113%	87%	68%

The Fund commenced operations on September 18, 1996.

(1)	Not annualized
(2)	Annualized
(3)	Amount is less than $0.005

See notes to financial statements.

Semi-Annual Report

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2007 and October 31st

	Global Fixed Income Fund
	2007		2006	2005	2004	2003

Net asset value — beginning of period	$9.04		$9.76	$9.97	$10.05	$10.18

Income (loss) from investment activities:
Net investment income	0.19		0.25	0.27	0.16	0.26
Net realized and unrealized gains (losses)	(0.03)		0.03	0.20	0.21	0.14

Total from investment activities	0.16		0.28	0.47	0.37	0.40

Distributions to shareholders:
From net investment income	(0.24)		(0.42)	(0.68)	(0.29)	(0.41)
From net realized gains			(0.18)			(0.05)
Return of capital			(0.40)		(0.16)	(0.07)

Total distributions to shareholders	(0.24)		(1.00)	(0.68)	(0.45)	(0.53)

Net asset value — end of period	$8.96		$9.04	$9.76	$9.97	$10.05

Total return	1.76	%(1)	3.05%	4.78%	3.74%	3.94%

Ratios/supplemental data:
Net assets, end of period (000s)	$113,526		$158,321	$191,746	$187,524	$207,398
Ratio of gross expense to average net assets	0.62	%(2)	0.59%	0.54%	0.53%	0.56%
Ratio of net expense to average net assets	0.62	%(2)	0.58%	0.54%	0.53%	0.56%
Ratio of investment income less gross expenses to average net assets	3.98	%(2)	2.80%	2.67%	3.17%	3.26%
Ratio of net investment income to average net assets	3.98	%(2)	2.81%	2.67%	3.17%	3.26%
Portfolio turnover rate	305	%(2)	198%	252%	160%	168%

The Fund commenced operations on September 1, 1992.

	Emerging Markets Bond Fund
	2007		2006	2005	2004	2003

Net asset value — beginning of period	$13.10		$12.62	$11.77	$12.59	$11.32

Income (loss) from investment activities:
Net investment income	0.31		0.91	0.72	0.69	0.79
Net realized and unrealized gains (losses)	0.71		0.29	0.94	0.51	1.34

Total from investment activities	1.02		1.20	1.66	1.20	2.13

Distributions to shareholders:
From net investment income	(0.26)		(0.39)	(0.81)	(0.68)	(0.86)
From net realized gains					(1.38)
Return of capital			(0.33)

Total distributions to shareholders	(0.26)		(0.72)	(0.81)	(2.06)	(0.86)

Proceeds from redemption fees	0.00	(3)	0.00 (3)	0.00 (3)	0.04

Net asset value — end of period	$13.86		$13.10	$12.62	$11.77	$12.59

Total return	8.16	%(1)	9.70%	14.47%	11.04%	19.31%

Ratios/supplemental data:
Net assets, end of period (000s)	$131,947		$68,976	$89,330	$26,905	$53,963
Ratio of gross expense to average net assets	0.77	%(2)	0.82%	0.80%	0.74%	0.86%
Ratio of net expense to average net assets	0.77	%(2)	0.80%	0.80%	0.71%	0.86%
Ratio of investment income less gross expenses to average net assets	5.33	%(2)	6.65%	6.04%	5.80%	6.55%
Ratio of net investment income to average net assets	5.33	%(2)	6.67%	6.04%	5.83%	6.55%
Portfolio turnover rate	122	%(2)	193%	98%	461%	187%

The Fund commenced operations on December 17, 1998.

(1)	Not annualized
(2)	Annualized
(3)	Amount is less than $0.005

See notes to financial statements.

Paydenfunds

Fund Expenses

Understanding Your Fund’s Expenses

Shareholders of mutual funds incur two types of costs: transaction costs incurred from buying or selling Fund shares and ongoing costs incurred from the Funds daily operations. The tables below are provided to highlight ongoing cost only. If transaction costs were included your cost would have been higher.

Actual Expenses

The first table is useful in estimating actual expenses paid during the six-month period ended April 30, 2007. It uses the Fund’s actual return and expense ratio for the period (181/365 days) to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000. To estimate the actual expenses that you paid over the period, divide your beginning account value by 1,000 and multiply that number by the number in the Expenses Paid During the Period column. For example a $10,500 account value divided by 1,000 equals 10.5 times $1.00 for the Cash Reserves Money Market Fund yields $10.50 in expense for the period.

				Annual	Expenses
	Value	Value	6-Month	Expense	Paid During
	November 1, 2006	April 30, 2007	Return	Ratio	the Period

Cash Reserves Money Market	$1,000.00	$1,025.50	2.55%	0.20%	$1.00
Limited Maturity	1,000.00	1,024.20	2.42%	0.40%	2.01
Short Bond	1,000.00	1,023.70	2.37%	0.45%	2.26
U.S. Government	1,000.00	1,023.50	2.35%	0.50%	2.51
GNMA	1,000.00	1,028.00	2.80%	0.50%	2.51
Core Bond	1,000.00	1,015.00	1.50%	0.45%	2.25
Opportunity Bond	1,000.00	1,018.80	1.88%	0.58%	2.90
High Income	1,000.00	1,065.40	6.54%	0.58%	2.97
Tax Exempt Bond	1,000.00	1,012.20	1.22%	0.50%	2.49
California Municipal Income	1,000.00	1,009.40	0.94%	0.50%	2.49
Value Leaders	1,000.00	1,099.70	9.97%	0.80%	4.16
Market Return	1,000.00	1,084.80	8.48%	0.45%	2.33
U.S. Growth Leaders	1,000.00	1,082.00	8.20%	0.91%	4.70
Global Short Bond	1,000.00	1,025.40	2.54%	0.65%	3.26
Global Fixed Income	1,000.00	1,017.60	1.76%	0.62%	3.10
Emerging Markets Bond	1,000.00	1,081.60	8.16%	0.77%	3.97

Semi-Annual Report

Fund Expenses continued

Hypothetical Expenses

The table below is provided so that you can compare a Funds ongoing expense with those of another fund. It uses a hypothetical gross annual return of 5%, which is nor the Funds actual return and the Fund’s actual expense ratio (181/365 days) for the six-month period ended April 30, 2007 to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000.

				Annual	Expenses
	Value	Value	6-Month	Expense	Paid During
	November 1, 2006	April 30, 2007	Return	Ratio	the Period

Cash Reserves Money Market	$1,000.00	$1,023.80	2.38%	0.20%	$1.00
Limited Maturity	1,000.00	1,022.81	2.28%	0.40%	2.01
Short Bond	1,000.00	1,022.56	2.26%	0.45%	2.26
U.S. Government	1,000.00	1,022.32	2.23%	0.50%	2.51
GNMA	1,000.00	1,022.32	2.23%	0.50%	2.51
Core Bond	1,000.00	1,022.56	2.26%	0.45%	2.26
Opportunity Bond	1,000.00	1,021.92	2.19%	0.58%	2.91
High Income	1,000.00	1,021.91	2.19%	0.58%	2.91
Tax Exempt Bond	1,000.00	1,022.32	2.23%	0.50%	2.51
California Municipal Income	1,000.00	1,022.32	2.23%	0.50%	2.51
Value Leaders	1,000.00	1,020.83	2.08%	0.80%	4.01
Market Return	1,000.00	1,022.56	2.26%	0.45%	2.26
U.S. Growth Leaders	1,000.00	1,020.28	2.03%	0.91%	4.56
Global Short Bond	1,000.00	1,021.57	2.16%	0.65%	3.26
Global Fixed Income	1,000.00	1,021.72	2.17%	0.62%	3.11
Emerging Markets Bond	1,000.00	1,020.98	2.10%	0.77%	3.86

Paydenfunds

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Semi-Annual Report

Trustees and Officers

	Position	Year	Principal Occupation(s)	Funds	Other Directorships
Name and Address	with Fund	Elected	Past 5 Years	Series	Held

333 S. Grand Avenue Los Angeles CA 90071 Trustees (1)

W.D. Hilton, Jr.	Independent Trustee	1993	President and CEO, Trust Services, Inc.; Executive Director, NGC Bodily Injury Trust; and Managing Trustee, Fuller-Austin Trust	All	Trustee, The Metzler/Payden Investment Group

James Clayburn LaForce, Jr.	Independent Trustee	1992	Dean Emeritus, The John E. Anderson School of Management at the University of California, Los Angeles	All	Trustee, The Metzler/Payden Investment Group; Trustee, Advisors Series Trust; Director, Arena Pharmaceuticals, Inc.

Gerald S. Levey, M.D.	Independent Trustee	2000	Vice Chancellor, Medical Sciences, and Dean, David Geffen School of Medicine at the University of California, Los Angeles	All	Trustee, The Metzler/Payden Investment Group

Thomas V. McKernan, Jr.	Independent Trustee	1993	President and CEO, Automobile Club of Southern California	All	Director, Blue Shield of California; Director, Forest Lawn Memorial Park

Dennis C. Poulsen	Independent Trustee	1992	Chairman of the Board, Rose Hills Company	All	Director, Rose Hills Company; Director, Ameron International Corp.

Stender E. Sweeney	Independent Trustee	1992	Private Investor	All	Director, Avis Budget Group, Inc.

Joan A. Payden	Interested Trustee	1992	President, CEO and Director, Payden & Rygel	All

Christopher N. Orndorff	Interested Trustee	1992	Managing Principal and Director, Payden & Rygel

Mary Beth Syal	Interested Trustee	2000	Managing Principal and Director, Payden & Rygel	All

Officers (2)

Joan A. Payden	Chairman and CEO	1992	President, CEO and Director, Payden & Rygel	All

Yor Chattrabhuti	Vice President	1997	Principal, Payden & Rygel	All

Bradley F. Hersh	Vice President and Treasurer	1998	Vice President and Treasurer, Payden & Rygel	All

Brian W. Matthews	CFO	2003	Managing Principal, CFO and Director, Payden & Rygel

David L. Wagner	Vice President and CCO	1996	Senior Vice President, Risk Management, Payden & Rygel	All

Edward S. Garlock	Secretary	1997	Managing Principal, General Counsel and Director, Payden & Rygel	All

(1)	Trustees do not have a set term of office, but serve until their resignation, death or removal.
(2)	Officers are elected by, and serve at the pleasure of, The Board of Trustees.

Paydenfunds

IMPORTANT INFORMATION: The information contained in this report is intended for shareholders of the Paydenfunds only. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus which provides further details.

The performance numbers presented in this report are derived from historical market data. There is no guarantee of future performance nor are Fund shares guaranteed. Investment return and principal value of an investment in a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Fund shares are sold through Payden & Rygel Distributors, member NASD.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov or the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800 SEC-0330.

To view the Fund's proxy voting guidelines and proxy voting record, visit the SEC's web site at http://www.sec.gov. You may also call 800 572-9336 to request a free copy of the proxy voting guidelines.

U.S. BOND FUNDS
Cash Reserves Money Market Fund (PBHXX)
Limited Maturity Fund (PYLMX)
Short Bond Fund (PYSBX)
U.S. Government Fund (PYUSX)
GNMA Fund (PYGNX)
Core Bond Fund (PYCBX)
Opportunity Bond Fund (PYOBX)
High Income Fund (PYHRX)

TAX EXEMPT FUNDS
Tax Exempt Bond Fund (PYTEX)
California Municipal Income Fund (PYCRX)

U.S. STOCK FUNDS
Value Leaders Fund (PYVLX)
Market Return Fund (PYMRX)
U.S. Growth Leaders Fund (PUGLX)

GLOBAL BOND FUNDS
Global Short Bond Fund (PYGSX)
Global Fixed Income Fund (PYGFX)
Emerging Markets Bond Fund (PYEMX)

Paydenfunds
333 South Grand Avenue, Los Angeles, California 90071
800 5-PAYDEN   800 572-9336   payden.com

ITEM 2. CODE OF ETHICS
Not required in a semi-annual report on Form N-CSR.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
Not required in a semi-annual report on Form N-CSR.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not required in a semi-annual report on Form N-CSR.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS
Included as a part of the report to shareholders filed under Item 1 of this Form.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Not applicable.
ITEM 11. CONTROLS AND PROCEDURES
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of these controls and procedures as required by the applicable regulations, that the registrant’s disclosure controls and procedures are effective in ensuring that material information relating to the registrant has been made known to them by others within the registrant, particularly during the six-month period ended April 30, 2007.
(b) During the second fiscal quarter of the period covered by this report, there were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
ITEM 12. EXHIBITS
(a) Not applicable.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.
(c) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached as Exhibit 99.906CERT. The certifications furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Payden & Rygel Investment Group
By:	/s/ JOAN A. PAYDEN
Joan A. Payden
Chairman

Date: June 27, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Payden & Rygel Investment Group
By:	/s/ BRIAN W. MATTHEWS
Brian W. Matthews
Executive Vice President and Chief Financial Officer

Date: June 27, 2007